Funds with separate
goals and objectives
to provide investment
flexibility with no initial
sales charge.


Retirement
Annuity Mutual Funds

1998 SEMIANNUAL REPORT


      American Express Financial Advisors

      Managed by IDS Life Insurance Company

The Retirement Annuity Mutual Funds provide several alternatives to consider for investment through your annuity contracts.

Contents
From the chairman                            3

Capital Resource Fund
From the portfolio manager                   4
The Fund's ten largest holdings              5

Special Income Fund
From the portfolio manager                   6
The Fund's ten largest holdings              7

Managed Fund
From the portfolio managers                  8
The Fund's ten largest holdings              9

Moneyshare Fund
From the portfolio manager                  10

International Equity Fund
From the portfolio manager                  11
The Fund's ten largest holdings             12

Aggressive Growth Fund
From the portfolio manager                  13
The Fund's ten largest holdings             14

Global Yield Fund
From the portfolio manager                  15
The Fund's ten largest holdings             16

Growth Dimensions Fund
From the portfolio manager                  17
The Fund's ten largest holdings             18

Income Advantage Fund
From the portfolio manager                  19
The Fund's ten largest holdings             20

All Funds
Financial statements                        21
Notes to financial statements               32
Investments in securities                   54

 To our contract owners


      From the chairman

      The past six months was a positive period for financial assets, especially U.S. stocks and bonds. As a result, the IDS Life Retirement Annuity Mutual Funds that invest primarily in U.S. securities experienced gains during the period, which ran from September 1997 through February 1998.

      While the stock and bond markets can be volatile on a short-term basis, they historically have provided attractive returns over the long term. A focus on long-term financial objectives and a balanced investment program are good guidelines for investing in today's economic environment.

      The group of IDS Life Retirement Annuity Mutual Funds allow you to take advantage of long-term opportunities through a variety of investment avenues. Your American Express financial advisor can tell you about the role each fund can play in meeting your long-term financial objectives.

      Your advisor also can help make sure your investment and protection strategies continue to fit your financial situation. As your objectives and time horizons change, talk to your advisor about the broad range of American Express products and services designed to help you meet a variety of investment and protection needs.




      William R. Pearce
      (picture of) William R. Pearce
      William R. Pearce
      Chairman of the board

      To our contract owners

      Capital Resource Fund


      From the portfolio manager

      Thanks to a well-positioned portfolio, Capital Resource Fund registered a substantial gain during the first half of the fiscal year -- September 1997 through February 1998. For the six months, the Fund's value appreciated 12.7%, essentially matching a powerful performance by the stock market as a whole. (This figure does not reflect expenses that apply to the variable accounts, subaccounts, or the annuity contract.)

      Supported by the positive fundamentals of solid economic growth, low inflation, falling long-term interest rates and good corporate profits, the market got off to a strong start in September. The good times came to an abrupt end in October, though, when a financial crisis in Southeast Asia sent shock waves through stock markets worldwide. But within weeks the U.S. market had shrugged off the setback, then went on to record positive returns through the winter, finishing the period with a flourish in February.

      For much of the six months, large-capitalization stocks led the way for the market. Because such stocks comprised a sizable portion of the portfolio, the Fund's performance benefited accordingly. As for stock sectors, technology-related issues, although they were highly volatile, and financial services issues, including those of insurance and brokerage firms, enjoyed especially good gains. I maintained a heavy exposure to those sectors and, fortunately, held what turned out to be several of the top-performing stocks during the period. Retailing, another substantial area of investment for the Fund, also proved to be a big winner.

      Because I was basically optimistic about stocks' prospects heading into the period, I kept cash reserves at a low level. This strategy also worked in the Fund's favor, as stocks generated a far-better return than cash-equivalent investments. As for changes to the portfolio, they were modest. For example, I sold out of some technology companies that appeared particularly vulnerable to the Asian situation. In short, the changes amounted to shifts among stocks within certain sectors, rather than major asset moves in and out of sectors.

      Although the effect of the Asian situation may linger in the months ahead, I think the underlying investment environment remains favorable. I have increased the Fund's holdings among consumer products manufacturers and industrial companies, which I think may benefit most from what will likely continue to be a healthy economy. I'm also emphasizing companies that do the bulk of their business in the U.S.




      Joseph M. Barsky
      (picture of) Joseph M. Barsky
      Joseph M. Barsky
      Portfolio manager

      The Fund's ten largest holdings


      Capital Resource Fund



                                             Percent                 Value
                               (of Fund's net assets)      (as of Feb. 28, 1998)

       General Electric                       2.49%           $132,175,000

       Microsoft                              2.07             110,175,000

       ACE                                    2.04             108,762,500

       Merck & Co                             2.04             108,428,125

       Wal-Mart Stores                        1.92             101,887,500

       Tyco Intl                              1.91             101,500,000

       Carnival Cl A                          1.88             100,087,500

       CBS                                    1.74              92,812,500

       Progressive Corp                       1.74              92,700,000

       USA Waste Services                     1.72              91,575,000


(icon of) pie chart


The ten holdings listed here make up 19.55% of the Fund's net assets

      To our contract owners

      Special Income Fund


      From the portfolio manager

      A strong U.S. bond market provided the foundation for a positive performance by the Fund during the past six months. For the first half of the fiscal year -- September 1997 through February 1998 -- the Fund's value increased 4.8%. (This figure does not reflect expenses that apply to the variable accounts, subaccounts, or the annuity contract.)

      Thanks to ongoing reports of remarkably low inflation, long-term interest rates in the U.S. declined through mid-January, boosting bond prices along the way. The trend was positive for the Fund, as the majority of its holdings consisted of U.S. Treasury and corporate bonds, including a healthy amount of high-yield "corporates." The latter group got additional support from the continued strength of the economy, and performed especially well. Also having a positive effect on Fund performance was the portfolio's longer-than-average duration, a strategy that increases the Fund's sensitivity to interest-rate swings.

      Investments in emerging markets (smaller markets in developing foreign countries) proved to be another matter, however. Sparked by financial turmoil in Southeast Asia last fall, emerging market bonds suffered a sharp decline. This was especially true in Russia and Latin America, which had previously been stellar performers for the Fund. Those markets began to rebound late in the period, though, and, over the longer term, I expect them to make a positive contribution to Fund performance. In a world characterized by generally low inflation and declining interest rates, the high interest paid by emerging market bonds clearly enhances the Fund's income level.

      As for changes to the Fund's portfolio, I reduced the exposure to certain U.S. mortgage-backed bonds, whose performance lags when interest rates come down. Most of that money went into U.S. Treasury bonds and corporate bonds, which perform better in a falling-rate environment. They also generally provide greater income.

      Looking toward the second half of the fiscal year, I expect little, if any, help from U.S. interest rates. My outlook is that long-term rates will experience only moderate moves up or down. Therefore, I'm continuing to emphasize investments that offer healthy income, as I believe that will be the chief contributor to Fund performance in the months ahead.




      Steven C. Merrell
      (picture of) Steven C. Merrell
      Steven C. Merrell
      Portfolio manager

      The Fund's ten largest holdings

      Special Income Fund

                                                 Percent            Value
                                  (of Fund's net assets)  (as of Feb. 28, 1998)

       Resolution Funding                        3.02%        $58,791,054
      8.125% 2019

       Hydro-Quebec                              1.22          23,858,199
      8.50% 2029

       Time Warner                               1.09          21,252,800
      7.57% 2024

       Republic of Brazil                        1.08          21,092,499
      10.125% 2027

       Republic of Argentina                     1.03          20,129,999
      8.75% 2002

       United Kingdom Treasury                    .86          16,837,268
      13.17% 2003

       Univision Network                          .79          15,361,325
      15.18% 2002

       Wal-Mart CRAVE Trust                       .71          13,821,195
      7.00% 2006

       Govt of Canada                             .70          13,646,564
      7.37% 2001

       Tenet Healthcare                           .67          12,980,000
      10.125% 2005


      Excludes U.S. Treasury and government agency holdings.


(icon of) pie chart

The ten holdings listed here make up 11.17% of the Fund's net assets

      To our contract owners

      Managed Fund


      From the portfolio managers

      Taking advantage of a generally good period for U.S. stocks and bonds, the Fund produced a double-digit gain during the past six months. For the first half of the fiscal year -- September 1997 through February 1998, the Fund's value appreciated 10.7%. (This figure does not reflect expenses that apply to the variable accounts, subaccounts, or the annuity contract.)

      Buoyed by ongoing low inflation, falling long-term interest rates and solid economic growth, the stock market responded with a sharp rally in September. Although that strong start was reversed in October by fallout from financial turmoil in Asia, stocks recovered over the winter and finished the period with another positive spurt in February.

      The U.S. bond market enjoyed more consistent performance, as a steady decline in long-term interest rates drove up bond values through mid-January. However, bonds issued in emerging markets, especially Southeast Asia, were hard hit last fall. While the Fund had only modest holdings in that region, the severity of the downturn did hurt performance in the ensuing months. On the other hand, the long duration structure of our bond holdings in the U.S. (a long duration makes the value of the Fund's bonds more sensitive to interest-rate swings) enhanced performance for most of the six months.

      Most of the Fund's stock investments focused on the technology, financial services, health care and consumer products sectors. Technology stocks lost considerable value during the Asian crisis, during which time we pared back those holdings. Encouragingly, they did rebound late in the period. The other sectors experienced relatively little volatility, and provided very good overall performance.

      Given our belief that the prospects for U.S. stock gains may prove less positive in 1998, we gradually shifted more money into U.S. bonds, especially Treasury issues, during January and February. At the end of the period, the asset mix stood at approximately 65% stocks and 35% bonds. Our stock emphasis remained on U.S. companies with consistent earnings growth and little vulnerability to potential problems stemming from Asia. Unless there's a marked change in the investment environment, we plan to stay with that strategy in the months ahead.





      Alfred Henderson
      (Picture of) Alfred Henderson
      Alfred Henderson
      Portfolio manager





      Deborah L. Pederson
      (picture of) Deborah L. Pederson
      Deborah L. Pederson
      Portfolio manager

      The Fund's ten largest holdings

      Managed Fund


                                                  Percent            Value
                                    (of Fund's net assets) (as of Feb. 28, 1998)

       Merck & Co                                   2.32%       $114,168,437

       Intel                                        2.27         111,660,937

       General Electric                             1.82          89,412,500

       Washington Mutual                            1.71          83,906,249

       Travelers Group                              1.68          82,649,375

       Compaq Computer                              1.65          81,220,724

       Tyco Intl                                    1.34          65,975,000

       Morgan Stanley, Dean Witter, Discover & Co   1.32          64,809,375

       Microsoft                                    1.16          57,019,799

       AirTouch Communications                      1.03          50,397,406


      Excludes U.S. Treasury and government agency holdings.


(icon of) pie chart


The ten holdings listed here make up 16.30% of the Fund's net assets

      To our contract owners

      Moneyshare Fund


      From the portfolio manager

      Moneyshare  Fund's  yield was  little  changed  during the past six months
      (September  1997  through  February  1998),   reflecting   largely  stable
      short-term interest rates over the period.

      For the seven-day period ended Feb. 28, 1998, the Fund's compound annualized yield was 5.18%, and the simple annualized yield was 5.05%. In keeping with its objective, the Fund maintained a $1 per share price throughout the six months. (Although the Fund seeks to maintain a stable $1 per share price, there is no assurance that it will be able to do so. An investment in the fund is neither insured nor guaranteed by the U.S. government.)

      With inflation remaining subdued and the economy showing no signs of either overheating or falling into recession, the Federal Reserve Board (the Fed) elected to leave short-term interest rates unchanged through last fall and winter. Concern about potentially higher inflation was also eased by the financial crisis in Asia, which many observers believed would restrain U.S. economic growth and, thus, temper a possible increase in consumer prices. Short-term interest rates did rise briefly in early January without prompting by the Fed, but quickly returned to former levels.

      Because I was expecting the Fed to raise rates, I kept the average maturity of the Fund's investments somewhat short -- generally around 40 days. This strategy is based on the fact that the longer the Fund's average maturity, the longer it takes the Fund's yield to respond to a change in interest rates. Therefore, when rates rise, a shorter maturity allows me to more quickly add new, higher-yielding investments, which modestly increases the income paid to shareholders. On the other hand, should rates decline, a shorter maturity results in slightly less income. As always, the entire portfolio remained invested in first-rated commercial paper, bank letters of credit and certificates of deposit.

      As for the rest of the fiscal year, at this point (mid-March) I continue to believe that the Fed is more likely to raise short-term interest rates than to lower them, though it may take some time before it decides any adjustment is necessary. In light of that outlook, I plan to stay with a moderately short portfolio maturity until action by the Fed merits a change.





      Terry Fettig
      (picture of) Terry Fettig
      Terry Fettig
      Portfolio manager

      To our contract owners

      International Equity Fund


      From the portfolio manager

      In a highly volatile environment for foreign stocks, the Fund managed to generate positive results during the past six months. For the first half of the fiscal year -- September 1997 through February 1998 -- the Fund's value appreciated 6.9%. (This figure does not reflect expenses that apply to the variable accounts, subaccounts, or the annuity contract.)

      The period got off to a very strong start, as several markets, including those in Europe, Hong Kong and Southeast Asia, rallied sharply. In fact, the Fund's gain in September essentially equaled the return for the entire six months.

      The environment changed abruptly the next month, as a currency crisis in Southeast Asia ultimately led to major downturns in financial markets worldwide, especially in the so-called emerging markets of Asia, Latin America and Eastern Europe. Although the Fund's investments in these markets was relatively modest, the severity of the declines erased the Fund's September gain and actually put it in negative territory for the first two months.

      From that point, the "Asian flu" dissipated somewhat, allowing some emerging markets to recover their footing and, in certain cases, even regain some lost ground. By February, the worst of the situation seemed to have passed, enabling the Fund to finish the period with a healthy gain and put it solidly in the plus column for the six months.

      Fortunately for the Fund's performance, most of its holdings were concentrated in Europe over the period, including United Kingdom, Italy, France, the Netherlands and Germany. Those markets weathered last fall's upheaval better than most, and were the Fund's most consistent contributors over the six months. The primary investment theme in Europe was corporate restructuring -- focusing on companies that were strengthening their business positions through cost reduction and other streamlining efforts.

      As the second half of the fiscal year begins, I think the outlook for foreign investing is still bright, although volatility is likely to stay with us. The Fund's primary emphasis remains on Europe, where I still see ample opportunity for longer-term gain.






      John O'Brien
      (picture of) John O'Brien
      John O'Brien
      Portfolio manager

      The Fund's ten largest holdings

      International Equity Fund



                                                   Percent            Value
                                    (of Fund's net assets) (as of Feb. 28, 1998)

       Telecom Italia (Italy)                        4.23%       $90,643,094

       Rhone-Poulenc Cl A (France)                   4.10         87,758,710

       Novartis (Switzerland)                        3.78         80,866,190

       ING Groep (Netherlands)                       3.50         75,020,033

       Banque Natl de Paris (France)                 3.27         70,045,268

       Bayerische Vereinsbank (Germany)              2.86         61,141,400

       Instituto Bancario San Paolo di Torino (Italy)2.69         57,496,505

       Schweizer Bankgesellschaft (Switzerland)      2.51         53,682,069

       Great Universal Stores (United Kingdom)       2.49         53,269,048

       Banca Intesa (Italy)                          2.28         48,888,003


(icon of) pie chart

The ten holdings listed here make up 31.71% of the Fund's net assets

      To our contract owners

      Aggressive Growth Fund


      From the portfolio manager

      It was a highly volatile six months for small-capitalization stocks, but, in the end, the Fund recorded a positive return for the period. For the first half of the fiscal year -- September 1997 through February 1998 -- the Fund's value appreciated 9.9%. (This figure does not reflect expenses that apply to the variable accounts, subaccounts, or the annuity contract.)

      The period began on a resoundingly strong note, as small-cap stocks powered their way to a big gain in September. Unfortunately, the trend was short-lived, as, in late October, financial turmoil in Asia raised concerns that U.S. companies doing business in those markets would experience a drop-off in earnings.

      Most vulnerable, it was assumed, were technology-related companies, a substantial component of the small-cap sector and the largest area of investment for the Fund. With this cloud hanging over their heads, small stocks in general and technology stocks in particular suffered sharp price declines. The difficult environment lingered through most of the winter. February brought a welcome relief, though, as small stocks and the Fund reacted quite positively to renewed optimism in the market.

      In response to last fall's upheaval in the market, I reduced the Fund's holdings of stocks representing companies, both foreign and domestic, with ties to Asia, especially in the technology and electronics areas. By
      January, all foreign stocks had been eliminated from the portfolio. In addition, prior to that, I substantially raised the cash reserves in the Fund, again to provide a buffer against further fallout from the Asian situation.

      Looking toward the second half of the fiscal year, I expect the market volatility we've seen during the past six months to continue. In light of that, I'm maintaining the higher-then-normal cash level in the portfolio, which will allow me to add stocks of promising companies should they experience price declines. In the long run, I believe that strategy will yield rewards in what I still see as a fundamentally positive environment for stocks.




      Martin G. Hurwitz
      (picture of) Martin G. Hurwitz
      Martin G. Hurwitz
      Portfolio manager

      The Fund's ten largest holdings

      Aggressive Growth Fund



                                              Percent               Value
                                 (of Fund's net assets)    (as of Feb. 28, 1998)

       HBO & Co                                 2.96%           $78,914,250

       Chancellor Media                         1.51             40,275,000

       Outdoor Systems                          1.51             40,246,875

       Family Dollar Stores                     1.34             35,624,999

       Guidant                                  1.23             32,821,875

       Rexall Sundown                           1.15             30,525,000

       Network Associates                       1.09             29,081,249

       CBS                                      1.05             27,843,750

       Steiner Leisure                           .99             26,400,000

       Watson Pharmaceuticals                    .94             25,112,500


(icon of) pie chart

The ten holdings listed here make up 13.77% of the Fund's net assets

      To our contract owners

      Global Yield Fund


      From the portfolio manager

      Generally good bond markets in the U.S. and Europe set the stage for a healthy gain by the Fund during the past six months. For the first half of the fiscal year -- September 1997 through February 1998 -- the Fund's value appreciated 4.9%. (This figure does not reflect expenses that apply to the variable accounts, subaccounts, or the annuity contact.)

      With low inflation prevailing in the U.S. and Europe, long-term interest rates followed an overall declining path through much of the period, boosting bond values in the process. Because the portfolio was concentrated in those markets and had a longer-than-average duration -- an investment strategy that increases its sensitivity to interest-rate changes -- the Fund enjoyed especially good performance from the rate drop.

      The only real trouble spot was the emerging markets, where 10%-15% of the portfolio was invested. A financial crisis in Southeast Asia last fall sent many emerging markets into a nose dive. Although the Fund's emerging-market investments were relatively small and were largely confined to Latin America, the downturn did detract somewhat from performance over the winter. It is encouraging to note, however, that these markets began to rebound late in the period and continue to offer above-average return potential.

      As has been the case for some time, I kept the majority of assets invested in U.S. bonds and foreign bonds denominated in dollars or hedged back into dollars. This strategy lessens the portfolio's exposure to changes in currency values, which can help or hurt the Fund's return. Because I expected the dollar to remain strong against most foreign currencies, which it did, I wanted to limit any potential erosion of the Fund's gain. Also beneficial to performance was a decision to virtually eliminate exposure to bonds issued in Japan, whose economic malaise continued during the past six months.

      Given that inflation remains quite low throughout much of the world, I continue to be optimistic about the outlook for global bond investing. While we may not enjoy the same boost provided by falling interest rates during the past six months, bonds in most markets should fare reasonably well. At this point (mid-March), I am maintaining the emphasis on U.S. dollar investments, both here and in Europe.




      Ray Goodner
      (picture of) Ray Goodner
      Ray Goodner
      Portfolio manager

      The Fund's ten largest holdings

      Global Yield Fund


                                               Percent             Value
                                  (of Fund's net assets)   (as of Feb. 28, 1998)

       U.S. Treasury                            8.83%         $13,991,111
      7.50% 2016

       U.S. Treasury                            3.90            6,175,120
      7.50% 2005

       Federal Republic of Germany              3.30            5,236,140
      6.50% 2027

       Federal Republic of Germany              3.13            4,953,723
      6.00% 2016

       U.S. Treasury                            2.85            4,524,885
      5.875% 2000

       Govt of Canada                           2.40            3,802,226
      8.00% 2023

       United Kingdom Treasury                  2.35            3,721,922
      8.00% 2003

       Govt of Italy                            2.20            3,493,375
      8.50% 2004

       Govt of Norway                           2.17            3,432,646
      9.0% 1999

       United Kingdom Treasury                  2.16            3,424,302
      9.00% 2000

      Note: Certain foreign investment risks include: changes in currency exchange rates, adverse political or economic order, and lack of similar regulatory requirements followed by U.S. companies.


(icon of) pie chart

The ten holdings listed here make up 33.29% of the Fund's net assets

      To our contract owners

      Growth Dimensions Fund


      From the portfolio manager

      Despite a sharp decline last fall, the Fund recorded a double-digit gain during the past six months. For the September 1997 through February 1998 period, the Fund's value increased 13.9%. (This figure does not reflect expenses that apply to the variable accounts, subaccounts, or the annuity contract.)

      The period got off to a strong start, as falling long-term interest rates enhanced what was already a positive environment for stocks. But in
      October, currencies and stocks markets in Asia went into a virtual free-fall. The result was severely weakened economies in many countries that had been substantial buyers of U.S. goods, particularly technology-related products. This unstable situation immediately cast doubt on American companies' ability to sustain their earnings growth and soon spawned a wave of stock-selling.

      Although that cloud of concern hung over the U.S. stock market in the ensuing months, a steady decline in long-term interest rates and ongoing reports of tame inflation and solid economic growth provided support for stocks through the winter. In fact, February proved to the Fund's strongest month of the period.

      As has  been the case for some  time,  I kept  most of the  Fund's  assets
      invested       in       large-capitalization       stocks      in      the
      technology/telecommunications, health care and financial/ business services sectors, which continued to generate much of corporate America's greatest earnings growth. I also continued to avoid foreign stocks, which proved to be beneficial last fall. I did moderately reduce holdings in the technology sector in light of the Asian turmoil, but that was the only notable change to the portfolio during the six months.

      Although the stock market's strength in the first two months of 1998 has been gratifying, I suspect that the year won't be all smooth sailing. The fallout from the Asian situation may well resurface at some point, and there could be more upward pressure on inflation and, thus, interest rates in the months ahead.

      That notwithstanding, the resilience the market has demonstrated in recent years can't be ignored. Therefore, I plan to maintain the Fund's emphasis on large-capitalization stocks in the sectors that I think continue to offer the best potential: technology/ telecommunications, financial/ business services and health care.




      Gordon Fines
      (picture of) Gordon Fines
      Gordon Fines
      Portfolio manager

      The Fund's ten largest holdings

      Growth Dimensions Fund


                                             Percent               Value
                              (of Fund's net assets)     (as of Feb. 28, 1998)

       General Electric                      3.72%           $70,674,750

       Pfizer                                2.89             55,038,149

       Norwest                               2.83             53,865,562

       Cisco Systems                         2.28             43,332,575

       Intel                                 2.14             40,771,937

       Travelers Group                       2.10             40,022,924

       Deere & Co                            2.08             39,596,188

       Compaq Computer                       2.02             38,349,956

       Microsoft                             1.81             34,459,350

       BellSouth                             1.76             33,574,399


(icon of) pie chart

The ten holdings listed here make up 23.63% of the Fund's net assets

      To our contract owners

      Income Advantage Fund


      From the portfolio manager

      Falling interest rates and solid demand for high-yield bonds resulted in a productive six months for the Fund. For the first of the fiscal year -- September 1997 through February 1998 -- the Fund's value appreciated 6.3%. (This figure does not reflect expenses that apply to the variable accounts, subaccounts, or the annuity contract.)

      Sparked mainly by ongoing reports of low inflation and the prospect of a balanced federal budget, long-term interest rates moved steadily lower through mid-January. Bond prices responded, as they naturally do when rates fall, by moving higher, augmenting the Fund's return. For high-yield bonds, the already positive environment was complemented by solid, ongoing economic growth and generally healthy corporate profits.

      As it has for some time, demand for high-yield bonds remained robust for much of the six months. The only slowdown came last fall, in the wake of the financial crisis in Asia, which drove some investors toward the perceived safe haven offered by U.S. Treasury bonds. By January, though, demand picked up and remained strong through the end of the period.

      Although the Fund's holdings were spread over a wide range of business sectors, three substantial areas of investment -- media, telecommunications and gaming -- provided particularly good performance. Conversely, the Fund's small exposure to what proved to be ill-fated bond markets in emerging, or developing, countries (including Asia and Latin America) also worked to its benefit.

      With the U.S. economy appearing to still be on solid ground and inflation yet to become a threat, I think high-yield bonds should be able to provide a relatively good return in the months ahead. Therefore, I plan to keep the Fund essentially fully invested in wide range of bonds issued almost exclusively by U.S. companies.




      Jack Utter
      (picture of) Jack Utter
      Jack Utter
      Portfolio manager

      The Fund's ten largest holdings

      Income Advantage Fund


                                               Percent             Value
                                 (of Fund's net assets)   (as of Feb. 28, 1998)

       Cablevision Systems                     1.16%               $5,534,535

       11.125% Pay-in-kind Series M
       Comcast Cellular Holdings               1.10                 5,275,000

       9.50% 2007
       Adelphia Communications                  .94                 4,499,999

       8.375% 2008
       Outdoor Systems                          .84                 4,004,250

       8.875% 2007
       Tenet Healthcare                         .75                 3,575,000

       10.125% 2005
       Crown Paper                              .72                 3,428,750

       11.00% 2005
       Paracelsus Healthcare                    .71                 3,404,375

       10.00% 2006
       Pathmark Stores                          .71                 3,395,000

       11.625% 2002
       Riverwood Intl                           .70                 3,363,750

       10.25% 2006
       First Nationwide Holdings                .68                 3,281,600

       10.625% 2003

(icon of) pie chart

The ten holdings listed here make up 8.31% of the Fund's net assets


      Financial statements


      Statements of assets and liabilities
      Retirement Annuity Mutual Funds
      Feb. 28, 1998 (Unaudited)




                                  Assets
                                                                         Capital                Special               Managed
                                                                        Resource                Income                   Fund
                                                                           Fund                  Fund
 Investments in securities, at value (Note 1):
      (identified cost, $4,059,189,209; $1,919,793,396
      and $3,854,346,218, respectively)                            $5,373,396,309        $1,993,521,625        $4,977,747,514
 Receivable for investment securities sold                             59,670,470             4,221,487            31,162,772
 Dividends and accrued interest receivable                              4,331,688            30,866,644            29,081,394
 Unrealized appreciation on foreign currency contracts
      held, at value (Notes 1 and 4)                                           --                52,357                    --
 U.S. government securities held as collateral for
      securities loaned (Note 5)                                               --            25,954,135            12,565,009
 Receivable for capital stock sold                                             --             9,589,187            17,853,753
                                                                    -------------             ---------            ----------
 Total assets                                                       5,437,398,467         2,064,205,435         5,068,410,442
                                                                    =============         =============         =============

                                  Liabilities
 Disbursements in excess of cash on demand deposit                      6,164,656               167,141               209,067
 Dividends payable to shareholders (Note 1)                             5,662,291            10,956,438            28,706,774
 Payable for investment securities purchased                           89,250,567            15,129,256            52,026,140
 Accrued investment management and services fee                         2,539,357               971,018             2,276,369
 Payable upon return of securities loaned (Note 5)                     11,966,000            85,860,135            70,518,689
 Payable for capital stock redeemed                                     2,317,242             1,522,997                43,661
 Other accrued expenses                                                   555,979               204,143               480,367
                                                                          -------               -------               -------
 Total liabilities                                                    118,456,092           114,811,128           154,261,067
                                                                      -----------           -----------           -----------
 Net assets applicable to outstanding capital stock                 5,318,942,375         1,949,394,307         4,914,149,375
                                                                    =============         =============         =============

                                  Represented by
 Capital stock-- $.01 par value ($.001 for Managed Fund) (Note 1)       1,729,800             1,642,901               257,958
 Additional paid-in capital                                         3,861,119,701         1,872,434,429         3,571,267,409
 Undistributed (excess of distributions over)
      net investment income                                               (61,479)            2,564,200            (2,928,862)
 Accumulated net realized gain (loss)                                 141,947,223              (834,673)          222,151,751
 Unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign
      currencies (Notes 4 and 7)                                    1,314,207,130            73,587,450         1,123,401,119
                                                                    -------------            ----------         -------------
 Total-- representing net assets applicable to outstanding
      capital stock                                                $5,318,942,375        $1,949,394,307        $4,914,149,375
                                                                   ==============        ==============        ==============
 Shares outstanding                                                   172,979,959           164,290,133           257,957,665
 Net asset value per share of outstanding capital stock            $        30.75        $        11.87        $        19.05

See accompanying notes to financial statements.



                                                     Financial statements


      Statements of assets and liabilities (continued)
      Retirement Annuity Mutual Funds
      Feb. 28, 1998 (Unaudited)




                                  Assets
                                                                     Moneyshare         International            Aggressive
                                                                           Fund                Equity                Growth
                                                                                                 Fund                  Fund
 Investments in securities, at value (Note 1):
 Investments in securities of unaffiliated
      issuers (identified cost, $386,998,289;
      $2,023,140,167 and $2,161,938,798, respectively)             $386,998,289        $2,387,507,490        $2,657,458,554
 Investments in securities of affiliated issuers
      (identified cost, $17,471,260 for Aggressive Growth)                   --                    --            37,455,000
 Cash in bank on demand deposit                                              --               459,829                74,035
 Receivable for investment securities sold                                   --            68,546,285            37,087,777
 Dividends and accrued interest receivable                              463,103             2,127,518               919,203
 Unrealized appreciation on foreign currency contracts
      held, at value (Notes 1 and 4)                                         --                40,946                    --
 U.S. government securities held as collateral for
      securities loan (Note 5)                                               --             8,981,438             8,113,574
 Receivable for capital stock sold                                    2,369,330               207,782                    --
                                                                      ---------               -------             ---------
 Total assets                                                       389,830,722         2,467,871,288         2,741,108,143
                                                                    ===========         =============         =============


                                  Liabilities
 Disbursements in excess of cash on demand deposit                       26,127                    --                    --
 Dividends payable to shareholders (Note 1)                           1,518,512             1,909,488             2,918,279
 Payable for investment securities purchased                                 --            83,041,709            51,936,739
 Accrued investment management and services fee                         162,303             1,330,115             1,272,133
 Unrealized depreciation on foreign currency
      contracts held, at value (Notes 1 and 4)                               --                95,105                    --
 Payable upon return of securities loaned (Note 5)                           --           235,745,938            18,038,574
 Payable for capital stock redeemed                                   3,111,331             4,629,522             3,428,816
 Other accrued expenses                                                  43,213               300,957               218,115
                                                                         ------               -------               -------
 Total liabilities                                                    4,861,486           327,052,834            77,812,656
                                                                      ---------           -----------            ----------
 Net assets applicable to outstanding capital stock                $384,969,236        $2,140,818,454        $2,663,295,487
                                                                   ============        ==============        ==============


                                  Represented by
 Capital stock-- $.01 par value (Note 1)                           $  3,850,010        $    1,451,685        $    1,546,677
 Additional paid-in capital                                         381,120,743         1,773,530,834         2,008,798,905
 Undistributed (excess of distributions over)
      net investment income                                                  80            (9,262,965)               17,449
 Accumulated net realized gain (loss)                                    (1,597)           10,654,955           137,428,960
 Unrealized appreciation (depreciation) on investments
      and on translation of assets and liabilities in foreign
      currencies (Note 4)                                                    --           364,443,945           515,503,496
                                                                      ---------           -----------           -----------
 Total-- representing net assets applicable to
      outstanding capital stock                                    $384,969,236        $2,140,818,454        $2,663,295,487
                                                                   ============        ==============        ==============
 Shares outstanding                                                 385,001,033           145,168,483           154,667,685
 Net asset value per share of outstanding capital stock            $       1.00        $        14.75        $        17.22

See accompanying notes to financial statements.




      Statements of assets and liabilities (continued)
      Retirement Annuity Mutual Funds
      Feb. 28, 1998 (Unaudited)




                                  Assets
                                                                                Global                Growth                Income
                                                                                 Yield            Dimensions             Advantage
                                                                                  Fund                  Fund                  Fund
 Investments in securities, at value (Note 1):
      (identified cost, $159,797,829;
      $1,547,202,115 and $462,550,681, respectively)                      $162,852,183        $1,909,671,286          $474,682,763
 Cash in bank on demand deposit                                                179,332                    --                    --
 Receivable for investment securities sold                                          --             4,253,056             1,210,127
 Dividends and accrued interest receivable                                   3,014,215             1,704,914             8,338,355
 Unrealized appreciation on foreign currency
      contracts held, at value (Notes 1 and 4)                                  36,008                    --                    --
 U.S. government securities held as collateral for
      securities loaned (Note 5)                                                    --             2,923,127                    --
 Receivable for capital stock sold                                             978,758             5,459,509             4,284,590
                                                                               -------             ---------             ---------
 Total assets                                                              167,060,496         1,924,011,892           488,515,835
                                                                           ===========         =============           ===========


                                  Liabilities
 Disbursements in excess of cash on demand deposit                                  --                71,674                 7,717
 Dividends payable to shareholders (Note 1)                                    521,078             3,092,299             3,325,080
 Payable for investment securities purchased                                 4,710,815             6,482,218             6,249,094
 Accrued investment management and services fee                                107,163               935,375               237,459
 Unrealized depreciation on foreign currency
      contracts held, at value (Notes 1 and 4)                                  16,022                    --                    --
 Payable upon return of securities loaned (Note 5)                           3,220,000            10,168,127                    --
 Other accrued expenses                                                         11,913               107,092                38,325
 Open option contracts written at value (Premium received,
      $226,496 for Growth Dimensions Fund) (Note 8)                                 --               251,562                    --
                                                                              --------               -------               -------
 Total liabilities                                                           8,586,991            21,108,347             9,857,675
                                                                             ---------            ----------             ---------
 Net assets applicable to outstanding capital stock                       $158,473,505        $1,902,903,545          $478,658,160
                                                                          ============        ==============          ============


                                  Represented by
 Capital stock-- $.01 par value (Note 1)                                 $     151,187       $     1,294,867         $     454,256
 Additional paid-in capital                                                155,393,341         1,531,310,193           462,545,436
 Undistributed (excess of distributions over) net investment income            165,923                    (8)              (65,666)
 Accumulated net realized gain (loss) (Note 9)                                (292,497)            7,854,388             3,592,052
 Unrealized appreciation (depreciation)on investments and
      on translation of assets and liabilities in foreign currencies         3,055,551           362,444,105            12,132,082
                                                                             ---------           -----------            ----------
 Total-- representing net assets applicable to outstanding
      capital stock                                                       $158,473,505        $1,902,903,545          $478,658,160
                                                                          ============        ==============          ============
 Shares outstanding                                                         15,118,710           129,486,735            45,525,566
 Net asset value per share of outstanding capital stock                   $      10.48        $        14.70          $      10.51

See accompanying notes to financial statements.





                                                     Financial statements


      Statements of operations
      Retirement Annuity Mutual Funds
      Six months ended Feb. 28, 1998 (Unaudited)




                                  Investment income
                                                                           Capital                Special               Managed
                                                                           Resource              Income                    Fund
                                                                             Fund                    Fund
 Income:
 Dividends (including $1,076,510 earned from affiliates for
      Managed Fund)                                                   $  24,071,068       $       795,849         $  15,470,075
 Interest                                                                 5,568,378            73,713,608            54,720,190
      Less foreign taxes withheld                                          (107,361)                   --              (187,094)
                                                                           --------                                    --------
 Total income                                                            29,532,085            74,509,457            70,003,171
                                                                         ----------            ----------            ----------
 Expenses (Note 2):
 Investment management services fee                                      15,165,347             5,880,643            13,540,383
 Administrative services fees and expenses                                  883,859               397,774               745,884
 Custodian fees and expenses                                                225,304               109,220               247,850
 Compensation of board members and officers                                  17,933                10,244                15,461
 Printing and postage                                                       215,955                69,547               193,573
 Audit fees                                                                  10,750                11,250                10,000
 Other                                                                       10,741                38,947                14,341
                                                                             ------                ------                ------
 Total expenses                                                          16,529,889             6,517,625            14,767,492
                                                                         ----------             ---------            ----------
 Investment income (loss)-- net                                          13,002,196            67,991,832            55,235,679
                                                                         ----------            ----------            ----------


                               Realized and unrealized gain (loss) -- net
 Net realized gain (loss) on:
      Security transactions (Note 3)                                    190,916,998             6,487,312           226,653,448
      Financial futures contracts (Note 7)                                       --              (544,319)                   --
      Foreign currency transactions                                              --               (47,395)               (6,314)
      Option contracts written (Note 8)                                          --                    --               105,167
                                                                                                                        -------
 Net realized gain (loss) on investments                                190,916,998             5,895,598           226,752,301
 Net change in unrealized appreciation (depreciation)
      on investments and on translation of assets and liabilities
      in foreign currencies                                             403,507,766            16,874,394           195,441,988
                                                                        -----------            ----------           -----------
 Net gain (loss) on investments and foreign currencies                  594,424,764            22,769,992           422,194,289
                                                                        -----------            ----------           -----------
 Net increase (decrease) in net assets resulting from operations       $607,426,960         $  90,761,824          $477,429,968
                                                                       ------------         -------------          ------------

See accompanying notes to financial statements.




      Statements of operations (continued)
      Retirement Annuity Mutual Funds
      Six months ended Feb. 28, 1998 (Unaudited)




                                  Investment income
                                                                         Moneyshare         International            Aggressive
                                                                               Fund                Equity                Growth
                                                                                                     Fund                  Fund
 Income:
 Dividends                                                             $         --         $   8,311,374         $   3,545,776
 Interest                                                                11,431,036             5,891,048             8,021,359
      Less foreign taxes withheld                                                --              (854,405)               (7,270)
                                                                                                 --------                ------
 Total income                                                            11,431,036            13,348,017            11,559,865
                                                                         ----------            ----------            ----------
 Expenses (Note 2):
 Investment management services fee                                       1,034,156             8,630,558             7,626,687
 Administrative services fees and expenses                                   51,584               488,304               472,941
 Custodian fees and expenses                                                 29,600               483,100               101,194
 Compensation of board members and officers                                   5,230                24,937                10,975
 Printing and postage                                                         7,114               102,188                63,930
 Audit fees                                                                   8,000                 9,750                 8,250
 Other                                                                           --                    --                10,616
                                                                                                                         ------
 Total expenses                                                           1,135,684             9,738,837             8,294,593
                                                                          ---------             ---------             ---------
 Investment income (loss)-- net                                          10,295,352             3,609,180             3,265,272
                                                                         ----------             ---------             ---------


                 Realized and unrealized gain (loss) -- net
 Net realized gain (loss) on:
      Security transactions (including $736,344 realized gain
         on investments of affiliated issuers
         for Aggressive Growth Fund) (Note 3)                                  (957)            1,892,241           143,135,229
      Foreign currency transactions                                              --             9,973,675               (17,409)
      Option contracts written (Note 8)                                          --                    --            (3,551,587)
                                                                                                                     ----------
 Net realized gain (loss) on investments                                       (957)           11,865,916           139,566,233
 Net change in unrealized appreciation (depreciation)
      on investments and on translation of assets and liabilities
      in foreign currencies                                                      --           124,025,327            98,101,875
                                                                                              -----------            ----------
 Net gain (loss) on investments and foreign currencies                         (957)          135,891,243           237,668,108
                                                                               ----           -----------           -----------
 Net increase (decrease) in net assets resulting from operations        $10,294,395          $139,500,423          $240,933,380
                                                                        -----------          ------------          ------------

See accompanying notes to financial statements.


                                                     Financial statements

                                                     Section continued title


      Statements of operations (continued)
      Retirement Annuity Mutual Funds
      Six months ended Feb. 28, 1998 (Unaudited)




                                  Investment income
                                                                             Global                Growth                Income
                                                                              Yield            Dimensions             Advantage
                                                                               Fund                  Fund                  Fund
 Income:
 Dividends                                                              $        --         $   7,141,440          $  1,445,605
 Interest                                                                 4,696,985             4,475,068            16,878,559
                                                                          ---------             ---------            ----------
 Total income                                                             4,696,985            11,616,508            18,324,164
                                                                          ---------            ----------            ----------
 Expenses (Note 2):
 Investment management services fee                                         593,955             5,020,524             1,252,197
 Administrative services fees and expenses                                   35,538               250,423                71,875
 Custodian fees and expenses                                                 12,335               216,217                16,673
 Compensation of board members and officers                                   4,778                 5,753                 4,917
 Printing and postage                                                         1,287                16,421                 7,116
 Audit fees                                                                   6,500                 7,500                 7,000
 Other                                                                        1,725                 2,363                 9,591
                                                                              -----                 -----                 -----
 Total expenses                                                             656,118             5,519,201             1,369,369
                                                                            -------             ---------             ---------
 Investment income (loss)-- net                                           4,040,867             6,097,307            16,954,795
                                                                          ---------             ---------            ----------


                    Realized and unrealized gain (loss) -- net
 Net realized gain (loss) on:
      Security transactions (Note 3)                                       (262,071)           19,587,230             3,595,167
      Foreign currency transactions                                         100,798                    --                    --
                                                                            -------            ----------              --------
 Net realized gain (loss) on investments                                   (161,273)           19,587,230             3,595,167
 Net change in unrealized appreciation (depreciation)
      on investments and on translation of assets and liabilities
      in foreign currencies                                               2,605,880           186,344,261             3,116,104
                                                                          ---------           -----------             ---------
 Net gain (loss) on investments and foreign currencies                    2,444,607           205,931,491             6,711,271
                                                                          ---------           -----------             ---------
 Net increase (decrease) in net assets resulting from operations         $6,485,474          $212,028,798           $23,666,066
                                                                         ==========          ============           ===========

See accompanying notes to financial statements.




      Statements of changes in net assets
      Retirement Annuity Mutual Funds




                                  Operations and distributions
                                                           Capital Resource Fund                     Special Income Fund
                                                Six months ended           Year ended      Six months ended          Year ended
                                                  Feb. 28, 1998        Aug. 31, 1997         Feb. 28, 1998        Aug. 31, 1997
                                                     (Unaudited)                                (Unaudited)
 Investment income (loss)-- net                  $    13,002,196      $    27,736,768       $    67,991,832    $   138,447,393
 Net realized gain (loss) on investments             190,916,998           64,476,008             5,895,598         36,389,635
 Net change in unrealized appreciation
      (depreciation) on investments and on
      translation of assets and liabilities in
      foreign currencies                             403,507,766        1,057,213,832            16,874,394         48,544,163
                                                     -----------        -------------            ----------         ----------
 Net increase (decrease) in net assets
      resulting from operations                      607,426,960        1,149,426,608            90,761,824        223,381,191
                                                     -----------        -------------            ----------        -----------
 Distributions to shareholders from:
      Net investment income                          (14,513,937)         (25,649,850)          (68,085,677)      (136,327,556)
      Net realized gain                             (108,000,072)        (671,576,858)          (42,097,397)       (11,869,083)
      Excess distributions of net investment
      income (Note 1)                                    (61,479)          (2,087,182)                   --         (1,098,015)
                                                         -------           ----------                               ----------
 Total distributions                                (122,575,488)        (699,313,890)         (110,183,074)      (149,294,654)
                                                    ------------         ------------          ------------       ------------


          Capital share transactions (Note 6)
 Proceeds from sales                                  47,128,593           93,527,775            44,882,644         80,830,509
 Reinvested distributions at net asset value         122,575,488          699,313,890           110,183,074        149,294,654
 Payments for redemptions                           (202,204,255)        (748,232,170)         (109,567,775)      (292,741,712)
                                                    ------------         ------------          ------------       ------------
 Increase (decrease) in net assets from
      capital share transactions                     (32,500,174)          44,609,495            45,497,943        (62,616,549)
                                                     -----------           ----------            ----------        -----------
 Total increase (decrease) in net assets             452,351,298          494,722,213            26,076,693         11,469,988
 Net assets at beginning of period                 4,866,591,077        4,371,868,864         1,923,317,614      1,911,847,626
                                                   -------------        -------------         -------------      -------------
 Net assets at end of period                      $5,318,942,375       $4,866,591,077        $1,949,394,307     $1,923,317,614
                                                  ==============       ==============        ==============     ==============
 Undistributed (excess of distributions
      over) net investment income                        (61,479)           1,511,741             2,564,200          2,658,045
                                                         -------            ---------             ---------          ---------

See accompanying notes to financial statements.




                                                     Financial statements

                                                     Section continued title


      Statements of changes in net assets (continued)
      Retirement Annuity Mutual Funds




                                  Operations and distributions
                                                                Managed Fund                              Moneyshare Fund
                                                 Six months ended           Year ended      Six months ended          Year ended
                                                   Feb. 28, 1998        Aug. 31, 1997         Feb. 28, 1998        Aug. 31, 1997
                                                      (Unaudited)                                (Unaudited)
 Investment income (loss)-- net                  $     55,235,679      $   106,188,571         $  10,295,352      $  18,045,404
 Net realized gain (loss) on investments              226,752,301          349,723,816                  (957)                75
 Net change in unrealized appreciation
      (depreciation) on investments and
      on translation of assets and liabilities
      in foreign currencies                           195,441,988          533,911,315                    --                 --
                                                      -----------          -----------             ---------          ---------
 Net increase (decrease) in net assets
      resulting from operations                       477,429,968          989,823,702            10,294,395         18,045,479
                                                      -----------          -----------            ----------         ----------
 Distributions to shareholders from:
      Net investment income                           (52,316,649)        (103,963,520)          (10,295,352)       (18,045,405)
      Net realized gain                              (354,443,189)        (229,851,535)                   --                 --
      Excess distributions of net investment
            income (Note 1)                            (2,928,862)          (2,233,237)                   --                --
                                                       ----------           ----------            ----------         ----------
 Total distributions                                 (409,688,700)        (336,048,292)          (10,295,352)       (18,045,405)
                                                     ------------         ------------           -----------        -----------


          Capital share transactions (Note 6)
 Proceeds from sales                                   86,184,189          165,143,091           166,001,765        381,728,848
 Reinvested distributions at net asset value          409,688,700          336,048,292            10,295,352         18,045,405
 Payments for redemptions                             (94,067,094)        (192,281,775)         (212,675,702)      (266,545,406)
                                                      -----------         ------------          ------------       ------------
 Increase (decrease) in net assets from
      capital share transactions                      401,805,795          308,909,608           (36,378,585)       133,228,847
                                                      -----------          -----------           -----------        -----------
 Total increase (decrease) in net assets              469,547,063          962,685,018           (36,379,542)       133,228,921
 Net assets at beginning of period                  4,444,602,312        3,481,917,294           421,348,778        288,119,857
                                                    -------------        -------------           -----------        -----------
 Net assets at end of period                       $4,914,149,375       $4,444,602,312          $384,969,236       $421,348,778
                                                   ==============       ==============          ============       ============
 Undistributed (excess of distributions over)
      net investment income                        $   (2,928,862)      $   (2,919,030)         $         80       $         80
                                                   --------------       --------------          ------------       ------------

See accompanying notes to financial statements.



      Statements of changes in net assets (continued)
      Retirement Annuity Mutual Funds




                                  Operations and distributions
                                                            International Equity Fund                   Aggressive Growth Fund
                                                   Six months ended           Year ended      Six months ended          Year ended
                                                     Feb. 28, 1998        Aug. 31, 1997         Feb. 28, 1998        Aug. 31, 1997
                                                        (Unaudited)                                (Unaudited)
 Investment income (loss)-- net                     $     3,609,180      $    26,417,287       $     3,265,272    $    10,202,090
 Net realized gain (loss) on investments                 11,865,916           28,172,219           139,566,233        211,414,428
 Net change in unrealized appreciation
      (depreciation) of investments and on
      translation of assets and liabilities in
      foreign currencies                                124,025,327          124,342,284            98,101,875        167,575,911
                                                        -----------          -----------            ----------        -----------
 Net increase (decrease) in net assets
      resulting from operations                         139,500,423          178,931,790           240,933,380        389,192,429
                                                        -----------          -----------           -----------        -----------
 Distributions to shareholders from:
      Net investment income                              (4,319,890)         (24,686,010)           (3,247,868)       (10,201,144)
      Net realized gain                                 (28,337,541)         (39,674,522)         (212,438,792)      (213,792,618)
      Excess distributions of net investment
            income (Note 1)                              (9,262,965)            (611,057)                   --                 --
                                                         ----------             --------           -----------        -----------
 Total distributions                                    (41,920,396)         (64,971,589)         (215,686,660)      (223,993,762)


           Capital share transactions (Note 6)
 Proceeds from sales                                     51,317,004          187,607,054            78,450,416        221,900,102
 Reinvested distributions at net asset value             41,920,396           64,971,589           215,686,660        223,993,762
 Payments for redemptions                              (154,974,205)        (136,014,005)          (83,515,734)      (124,759,988)
                                                       ------------         ------------           -----------       ------------
 Increase (decrease) in net assets from
      capital share transactions                        (61,736,805)         116,564,638           210,621,342        321,133,876
                                                        -----------          -----------           -----------        -----------
 Total increase (decrease) in net assets                 35,843,222          230,524,839           235,868,062        486,332,543
 Net assets at beginning of period                    2,104,975,232        1,874,450,393         2,427,427,425      1,941,094,882
                                                      -------------        -------------         -------------      -------------
 Net assets at end of period                         $2,140,818,454       $2,104,975,232        $2,663,295,487     $2,427,427,425
                                                     ==============       ==============        ==============     ==============
 Undistributed (excess of distributions over)
      net investment income                          $   (9,262,965)      $      710,710        $       17,449     $           45
                                                     --------------       --------------        --------------     --------------

See accompanying notes to financial statements.


                                                     Financial statements


      Statements of changes in net assets (continued)
      Retirement Annuity Mutual Funds




                                  Operations and distributions
                                                                 Global Yield                        Growth Dimensions Fund
                                                  Six months ended         Year ended      Six months ended           Year ended
                                                    Feb. 28, 1998       Aug. 31, 1997         Feb. 28, 1998         Aug. 31, 1997
                                                       (Unaudited)                               (Unaudited)
 Investment income (loss)-- net                      $   4,040,867       $   3,905,294       $     6,097,307     $     7,598,882
 Net realized gain (loss) on investments                  (161,273)           (728,768)           19,587,230         (11,294,834)
 Net change in unrealized appreciation
      (depreciation) on investments and on
      translation of assets and liabilities in
      foreign currencies                                 2,605,880             320,947           186,344,261         176,292,119
                                                         ---------             -------           -----------         -----------
 Net increase (decrease) in net assets
      resulting from operations                          6,485,474           3,497,473           212,028,798         172,596,167
                                                         ---------           ---------           -----------         -----------
 Distributions to shareholders from:
      Net investment income                             (3,881,221)         (2,750,769)           (6,097,307)         (7,598,890)
      Net realized gains on securities                    (557,107)                 --                    --                  --
                                                          --------           ---------             ---------           ---------
 Total distributions                                    (4,438,328)         (2,750,769)           (6,097,307)         (7,598,890)
                                                        ----------          ----------            ----------          ----------


                            Capital share transactions (Note 6)
 Proceeds from sales                                    35,470,634          95,993,878           393,148,379         971,525,218
 Reinvested distributions at net asset value             4,438,328           2,750,769             6,097,307           7,598,890
 Payments for redemptions                               (2,660,326)         (1,244,579)           (9,100,616)         (8,114,944)
                                                        ----------          ----------            ----------          ----------
 Increase (decrease) in net assets from capital
      share transactions                                37,248,636          97,500,068           390,145,070         971,009,164
                                                        ----------          ----------           -----------         -----------
 Total increase (decrease) in net assets                39,295,782          98,246,772           596,076,561       1,136,006,441
 Net assets at beginning of period                     119,177,723          20,930,951         1,306,826,984         170,820,543
                                                       -----------          ----------         -------------         -----------
 Net assets at end of period                          $158,473,505        $119,177,723        $1,902,903,545      $1,306,826,984
                                                      ============        ============        ==============      ==============
 Undistributed (excess of distributions over)
      net investment income                           $    165,923        $      6,277        $           (8)     $           (8)
                                                      ------------        ------------        --------------      --------------

See accompanying notes to financial statements.




      Statements of changes in net assets (continued)
      Retirement Annuity Mutual Funds




                                  Operations and distributions
                                                                   Income Advantage Fund
                                                        Six months ended              Year ended
                                                          Feb. 28, 1998            Aug. 31, 1997
                                                             (Unaudited)
 Investment income (loss)-- net                            $  16,954,795           $  15,331,448
 Net realized gain (loss) on investments                       3,595,167               1,950,076
 Net change in unrealized appreciation
      (depreciation) on investments and on
      translation of assets and liabilities in
      foreign currencies                                       3,116,104               9,362,691
                                                               ---------               ---------
 Net increase (decrease) in net assets
      resulting from operations                               23,666,066              26,644,215
                                                              ----------              ----------
 Distributions to shareholders from:
      Net investment income                                  (16,954,795)            (15,331,448)
      Net realized gain                                       (1,952,622)                     --
                                                              ----------              ----------
 Total distributions                                         (18,907,417)            (15,331,448)
                                                             -----------             -----------


                                  Capital share transactions (Note 6)
 Proceeds from sales                                         138,561,061             247,490,767
 Reinvested distributions at net asset value                  18,907,417              15,331,448
 Payments for redemptions                                     (3,886,263)             (2,655,838)
                                                              ----------              ----------
 Increase (decrease) in net assets from
      capital share transactions                             153,582,215             260,166,377
 Total increase (decrease) in net assets                     158,340,864             271,479,144
 Net assets at beginning of period                           320,317,296              48,838,152
                                                             -----------              ----------
 Net assets at end of period                                $478,658,160            $320,317,296
                                                            ============            ============
 Undistributed (excess of distributions over)
      net investment income                                $     (65,666)          $     (65,666)
                                                           -------------           -------------

See accompanying notes to financial statements.


 Notes to financial statements


      Retirement Annuity Mutual Funds
      (Unaudited as to Feb. 28, 1998)


  1

Summary of significant
accounting policies


      Each Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, (non-diversified for Global Yield) open-end management investment company. Each Fund has 10 billion authorized shares of capital stock.

      The investment objectives of each Fund are as follows:
            Capital Resource invests primarily in U.S. common stocks;
            Special Income invests primarily in investment grade bonds;
            Managed invests in stocks, convertible securities, bonds and money market instruments; Moneyshare invests in money market securities; International Equity invests primarily in common stocks of foreign issuers; Aggressive Growth invests primarily in stocks of small- and medium-sized companies; Global Yield invests primarily in debt securities of U.S. and foreign issuers; Growth Dimensions invests primarily in common stocks of U.S. and foreign companies showing potential for significant growth; and Income Advantage invests primarily in long-term, high-yielding, high-risk debt securities below investment grade issued by U.S. and foreign corporations.

      Shares of each Fund are sold through the purchase of an annuity contract offered by IDS Life Insurance Company (IDS Life) or its affiliates.

      The significant accounting policies followed by the Funds are summarized as follows:

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Valuation of securities

      All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities in all Funds, except Moneyshare Fund, maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on the current interest rates; those maturing in 60 days or less are valued at amortized cost. Pursuant to Rule 2a-7 of the 1940 Act, all securities in Moneyshare Fund are valued at amortized cost which approximates market value in order to maintain a constant net asset value of $1 per share.

      Option transactions

      In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Funds, except Moneyshare Fund, may buy and sell put and call options and write covered call options on portfolio securities and write cash-secured puts. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The Funds also may write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the other party.

      Option contracts are valued daily and unrealized appreciation or depreciation is recorded. The Funds will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Futures transactions

      In order to gain exposure to or protect itself from changes in the market, the Funds, except Moneyshare Fund, may buy and sell financial futures contracts. The Funds also may buy or write put and call options on futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

      Upon entering into a futures contract, the Funds may be required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

      Foreign currency translations and foreign currency contracts

      Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

      The Funds, except Moneyshare Fund, also may enter into forward foreign currency exchange contracts for operational purposes. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Funds and the resulting unrealized appreciation and/or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Funds are subject to the credit risk that the other party will not complete the obligations of the contract.

      Illiquid securities

      At Feb. 28, 1998, investments in securities for Special Income Fund, Managed Fund, and Income Advantage Fund included issues that are illiquid. The Funds currently limit investments in illiquid securities to 10% of the net assets, at market value, at the time of purchase. The aggregate value of such securities at Feb. 28, 1998, was $11,519,500, $15,271,275, and
      $3,000,000 that represents 0.59%, 0.31%, and 0.63% of net assets for Special Income Fund, Managed Fund and Income Advantage Fund respectively. Pursuant to guidelines adopted by the board, certain unregistered securities are determined to be liquid and are not included within the limitations specified above.

      Securities purchased on a when-issued basis

      Delivery and payment for  securities  that have been  purchased by Special
      Income Fund on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid high-grade short-term debt securities at least equal to the amount of its commitment. As of Feb. 28, 1998, the Fund had entered into outstanding when-issued or forward commitments of $9,579,684.

      Federal taxes

      Since each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to the Variable Accounts, no provision for income or excise taxes is required. Each Fund is treated as a separate entity for federal income tax purposes.

      Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, the timing and amount of market discount recognized as ordinary income, foreign tax credits and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. The effect on dividend distributions of certain book-to-tax differences is presented as "excess distributions" in the statement of changes in net assets. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) are recorded by the Funds.

      Dividends

      At Feb. 28, 1998, dividends declared for each Fund payable March 2, 1998 are as follows:

          Capital Resource                                 $0.033
          Special Income                                   $0.067
          Managed                                          $0.112
          Moneyshare                                       $0.004
          International Equity                             $0.013
          Aggressive Growth                                $0.019
          Global Yield                                     $0.035
          Growth Dimensions                                $0.024
          Income Advantage                                 $0.076


      Distributions to the Variable Accounts are recorded as of the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income are declared daily and paid monthly for Special Income, Moneyshare, Global Yield and Income Advantage Funds and declared and paid quarterly for Capital Resource, Managed, International Equity, Aggressive Growth and Growth Dimensions Funds. Capital gain distributions, if any, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to regulated investment companies.

      Other

      Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium and discount on a level yield basis, is accrued daily.


2

Investment
management and
service agreement


      The Funds have entered into an agreement with IDS Life for managing investments, record keeping and other services that are based solely on the assets of each Fund. The management fee is a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

          Fund                                Percentage Range
          Capital Resource                    0.630% to 0.570%
          Special Income                      0.610% to 0.535%
          Managed                             0.630% to 0.550%
          Moneyshare                          0.510% to 0.440%
          International Equity                0.870% to 0.795%
          Aggressive Growth                   0.650% to 0.575%
          Global Yield                        0.840% to 0.780%
          Growth Dimensions                   0.630% to 0.570%
          Income Advantage                    0.620% to 0.545%

      IDS Life, in turn, pays to American Express Financial Corporation (AEFC) a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.35% for International Equity Fund and 0.25% for each remaining Fund. In addition to paying its own management fee, brokerage commissions, taxes and costs of certain legal services, each Fund will reimburse IDS Life an amount equal to the cost of certain expenses incurred and paid by IDS Life in connection with each Fund's operations. The Funds also pay custodian fees to American Express Trust Company, an affiliate of IDS Life. The reimbursement paid by Moneyshare Fund will be limited to 0.25% of the Fund's average daily net assets.

      AEFC has a Sub-investment Advisory Agreement with American Express Asset International Inc. (International), a wholly-owned subsidiary of AEFC.

      The Funds have also entered into an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

          Fund                                Percentage Range
          Capital Resource                    0.050% to 0.030%
          Special Income                      0.050% to 0.025%
          Managed                             0.040% to 0.020%
          Moneyshare                          0.030% to 0.020%
          International Equity                0.060% to 0.035%
          Aggressive Growth                   0.060% to 0.035%
          Global Yield                        0.060% to 0.040%
          Growth Dimensions                   0.050% to 0.030%
          Income Advantage                    0.050% to 0.025%

      Additional administrative service expenses paid by the Funds are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Funds also pay taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, organizational expenses and any other expenses properly payable by the Funds and approved by the board.


3

Securities
transactions

      For the six months ended Feb. 28, 1998, cost of purchases and proceeds from sales of securities aggregated, respectively, $1,190,905,054 and $1,228,348,137 for Moneyshare Fund. Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated for each Fund are as follows:

          Fund                                Purchases              Proceeds
          Capital Resource               $1,853,779,773        $1,921,428,009
          Special Income                    588,764,134           382,523,865
          Managed                         1,385,511,057         1,226,230,331
          International Equity            1,024,375,006         1,127,648,778
          Aggressive Growth               2,144,431,178         2,219,831,225
          Global Yield                       57,404,663            10,293,517
          Growth Dimensions                 641,857,399           254,536,577
          Income Advantage                  263,442,868           127,222,141

      Net realized gains and losses on investment sales are determined on an identified cost basis.

      Brokerage commissions paid to brokers affiliated with IDS Life for the six months ended Feb. 28, 1998 are as follows:

          Capital Resource                       $343,011
          Managed                                  77,016
          Aggressive Growth                       286,941
          Growth Dimensions                        38,376


4

Foreign currency
contracts

      At Feb. 28, 1998,  Special  Income,  International  Equity Fund and Global
      Yield Fund had entered into foreign currency exchange contracts that obligate the Funds to deliver currencies at a specified future date. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See Summary of significant accounting policies. The terms of the open contracts are as follows:


      Special Income Fund

             Exchange date                 Currency to                Currency to           Unrealized            Unrealized
                                            be delivered              be received         appreciation           depreciation


            March 16, 1998                    4,730,779                600,000,000             $24,521               $     --
                                             U.S. Dollar              Japanese Yen

            March 20, 1998                   33,189,506                 5,485,869
                                            Russian Ruble              U.S. Dollar              27,836                     --
                                                                                                ------                  -----
                                                                                               $52,357               $     --




      International Equity Fund

            Exchange date                 Currency to                 Currency to             Unrealized             Unrealized
                                           be delivered               be received            appreciation           depreciation


            March 2, 1998                   12,726,400                 8,972,363                $34,343              $     --
                                          Canadian Dollar              U.S. Dollar

            March 2, 1998                    3,313,861                 2,010,350                     --                 4,222
                                            U.S. Dollar               British Pound

            March 2, 1998                      3,855                     6,279                       20                    --
                                            U.S. Dollar             Singapore Dollar

            March 2, 1998                    8,406,890               1,291,298,335                   --                 8,748
                                            U.S. Dollar              Spanish Peseta

            March 2, 1998                   14,378,631                 21,076,197                    --                21,548
                                            U.S. Dollar                Swiss Franc

            March 3, 1998                   16,198,494                 26,620,606                    --                46,976
                                           British Pound               U.S. Dollar

            March 3, 1998                    9,777,456                 17,744,127                    --                 7,806
                                            U.S. Dollar               Deutsche Mark

            March 3, 1998                    5,568,453                855,871,181                    --                 2,173
                                            U.S. Dollar              Spanish Peseta

            March 3, 1998                    3,554,533                 5,212,723                     --                 3,632
                                            U.S. Dollar                Swiss Franc

            March 4, 1998                    7,413,064                 4,505,409                  4,190                    --
                                            U.S. Dollar               British Pound

            March 5, 1998                    2,127,381                 1,293,673                  2,393                    --
                                                                                                  -----                 -----
                                            U.S. Dollar               British Pound
                                                                                                $40,946               $95,105





      Global Yield Fund
             Exchange date                 Currency to                Currency to            Unrealized            Unrealized
                                            be delivered              be received           appreciation          depreciation


             March 3, 1998                    3,218,895                 5,837,417              $     --              $  4,900
                                             U.S. Dollar              Deutsche Mark

             March 3, 1998                   12,000,000                 6,648,199                35,682                    --
                                           Deutsche Mark               U.S. Dollar

            March 20, 1998                  2,700,000,000               1,503,090                    --                 7,148
                                            Italian Lira               U.S. Dollar

            March 20, 1998                   155,000,000                1,004,537                    --                 3,974
                                           Spanish Peseta              U.S. Dollar

            March 20, 1998                   45,000,000                  357,827                    326                    --
                                                                                                    ---                 -----
                                            Japanese Yen               U.S. Dollar
                                                                                                $36,008               $16,022



5

Lending of
portfolio securities


      Presented below is information regarding securities on loan at Feb. 28, 1998.

                                                            Capital            Special
                                                           Resource             Income           Managed

      Value of securities on loan to brokers            $12,546,957        $83,669,700        $69,019,623

      Collateral received for securities loaned:
      Cash                                              $11,966,000        $59,906,000        $57,953,680

      U.S. government securities, at value                       --         25,954,135         12,565,009

      Total collateral received for securities
      loaned                                            $13,000,000        $85,860,135        $70,518,689


                                                      International         Aggressive            Global               Growth
                                                             Equity             Growth             Yield           Dimensions

      Value of securities on loan to brokers           $230,925,244        $22,392,150         $3,125,620         $10,240,230

      Collateral received for securities loaned:
      Cash                                             $226,764,500         $9,925,000         $3,220,000          $7,245,000

      U.S. government securities, at value                8,981,438          8,113,574                 --           2,923,127

      Total collateral received for securities
      loaned                                           $235,745,938        $22,500,000         $3,220,000         $10,500,000


      Income from securities lending amounted to $348,251, $252,361, $359,358, $652,824, $74,299, $4,893 and $29,283 for Capital Resource, Special
      Income, Managed, International Equity, Aggressive Growth, Global Yield, and Growth Dimensions, respectively, for the six months ended Feb. 28, 1998.

      The risks to each Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.



6

Capital share
transactions


      Transactions in shares of each Fund for the six months ended Feb. 28, 1998 and the year ended Aug. 31, 1997 were as follows:


                                                                                                  Six months ended Feb. 28, 1998

                                                         Capital                         Special
                                                        Resource                         Income                          Managed

      Sold                                             1,639,594                       3,754,831                       4,637,162

      Issued for reinvested
         distributions                                 4,372,384                       9,288,850                      22,824,383

      Redeemed                                        (7,020,195)                     (9,151,722)                     (5,039,417)
                                                      ----------                      ----------                      ----------

      Net increase (decrease)                         (1,008,217)                      3,891,959                      22,422,128
                                                      ----------                       ---------                      ----------



                                                                                                 Six months ended Feb. 28, 1998

                                                                                   International                      Aggressive
                                                      Moneyshare                          Equity                          Growth

      Sold                                           166,015,792                       3,666,925                       4,625,839

      Issued for reinvested
         distributions                                10,296,252                       3,162,559                      13,658,450

      Redeemed                                      (212,694,036)                    (11,108,812)                     (5,020,084)
                                                    ------------                     -----------                      ----------

      Net increase (decrease)                        (36,381,992)                     (4,279,328)                     13,264,205
                                                     -----------                      ----------                      ----------



                                                                                                  Six months ended Feb. 28, 1998

                                                          Global                          Growth                          Income
                                                           Yield                      Dimensions                       Advantage

      Sold                                             3,394,430                      28,811,546                      13,171,686

      Issued for reinvested
         distributions                                   425,194                         426,706                       1,804,132

      Redeemed                                          (254,628)                       (638,540)                       (370,157)
                                                        --------                        --------                        --------

      Net increase (decrease)                          3,564,996                      28,599,712                      14,605,661
                                                       ---------                      ----------                      ----------


                                                                                                        Year ended Aug. 31, 1997

                                                         Capital                         Special
                                                        Resource                         Income                          Managed

      Sold                                             3,671,546                       6,809,483                       9,338,045

      Issued for reinvested
         distributions                                28,934,823                      12,551,003                      19,555,272

      Redeemed                                       (29,616,371)                    (24,673,816)                    (10,968,268)
                                                     -----------                     -----------                     -----------

      Net increase (decrease)                          2,989,998                      (5,313,330)                     17,925,049
                                                       ---------                      ----------                      ----------


                                                                                                        Year ended Aug. 31, 1997

                                                                                   International                      Aggressive
                                                      Moneyshare                          Equity                          Growth

      Sold                                           381,761,377                      13,555,355                      13,876,397

      Issued for reinvested
         distributions                                18,046,948                       4,698,005                      14,394,788

      Redeemed                                      (266,568,205)                     (9,718,319)                     (7,863,764)
                                                    ------------                      ----------                      ----------

      Net increase (decrease)                        133,240,120                       8,535,041                      20,407,421
                                                     -----------                       ---------                      ----------


                                                                                                        Year ended Aug. 31, 1997

                                                          Global                          Growth                          Income
                                                           Yield                      Dimensions                       Advantage

      Sold                                             9,330,407                      83,748,124                      24,570,862

      Issued for reinvested
         distributions                                   267,366                         622,770                       1,512,556

      Redeemed                                          (120,645)                       (663,937)                       (261,858)
                                                        --------                        --------                        --------

      Net increase (decrease)                          9,477,128                      83,706,957                      25,821,560
                                                       ---------                      ----------                      ----------

7

Interest rate
futures contracts


      At Feb. 28, 1998, investments in securities for Special Income Fund included securities valued at $6,944,781 that were pledged as collateral to cover initial margin deposits on 100 open sales contracts. The market value of the open sales contracts at Feb. 28, 1998 was $11,268,750 with a net unrealized loss of $151,563. See summary of significant accounting policies.


8

Options contracts
written


      The number of contracts and premium amounts associated with option contracts written by Aggressive Growth Fund during the six months ended Feb. 28, 1998 is as follows:

                                                     Calls
                                     Contracts                     Premium
      Balance Aug. 31, 1997              6,350              $    1,388,808
      Opened                            14,490                   4,597,593
      Closed or expired                (15,840)                 (5,469,024)
      Exercised                         (5,000)                   (517,377)
                                        ------                    --------
      Balance Feb. 28, 1998                 --              $           --
                                        ------                ------------

      See summary of significant accounting policies.



      The number of contracts and premium amounts associated with option contracts written by Growth Dimensions Fund during the six months ended Feb. 28, 1998 is as follows:



                                                    Calls
                                    Contracts                     Premium
      Balance Aug. 31, 1997                --                  $       --
      Opened                            2,300                     226,496
      Closed or expired                    --                          --
      Exercised                            --                          --
                                        -----                     -------
      Balance Feb. 28, 1998             2,300                    $226,496
                                        -----                    --------

      See summary of significant accounting policies.


9

Capital loss
carryover


      For federal income tax purposes, Growth Dimensions Fund had a capital loss carryover at Aug. 31, 1997 of $11,186,489 that will expire in 2004 to 2006 if not offset by subsequent capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains for a Fund until its capital loss carryover has been offset or expires.



10

Financial highlights


Capital Resource Fund
Financial Highlights


      The  tables  below  show  certain  important  financial   information  for
      evaluating each Fund's results.

Fiscal period ended Aug. 31,

Per share income and capital changes(a)
                                           1998(b)    1997      1996     1995    1994     1993      1992    1991     1990     1989
Net asset value,                          $27.97    $25.57    $24.42   $23.43  $24.58   $23.90    $23.15  $17.54   $20.17   $15.06
beginning of period
Income from investment operations:
Net investment income (loss)                 .08       .16       .30      .29     .29      .23       .21     .40      .52      .39
Net gains (losses) on securities (both      3.41      6.45      1.22     3.70    1.56     1.89      1.75    6.61   (2.06)     5.38
realized and unrealized)
Total from investment operations            3.49      6.61      1.52     3.99    1.85     2.12      1.96    7.01   (1.54)     5.77
Less distributions:
Dividends from net investment income       (.08)     (.15)     (.29)    (.29)   (.29)    (.23)     (.21)   (.40)    (.52)    (.39)
Distributions from realized gains          (.63)    (4.05)     (.07)   (2.71)  (2.71)   (1.21)    (1.00)  (1.00)    (.57)    (.27)
Excess distributions from net investment      --     (.01)     (.01)       --      --       --        --      --       --       --
income
Total distributions                        (.71)    (4.21)     (.37)   (3.00)  (3.00)   (1.44)    (1.21)  (1.40)   (1.09)    (.66)
Net asset value,  end of period           $30.75    $27.97    $25.57   $24.42  $23.43   $24.58    $23.90  $23.15   $17.54   $20.17
Ratios/supplemental data
                                           1998(b)    1997      1996     1995    1994     1993      1992    1991     1990     1989
Net assets, end of                        $5,319    $4,867    $4,372   $3,845  $2,899   $2,308    $1,681  $1,191     $702     $660
period (in millions)

Ratio of expenses to                       .66%c      .67%      .68%     .69%    .68%     .68%      .70%    .70%     .70%     .73%
average daily net assets

Ratio of net income (loss) to              .52%c      .61%     1.15%    1.22%   1.20%     .94%      .91%   1.94%    2.69%    2.22%
average daily net assets

Portfolio turnover rate  (excluding          39%      110%      131%      88%     85%      65%       63%     74%      82%      42%
short-term securities)

Total returnd                              12.7%     28.5%      6.2%    17.2%    7.6%     8.9%      8.5%   40.7%   (7.8)%    38.7%

Average brokerage commission rate(e)        $.0552    $.0492    $.0565       --      --       --        --      --       --     --


    a For a share outstanding throughout the period.Rounded to the nearest cent.
    b Six months ended Feb. 28, 1998 (Unaudited).
    c Adjusted to an annual basis.
    d Total return does not reflect payment of the  expenses  that apply to the variable  accounts or any annuity charges.
    e Effective fiscal year 1996, the Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charged. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.




Special Income Fund
Financial highlights

Fiscal period ended Aug. 31,
Per share income and capital changes(a)
                                            1998(b)   1997    1996     1995    1994    1993     1992     1991      1990    1989
Net asset value,
beginning of period                        $11.99   $11.54  $11.58   $11.05  $12.08  $11.26   $10.72   $10.10    $11.11  $10.88
Income from investment operations:
Net investment income (loss)                  .42      .85     .88      .88     .84     .85      .90      .97       .99    1.03
Net gains (losses) on securities (both
realized and unrealized)                      .15      .52   (.07)      .56   (.99)     .82      .54      .62    (1.01)     .23

Total from investment operations              .57     1.37     .81     1.44   (.15)    1.67     1.44     1.59     (.02)    1.26
Less distributions:
Dividends from net investment income        (.42)    (.84)   (.85)    (.87)   (.85)   (.85)    (.90)    (.97)     (.99)  (1.03)
Distributions from realized gains           (.27)    (.07)      --    (.02)   (.02)      --       --       --        --      --

Excess distributions from net investment
income                                         --    (.01)      --    (.02)   (.01)      --       --       --        --      --
Total distributions                         (.69)    (.92)   (.85)    (.91)   (.88)   (.85)    (.90)    (.97)     (.99)  (1.03)
Net asset value,
end of period                              $11.87   $11.99  $11.54   $11.58  $11.05  $12.08   $11.26   $10.72    $10.10  $11.11

Ratios/supplemental data:
                                            1998(b)   1997    1996     1995    1994    1993     1992     1991      1990    1989
Net assets, end of
period (in millions)                       $1,949   $1,923  $1,912   $1,703  $1,559  $1,551   $1,136     $800      $641    $565
Ratio of expenses to
average daily net assets                    .68%d     .68%    .68%     .68%    .67%    .69%     .71%     .70%      .71%    .73%
Ratio of net income (loss) to
average daily net assets                   7.05%d    7.18%   7.47%    8.08%   7.20%   7.41%    8.22%    9.31%     9.42%   9.37%
Portfolio turnover rate
(excluding short-term
securities)                                   21%      73%     56%      56%     57%     77%      92%      97%      118%    132%

Total return(c)                                4.8%    12.2%    7.1%    13.8%  (1.3%)   15.5%    14.0%    16.5%     (.1%) 12.2%



a For a share outstanding throughout the period.  Rounded to the nearest cent.
b Six months ended Feb. 28, 1998 (Unaudited).
c Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
d Adjusted to an annual basis.




Managed Fund
Financial highlights

Fiscal period ended Aug. 31,
Per share income and capital changes(a)
                                           1998(b)   1997    1996      1995    1994     1993     1992      1991      1990     1989
Net asset value,
beginning of period                       $18.87   $16.00  $14.85    $13.65  $14.32   $13.08   $12.59    $10.93    $12.08    $9.87

Income from investment operations:
Net investment income (loss)                 .23      .46     .46       .40     .47      .49      .56       .58       .65      .48

Net gains (losses) on securities (both
realized and unrealized)                    1.67     3.93    1.15      1.20   (.26)     1.60      .95      2.11     (.67)     2.25

Total from investment operations            1.90     4.39    1.61      1.60     .21     2.09     1.51      2.69     (.02)     2.73

Less distributions:
Dividends from net investment income       (.21)    (.45)   (.46)     (.40)   (.47)    (.49)    (.56)     (.58)     (.65)    (.48)

Distributions from  realized gains        (1.50)   (1.06)      --        --   (.41)    (.36)    (.46)     (.45)     (.48)    (.04)

Excess distributions from net
   investment income                       (.01)    (.01)      --        --      --       --       --        --        --       --

Total distributions                       (1.72)   (1.52)   (.46)     (.40)   (.88)    (.85)   (1.02)    (1.03)    (1.13)    (.52)

Net asset value,
end of period                             $19.05   $18.87  $16.00    $14.85  $13.65   $14.32   $13.08    $12.59    $10.93   $12.08

Ratios/supplemental data
                                           1998(b)   1997    1996      1995    1994     1993     1992      1991      1990     1989

Net assets, end of period (in millions)   $4,914   $4,445  $3,482    $3,044  $2,499   $1,858   $1,169      $810      $545     $462

Ratio of expenses to
average daily net assets                   .64%c     .64%    .65%      .68%    .68%     .69%     .71%      .70%      .71%     .73%

Ratio of net income (loss) to
average daily net assets                  2.39%c    2.65%   2.94%     2.96%   3.46%    3.70%    4.35%     4.86%     5.42%    5.06%

Portfolio turnover rate (excluding
short-term securities)                       27%      72%     85%       72%     79%      58%      50%       52%       37%      69%

Total returnd                              10.7%    28.5%   11.0%     11.9%    1.5%    16.3%    12.1%     25.2%     (.2%)    28.5%

Average brokerage commission rate(e)      $.0221   $.0334  $.0606        --      --       --       --        --        --       --



      a For a share  outstanding  throughout the period.  Rounded to the nearest cent.
      b Six months ended Feb. 28, 1998 (Unaudited).
      c Adjusted to an annual basis.
      d Total return does not reflect  payment of the expenses that apply to the variable  accounts or any annuity charges.
      e Effective fiscal year 1996, the Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charged. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.




Moneyshare Fund
Financial highlights

Fiscal period ended Aug. 31,
Per share income and capital changes(a)

                                 1998(b)  1997    1996     1995     1994     1993     1992      1991       1990        1989

Net asset value,                 $1.00   $1.00   $1.00    $1.00    $1.00    $1.00    $1.00     $1.00      $1.00       $1.00
beginning of period

Income from investment operations:
Net investment income (loss)       .03     .05     .05      .05      .03      .03      .04       .07        .08         .09

Less distributions:
Dividends from net               (.03)   (.05)   (.05)    (.05)    (.03)    (.03)    (.04)     (.07)      (.08)       (.09)
investment income

Net asset value,                 $1.00   $1.00   $1.00    $1.00    $1.00    $1.00    $1.00     $1.00      $1.00       $1.00
end of period

Ratios/supplemental data
                                 1998b    1997    1996     1995     1994     1993     1992      1991       1990        1989

Net assets, end of period         $385    $421    $288     $227     $179     $180     $246      $285       $274        $160
(in millions)

Ratio of expenses to             .56%c    .57%    .56%     .59%     .57%     .60%     .60%      .57%       .62%        .54%
average daily net assets

Ratio of net income (loss) to   5.12%c   4.97%   5.02%    5.23%    3.12%    2.67%    3.93%     6.55%      7.85%       8.68%
average daily net assets

Total return(d)                   2.6%    5.1%    5.2%     5.3%     3.2%     2.7%     4.0%      6.8%       8.2%        9.0%


a For a share outstanding throughout the period.  Rounded to the nearest cent.
b Six months ended Feb. 28, 1998 (Unaudited).
c Adjusted to annual basis.
d Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.




International Equity Fund
Financial highlights

Fiscal period ended Aug. 31,
Per share income and capital changes(a)
                                             1998(b)        1997           1996        1995        1994       1993         1992(c)
Net asset value,                            $14.09        $13.30         $12.55      $12.91      $11.60     $10.01        $10.00
beginning of period
Income from investment operations:
Net investment income (loss)                   .03           .18            .20         .17         .14        .15           .05
Net gains (losses) on securities               .91          1.06           1.01       (.37)        1.61       1.81           .01
(both realized and unrealized)
Total from investment operations               .94          1.24           1.21       (.20)        1.75       1.96           .06

Less distributions:
Dividends from net investment income         (.03)         (.17)          (.44)       (.16)       (.08)      (.15)         (.05)
Distributions from realized gains            (.19)         (.28)          (.02)          --       (.29)      (.22)            --
Excess distributions from realized gains     (.06)            --             --          --       (.07)         --            --

Total distributions                          (.28)         (.45)          (.46)       (.16)       (.44)      (.37)         (.05)

Net asset value, end of period              $14.75        $14.09         $13.30      $12.55      $12.91     $11.60        $10.01

Ratios/supplemental data
                                             1998b          1997           1996        1995        1994       1993         1992c
Net assets, end of period                   $2,141        $2,105         $1,874      $1,442      $1,111       $291           $39
(in millions)
Ratio of expenses to                         .93%f          .97%           .96%       1.03%        .98%      1.10%        1.57%f
average daily net assets
Ratio of net income (loss) to                .35%f         1.30%          1.28%       1.56%       1.09%      1.37%         .93%f
average daily net assets
Portfolio turnover rate                        54%           91%            58%         38%         51%        62%           22%
(excluding short-term securities)
Total returnd                                 6.9%          9.3%           9.6%      (1.8%)       15.1%      19.8%           .6%
Average brokerage commission                $.0228        $.0187         $.0186          --          --         --            --
rate(e)


 a For a share outstanding throughout the period. Rounded to the nearest cent.
 b Six months ended Feb. 28, 1998 (Unaudited).
 c Commencement of operations. Period from Jan. 13, 1992 to Aug. 31, 1992.
 d Total return does not reflect payment of the  expenses  that  apply to the variable accounts or any annuity charges.
 e Effective fiscal year 1996, the Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charged. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.
 f Adjusted to an annual basis.




Aggressive Growth Fund
Financial highlights

Fiscal period ended Aug. 31,
Per share income and capital changes(a)
                                             1998(c)      1997         1996            1995         1994        1993       1992(b)
Net asset value,
beginning of period                         $17.17      $16.04       $14.44          $11.46       $11.68       $9.00      $10.00

Income from investment operations:
Net investment income (loss)                   .02         .08          .10             .08          .01         .02         .02
Net gains (losses) on securities (both
realized and unrealized)                      1.54        2.84         1.60            2.98        (.22)        2.68      (1.00)

Total from investment operations              1.56        2.92         1.70            3.06        (.21)        2.70       (.98)


Less distributions:
Dividends from net investment income         (.02)       (.08)        (.10)           (.08)        (.01)       (.02)       (.02)
Distributions from realized gains           (1.49)      (1.71)           --              --           --          --          --


Total distributions                         (1.51)      (1.79)        (.10)           (.08)        (.01)       (.02)       (.02)

Net asset value,
end of period                               $17.22      $17.17       $16.04          $14.44       $11.46      $11.68       $9.00

Ratios/supplemental data
                                             1998c        1997         1996            1995         1994        1993       1992b
Net assets, end of period
(in millions)                               $2,663      $2,427       $1,941          $1,412         $763        $299         $57

Ratio of expenses to
average daily net assets                     .66%d        .68%         .69%            .70%         .69%        .75%       .98%d

Ratio of net income (loss) to
average daily net assets                     .26%d        .47%         .65%            .72%         .14%        .28%       .21%d

Portfolio turnover rate
(excluding short-term                          97%         18%         189%            116%          59%         55%         28%
securities)

Total return (e)                              9.9%       18.6%        11.8%           26.8%       (1.8%)       30.0%      (9.8%)

Average brokerage commission rate(f)        $.0551      $.0430       $.0531              --           --          --          --


a For a share outstanding throughout the period.  Rounded to the nearest cent.
b Commencement of operations.  Period from Jan. 13, 1992 to Aug. 31, 1992.
c Six months ended Feb. 28, 1998  (Unaudited).
d Adjusted to an annual basis.
e Total return does not  reflect  payment  of the  expenses  that  apply to the variable accounts or any annuity charges.
f Effective fiscal year 1996, the Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charged. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.


Global Yield Fund
Financial highlights

Fiscal period ended Aug. 31,
Per share income and capital changes(a)
                                             1998(b)        1997    1996(c)
Net asset value,
beginning of period                          $10.32      $10.08      $10.00

Income from investment operations:
Net investment income (loss)                    .30         .51         .12
Net gains on securities (both
realized and unrealized)                        .19         .14         .07

Total from investment operations                .49         .65         .19

Less distributions:
Dividends from net investment income          (.29)       (.41)       (.11)
Distributions from realized gains             (.04)          --          --

Total distributions                           (.33)       (.41)       (.11)


Net asset value,
end of period                                $10.48      $10.32      $10.08


Ratios/supplemental data                      1998b        1997       1996c

Net assets, end of period                      $158        $119         $21
(in millions)

Ratio of expenses to                          .94%d        .97%      1.77%d
average daily net assets

Ratio of net income (loss) to                5.78%d       5.66%      4.96%d
average daily net assets

Portfolio turnover rate                       8%            36%          4%
(excluding short-term
securities)

Total return(e)                                  4.9%        6.5%        2.0%



a For a share outstanding throughout the period. Rounded to the nearest cent. b Six months ended Feb. 28, 1998 (Unaudited).
c Commencement of operations.  Period from May 1, 1996  to Aug. 31, 1996.
d Adjusted to an annual basis.
e Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

Growth Dimensions Fund
Financial highlights

Fiscal period ended Aug. 31,

Per share income and capital changes(a)

                                             1998(c)        1997       1996(b)
Net asset value,
beginning of period                         $12.95       $9.94      $10.00

Income from investment operations:
Net investment income (loss)                   .05         .10         .03

Net gains (losses) on securities (both
realized and unrealized)                      1.75        3.01       (.06)

Total from investment operations              1.80        3.11       (.03)

Less distributions:
Dividends from net investment income         (.05)       (.10)       (.03)

Net asset value,
end of period                               $14.70      $12.95       $9.94

Ratios/supplemental data
                                             1998c        1997       1996b
Net assets, end of period
(in millions)                               $1,903      $1,307        $171

Ratio of expenses to
average daily net assets                     .71%d        .72%      1.04%d

Ratio of net income (loss) to
average daily net assets                     .78%d       1.04%      1.69%d

Portfolio turnover rate
(excluding short-term
securities)                                    18%         29%          4%

Total return(e)                                13.9%       31.4%       (.2%)

Average brokerage commission rate(f)          $.0373      $.0321      $.0559


a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Commencement of operations. Period from May 1, 1996 to Aug. 31, 1996.
c Six months ended Feb. 28, 1998 (Unaudited).
d Adjusted to an annual basis.
e Total  return  does not  reflect  payment  of the  expenses  that apply to the variable accounts or any annuity charges.
f The Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charged. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.

Income Advantage Fund
Financial highlights

Fiscal period ended Aug. 31,
Per share income and capital changes(a)
                                        1998(c)           1997      1996(b)
Net asset value,
beginning of period                       10.39          $9.77       $10.00

Income from investment operations:
Net investment income (loss)                .45            .88          .18
Net gains (losses) on securities (both
realized and unrealized)                    .17            .62        (.23)

Total from investment operations            .62           1.50        (.05)

Less distributions:
Dividends from net investment income      (.45)          (.88)        (.18)
Distributions from realzied gains         (.05)             --           --

Total distributions                       (.50)          (.88)        (.18)

Net asset value,
end of period                            $10.51         $10.39        $9.77


Ratios/supplemental data
                                          1998c           1997        1996b
Net assets, end of period
(in millions)                              $479           $320          $49
Ratio of expenses to
average daily net assets                  .69%e           .69%       1.53%e
Ratio of net income (loss) to
average daily net assets                 8.59%e          8.88%       8.14%e
Portfolio turnover rate
(excluding short-term                       34%           104%          22%
securities)

Total return(d)                              6.3%          16.8%        (.5%)


a For a share outstanding throughout the period. Rounded to the nearest cent. b Commencement of operations. Period from May 1, 1996 to Aug. 31, 1996.
c Six months ended Feb. 28, 1998 (Unaudited).
d Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
e Adjusted to an annual basis.

 Investments in securities


      Retirement Annuity Mutual Funds
      Capital Resource Fund
      Feb. 28, 1998 (Unaudited)



                                                     (Percentages represent
                                                       value of investments
                                                    compared to net assets)


 Common stocks - 96.9%
Issuer                       Shares       Value(a)

 Airlines - 0.4%
 AMR                         150,000(b) $18,984,375


 Automotive & related - 1.0%
 Lear                      1,000,000(b)  52,875,000


 Banks and savings & loans - 5.3%
 First Union               1,000,000     52,687,500
 Norwest                   1,800,000     73,687,500
 State Street              1,400,000     86,537,500
 Washington Mutual         1,000,000     67,125,000
 Total                                  280,037,500


 Building materials & construction - 4.8%
 Masco                     1,300,000     70,687,500
 Sherwin-Williams          2,500,000     83,593,750
 Tyco Intl                 2,000,000    101,500,000
 Total                                  255,781,250

 Chemicals - 4.3%
 BetzDearborn              1,250,000     80,234,375
 Du Pont (EI) de Nemours     400,000     24,525,000
 Monsanto                    600,000     30,525,000
 USA Waste Services        2,200,000(b)  91,575,000
 Total                                  226,859,375


 Communications equipment & services - 1.1%
 Lucent Technologies         400,000     43,350,000
 Motorola                    300,000     16,725,000
 Total                                   60,075,000


 Computers & office equipment - 11.7%
 Automatic Data Processing   500,000     30,531,250
 Bay Networks                743,560(b)  25,188,095
 BMC Software                200,000(b)  15,300,000
 Cambridge Technology
    Partners               1,000,000(b)  45,500,000
 Cisco Systems               900,000(b)  59,287,500
 Compaq Computer           1,300,000     41,681,250
 Hewlett-Packard             450,000     30,150,000
 Microsoft                 1,300,000(b) 110,175,000
 Network Associates          800,000(b)  51,700,000
 Parametric Technology       900,000(b)  54,506,250
 PeopleSoft                1,200,000(b)  53,625,000
 Platinum Technology       1,300,000(b)  32,987,500
 Solectron                 1,500,000(b)  72,562,500
 Total                                  623,194,345


 Electronics - 4.2%

 Analog Devices          1,500,000(b)   $48,375,000
 Intel                       800,000     71,750,000
 Molex                     1,500,000     45,375,000
 Thomas & Betts            1,000,000     56,687,500
 Total                                  222,187,500


 Energy - 3.8%
 Anadarko Petroleum          550,000     35,475,000
 Exxon                     1,200,000     76,650,000
 Mobil                       500,000     36,218,750
 Tosco                     1,500,000     55,687,500
 Total                                  204,031,250


 Energy equipment & services - 0.5%
 Transocean Offshore         600,000     25,800,000


 Financial services - 7.0%
 Associates First
 Capital Cl A                475,000     38,000,000
 Fannie Mae                1,000,000     63,812,500
 Franklin Resources        1,200,000     61,200,000
 MBNA                      1,000,000     35,812,500
 Morgan Stanley, Dean
    Witter, Discover & Co  1,300,000     90,593,750
 Travelers Group           1,500,000     83,625,000
 Total                                  373,043,750

 Food - 0.8%
 General Mills               600,000     43,162,500


 Foreign - 3.9%(e)
 ACE                       1,100,000    108,762,500
 Royal Dutch Petroleum     1,000,000     54,312,500
 Schlumberger                575,000     43,340,625
 Total                                  206,415,625

 Health care - 8.2%
 American Home Products      550,000     51,562,500
 Arterial Vascular
   Engineering               400,000(b)  32,750,000
 Bristol-Myers Squibb        800,000     80,150,000
 Guidant                     800,000     58,350,000
 Lilly (Eli)                 450,000     29,615,625
 Merck & Co                  850,000    108,428,125
 Pfizer                      850,000     75,225,000
 Total                                  436,081,250

 Health care services - 1.7%
 Tenet Healthcare          1,800,000(b)  67,162,500
 United Healthcare           400,000     24,275,000
 Total                                   91,437,500


 Household products - 3.5%
 Colgate-Palmolive           500,000     40,593,750

 Gillette                    800,000     86,300,000
 Proctor & Gamble            700,000     59,456,250
 Total                                  186,350,000

 Industrial equipment & services - 3.6%
 Deere & Co                1,400,000     78,575,000
 Illinois Tool Works       1,500,000     89,906,250
 Ingersoll-Rand              433,000     20,621,625
 Total                                  189,102,875

 Insurance - 3.5%
 American Intl Group         500,000     60,093,750
 Progressive Corp            800,000     92,700,000
 SunAmerica                  750,000     33,984,375
 Total                                  186,778,125

 Leisure time & entertainment - 2.5%
 Brunswick                 1,000,000     31,750,000
 Carnival Cl A             1,700,000    100,087,500
 Total                                  131,837,500


 Media - 3.5%
 CBS                       3,000,000     92,812,500
 Clear Channel
    Communications           400,000(b)  36,250,000
 Univision Communications
    Cl A                     700,000(b)  26,862,500
 US WEST Media Group       1,000,000(b)  32,187,500
 Total                                  188,112,500


 Multi-industry conglomerates - 3.4%
 Emerson Electric            400,000     25,525,000
 General Electric          1,700,000    132,175,000
 Minnesota Mining & Mfg      250,000     21,328,125
 Total                                  179,028,125

 Paper & packaging - 2.8%
 Crown Cork & Seal         1,200,000     64,800,000
 Sealed Air                  400,000(b,d)26,925,000
 Willamette Inds           1,600,000     59,100,000
 Total                                  150,825,000

 Retail - 14.3%
 American Stores           1,600,000     40,300,000
 Cendant                   1,000,000(b)  37,500,000
 Circuit City Stores       1,839,000     71,031,374
 CVS                         500,000     37,031,250
 Dayton Hudson               900,000     69,581,250
 Gap                       1,500,000     67,031,250
 Kohl's                      900,000(b)  72,168,750
 Meyer (Fred)                700,000(b)  31,106,250
 Office Depot              2,200,000(b)  60,500,000
 Rite Aid                  2,500,000     80,937,500
 Safeway                   2,600,000(b)  90,675,000
 Wal-Mart Stores           2,200,000    101,887,500
 Total                                  759,750,124


 Utilities -- telephone - 1.1%
 AT&T                      1,000,000     60,875,000


 Total common stocks
 (Cost: $3,838,418,369)              $5,152,625,469



Short-term securities - 4.2%

 U.S. government agencies - 0.3%
 Federal Home Loan Bank Disc Nt
      03-18-98     5.41%   $15,000,000  $14,959,574
 Federal Home Loan Mtge Corp Disc Nt
      03-24-98     5.43      1,000,000      996,400
 Total                                   15,955,974


 Commercial paper - 3.4%
 BBV Finance (Delaware)
      04-01-98     5.53     12,400,000   12,339,268
 Bell Atlantic
      03-16-98     5.57     10,000,000    9,975,289
 CAFCO
      04-02-98     5.53     10,000,000(c) 9,949,583
 Campbell Soup
      03-27-98     5.56     12,600,000(c)12,547,647
 Delaware Funding
      03-17-98     5.52      9,000,000(c) 8,976,625
 Dresdner US Finance
      03-02-98     5.50      4,100,000    4,098,750
 Fleet Funding
      03-13-98     5.53     10,000,000(c) 9,980,139
 Gateway Fuel
      03-20-98     5.50      6,400,000    6,380,516
 General Electric
      03-30-98     5.51     10,000,000    9,954,333
 Goldman Sachs Group
      03-24-98     5.50      5,700,000    5,679,176
 Heinz (HJ)
      04-22-98     5.54     10,000,000    9,919,028
 Natl Australia Funding (Delaware)
      04-01-98     5.53     10,000,000    9,951,022
 Natl Rural Utilities Cooperative
      04-14-98     5.52     13,000,000   12,910,950

 Paccar Financial
      03-05-98     5.49%    $3,200,000   $3,197,569
 Pacific Life Insurance
      03-02-98     5.68      3,000,000    2,999,053
      03-04-98     5.51     12,000,000   11,992,667
      03-06-98     5.51      2,900,000    2,897,347
 Reed Elsevier
      03-06-98     5.53      3,800,000(c) 3,796,517
 SBC Communications Capital
      03-23-98     5.50      7,500,000(c) 7,473,742
      04-20-98     5.53     12,500,000(c)12,402,781
 Toyota Motor Credit
      03-26-98     5.50      6,300,000    6,275,066
 Xerox Credit
      04-01-98     5.51      3,200,000    3,184,413
 Total                                  176,881,481


 Letters of credit - 0.5%
 Bank of America-
 AES Hawaii
      03-06-98     5.52     13,000,000   12,988,082
 Student Loan Marketing Assn -
 Nebraska Higher Education
      03-13-98     5.52      6,000,000    5,988,083
      03-31-98     5.54      9,000,000    8,957,220
 Total                                   27,933,385

 Total short-term securities
 (Cost: $220,770,840)                  $220,770,840


 Total investments in securities
(Cost $4,059,189,209)(f)             $5,373,396,309




 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Commercial paper sold within terms of a private placement memorandum, exempt under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(d) Security is partially or fully on loan. See Note 5 to the financial statements.

(e) Foreign security values are stated in U.S. dollars.

(f) At Feb. 28, 1998, the cost of securities for federal income tax purposes was approximately $4,059,189,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................$1,327,463,000
Unrealized depreciation........................................(13,256,000)
Net unrealized appreciation.................................$1,314,207,000


See accompanying notes to investments in securities.

      Investments in securities

      Retirement Annuity Mutual Funds
      Special Income Fund
      Feb. 28, 1998 (Unaudited)


                                                (Percentages represent
                                                  value of investments
                                               compared to net assets)


 Bonds - 93.0%
Issuer          Coupon      Principal      Value(a)
                  rate        amount


 U.S. government obligations - 19.3%
 U.S. Treasury
      11-15-00     5.75%   $5,000,000    $5,020,550
      05-15-02     7.50     6,170,000     6,598,075
      06-30-02     6.25    17,000,000    17,398,140
      08-15-02     6.375   10,900,000    11,219,806
      08-15-04     7.25    23,200,000    25,182,904
      11-15-05     5.875   50,000,000    50,503,000
      05-15-16     7.25    12,700,000    14,472,666
      11-15-16     7.50    46,750,000    54,620,829
      07-15-06     7.00    30,000,000    32,502,300
      08-15-19     8.125   42,200,000    52,879,132
      02-15-21     7.875    3,700,000     4,553,035
      08-15-27     6.375   40,000,000(f) 42,405,200
 Resolution Funding
      10-15-19     8.125   48,059,000    58,791,054
 Total                                  376,146,691

 Mortgage-backed securities - 7.7%
 Federal Home Loan Mtge Corp
      05-01-07     9.00     7,055,633     7,334,824
      03-01-10     5.50     5,000,000(l)  4,828,125
      08-01-24     8.00     3,200,345     3,329,799
      08-01-24     8.00     3,897,742     4,055,406
      01-01-25     9.00     2,027,871     2,162,948
      10-01-26     8.50    15,199,824    15,889,287
      01-01-27     8.50     8,231,183     8,604,550
        Collateralized Mtge Obligation
      03-15-22     7.00    10,455,000    10,761,018
      04-15-22     8.50    10,000,000    11,075,900
      07-15-22     7.00    12,940,000    13,213,034
 Federal Natl Mtge Assn
      09-01-07     8.50     7,706,000     8,003,683
      11-01-21     8.00       590,600       616,261
      04-01-22     8.00     4,183,813     4,362,964
      04-01-23     8.50     7,301,088     7,712,139
      06-01-24     9.00     7,460,429     8,018,021
      02-01-27     7.50    18,415,164   18,930,788
   Collateralized Mtge Obligation
      05-18-26     5.00    10,000,000     9,050,000
 Govt Natl Mtge Assn
      06-20-24     7.00     5,650,399     5,788,128
      07-20-27     6.50     9,568,276     9,733,902
 Total                                  153,470,777


 Aerospace & defense - 0.5%
 BE Aerospace
      Sr Sub Nts Series B
         02-01-06  9.875    5,000,000     5,306,250
 K&F Inds
      Sr Sub Nts
         10-15-07  9.25     2,000,000(d)  2,120,000
 L-3 Communications
      Sr Sub Nts Series B
         05-01-07 10.375    1,710,000(d)  1,885,275
 Newport News Shipbuilding
      Sr Nts
         12-01-06  8.625    1,250,000     1,334,375
 Total                                   10,645,900




Airlines - 0.2%
 AMR
         05-15-01  9.50%   $4,500,000    $4,928,040

 Automotive & related - 1.3%
 Arvin Capital
      Company Guaranty
         02-01-27  9.50     5,000,000     5,575,550
 Ford Motor Credit
         01-15-03  7.50     5,000,000     5,285,950
 GMAC
      Medium-term Nts
         12-14-98  5.95    10,000,000    10,016,200
 Hayes Lemmerz Intl
      Company Guaranty Series B
         07-15-07  9.125    3,000,000     3,187,500
 Tower Automotive
         08-01-04  5.00     1,000,000(d)  1,100,000
 Total                                   25,165,200

 Banks and savings & loans - 2.7%
 Banca Commercial Italian
         07-15-07  8.25     5,000,000     5,563,600
 BankBoston Capital
      Company Guaranty Series B
         12-15-26  8.25     5,000,000     5,395,250
 Crestar Capital
      Company Guaranty
         12-15-26  8.16     5,000,000     5,417,500
 Cullen/Frost Capital
      Series A
       02-01-27    8.42     5,000,000     5,281,625
 First Nationwide Holdings
      Sr Sub Nts
         10-01-03 10.625    2,940,000     3,292,800
 Fleet/Norstar Financial Group
      Sub Nts
         06-15-01  9.90     5,000,000     5,551,600
         12-01-01  9.00     5,000,000     5,472,500
 Greenpoint Capital
      Company Guaranty
         06-01-27  9.10     2,500,000     2,765,675
 Mellon Capital
      Company Guaranty Series A
         12-01-26  7.72     2,000,000     2,085,220
 US Trust Capital
         02-01-27  8.41     3,500,000(d)  3,822,280
 Washington Mutual Capital
      Company Guaranty
         06-01-27  8.375    3,000,000(d)  3,274,560
 Wilshire Financial Services
         08-15-04 13.00     6,000,000(d)  6,390,000
 Total                                   54,312,610



 Building materials & construction - 0.5%
 AAF-McQuay
     Sr Nts
        02-15-03   8.875%  $5,080,000    $5,029,200
 Masco
        10-01-01   9.00     5,000,000     5,464,050
 Total                                   10,493,250

 Chemicals - 0.5%
 General Chemical
     Sr Sub Nts
        08-15-03   9.25     5,000,000     5,200,000
 ISP Holdings
     Sr Nts Series B
        02-15-02   9.75     1,733,000     1,858,643
 USA Waste Services
     Cv Sub Nts
        02-01-02   4.00     2,700,000     3,088,125
 Total                                   10,146,768

 Communications equipment & services - 1.6%
 Comcast Cellular Holdings
     Sr Nts Series B
        05-01-07   9.50     3,000,000     3,165,000
 Facilicom Intl
     Sr Nts
        01-15-08  10.50     4,250,000     4,345,625
 Interamericas Communications
        10-27-07  14.00     1,250,000(d)  1,262,500
 Nextel Communications
     Zero Coupon Sr Disc Nts
        01-15-04  22.79     4,000,000(k)  3,880,000
 NTL
     Zero Coupon Sr Nts Series B
        02-01-06  11.48     5,000,000(d,k)4,012,500
 PhoneTel Technologies
     Sr Nts
        12-15-06  12.00     3,500,000     3,683,750
 Price Communications Cellular Holdings
     Zero Coupon Sr Disc Nts
        08-01-07  13.50     6,700,000(d,k)4,455,500
 RCN
     Zero Coupon Sr Disc Nts
        02-15-03   9.80     2,870,000(d,k)1,761,463
 Unifi Communications
     Sr Nts
        03-01-04  14.00     7,000,000(d)  4,550,000
 Total                                   31,116,338



 Computers & office equipment - 0.7%
 Hewlett-Packard
    Zero Coupon Cv Sub Nts
       10-15-17  3.12%   $10,000,000(d,j)$5,387,500
 Learning
    Cv Sr Nts
       11-01-00  5.50      5,000,000      4,487,500
 Read-Rite
    Sub Nts
       09-01-04  6.50      2,450,000      2,021,250
 Solectron
    Cv Sub Nts
       03-01-06  6.00      1,200,000      1,861,500
 Total                                   13,757,750


 Electronics - 0.2%
 Thomas & Betts
       01-15-06  6.50      4,500,000      4,504,995

 Energy - 1.7%
 Forcenergy
    Sr Sub Nts
       11-01-06  9.50      2,100,000      2,231,250
 Occidental Petroleum
    Medium-term Nts
       06-01-00 10.98      5,000,000      5,509,750
    Medium-term Nts
    with attached put
       08-01-19  9.25      8,725,000     10,931,116
 Oryx Energy
       04-01-01 10.00      5,000,000      5,493,300
 PDV America
    Sr Nts
       08-01-03  7.875     7,500,000      7,791,150
 Transamerica Energy
    Zero Coupon
       06-15-02 13.00      2,100,000(k)   1,764,000
 Transamerican Energy
       06-15-02 11.50      1,000,000      1,010,000
 Total                                   34,730,566

 Energy equipment & services - 0.8%
 DI Inds
    Sr Nts
       07-01-07  8.875     2,250,000      2,368,125
 Diamond Offshore Drilling
    Cv Sr Sub Nts
       09-15-07  3.125     4,000,000      3,915,000
 Global Marine
       09-01-07  7.125    10,000,000(d)  10,358,700
 Total                                   16,641,825



 Financial services - 2.0%
 Arcadia Financial
      Sr Nts
         03-15-07 11.50%   $3,645,000    $3,626,775
 Beneficial
      Medium-term Nts
         02-18-13  6.25    10,000,000     9,922,900
 Ford Capital
         05-15-02  9.88     5,000,000     5,680,950
 Household Finance
         04-01-00  9.55     6,500,000     6,949,865
 Ohio Savings Capital
      Company Guaranty
         06-03-27  9.50     5,000,000     5,588,550
 Salomon
      Medium-term Sr Nts Series D
         10-06-99  6.99     5,000,000     5,069,800
 Sasco
         02-25-28  6.76     2,500,000     2,519,531
 Total                                   39,358,371


 Food - 0.2%
 Ameriserve Food
      Company Guaranty
         07-15-07 10.125    2,500,000     2,700,000
 Fine Host
      Cv Sub Nts
         11-01-04  5.00     2,000,000(d)  1,310,000
 Total                                    4,010,000


 Foreign - 24.7%(c)
 Airplanes GPA Cl D
      (U.S. Dollar) Series 1
         03-15-19 10.875    2,750,000     3,075,353
 Alcan Aluminum
      (U.S. Dollar)
         01-15-22  8.875    6,750,000     7,376,063
 APP Finance VI Mauritius
      (U.S. Dollar) Zero Coupon Cv
         11-18-12 10.50     8,350,000(j)  1,920,500
 APP Intl Finance
      (U.S. Dollar)
         10-01-05 11.75     5,000,000     4,437,500
 Australis Media
      (U.S. Dollar)
         11-01-00 14.00       916,899       640,954
      (U.S. Dollar) Zero Coupon
         05-15-03  5.30    10,081,000(k)  3,024,300
 Azteca Holdings
      (U.S. Dollar)
         06-15-02 11.00     3,500,000     3,679,375
 Celcaribe
      Zero Coupon Sr Nts
         03-15-98 16.23     1,700,000(k)  1,751,000
      Zero Coupon Units
         03-15-98  5.96     1,450,000(d,k)2,682,500


 City of Moscow
      (Russian Ruble) Zero Coupon
         07-01-98 22.80%   $4,461,260(j) $4,150,756
         12-31-98 21.80     6,153,151(j)  5,193,259
 Dao Heng Bank
      (U.S. Dollar) Sub Nts
         01-24-07  7.75     9,000,000(d)  7,432,200
 Daya Guna
      (U.S. Dollar) Company Guaranty
         06-01-07 10.00     4,750,000(d)  3,942,500
 Delphes  2
      (U.S. Dollar)
         05-05-09  7.75     4,500,000     4,494,375
 Equador
      (U.S. Dollar)
         02-27-15  6.69    14,216,280     9,080,649
 Espirito Santo Centrais
      (U.S. Dollar) Sr Nts
         07-15-07 10.00     3,000,000(d)  2,797,500
 Govt of Algeria
      (U.S. Dollar)
         09-04-06  7.06     6,000,000     4,980,000
      (U.S. Dollar) Zero Coupon
         12-31-20  1.27     6,700,000     4,028,375
 Govt of Bulgaria
      (U.S. Dollar)
         07-28-11  6.31     3,000,000(i)  2,302,500
 Govt of Canada
      (Canadian Dollar)
         03-01-01  7.37    17,000,000    13,646,564
 Govt of Poland
      (Polish Zloty)
         06-12-02 12.00    18,900,000(i)  4,425,624
      (U.S. Dollar)
         10-27-24  2.75    10,000,000     6,337,500
 Govt of Russia
      (Russian Ruble)
         09-27-00  2.31    25,337,218     3,046,666
      (Russian Ruble) Zero Coupon
         03-04-98 28.22    37,164,000(j)  6,137,574
         03-18-98 16.23    33,189,506(j)  5,481,193
      (U.S. Dollar)
         07-28-00 10.375   10,000,000     8,600,000
      (U.S. Dollar) Zero Coupon
         12-29-49  6.60     4,750,000(j)  3,265,625
 Greater Beijing
      (U.S. Dollar) Sr Nts
         06-15-04  9.25     3,500,000(d)  2,821,245
         06-15-07  9.50     5,000,000(d)  3,994,100

 Groupe Videotron
      (U.S. Dollar) Sr Nts
         02-15-05 10.625%   2,000,000     2,245,000
 Grupo Industrial Durango
      (U.S. Dollar)
         08-01-03 12.625    4,000,000     4,560,000
 Grupo Iusacell Sa De
    (U.S. Dollar)
         07-15-04 10.00     1,500,000     1,563,750
 Grupo Televisa
      (U.S. Dollar) Sr Nts Series A
         05-15-03 11.375      250,000       276,875
 Guangdong Enterprises
      (U.S. Dollar) Sr Nts
         05-22-07  8.875    3,600,000(d)  2,939,184
 Gulf Canada Resources
      (U.S. Dollar)
         08-15-99  9.00     5,000,000     5,195,550
 Honam Oil Refinery
      (U.S. Dollar)
         10-15-05  7.125    9,000,000(d)  7,425,000
 Hutchison Whampo Finance
      (U.S. Dollar) Company Guaranty
         08-01-17  7.45     2,000,000(d)  1,799,360
         08-01-27  7.50     3,850,000(d)  3,370,598
 Hydro-Quebec
      (U.S. Dollar) Local Govt Guaranty Series HH
         12-01-29  8.50    20,000,000    23,858,199
 Hyundai Semiconductor
      (U.S. Dollar) Sr Nts
         05-15-07  8.625   10,000,000(d)  7,862,900
 Imexsa Export Trust
      (U.S. Dollar)
         05-31-03 10.125    5,000,000(d)  5,225,000
 Jasmine Submarine Telecom
      (U.S. Dollar) Sr Nts
         05-30-11  8.48     3,894,308(d)  3,139,513
 Korea Electric Power
      (U.S. Dollar)
         02-01-27  7.00     6,200,000     5,228,708
 MDC Communications
      (U.S. Dollar) Sr Sub Nts
         12-01-06 10.50     1,700,000     1,836,000
 Mexican Cetes
      (Mexican Peso) Zero Coupon
         06-04-98 20.59    42,580,000(j)  5,035,085
         07-02-98 19.05    48,250,000(j)  5,277,103
 Ministry Finance Russia
      (U.S. Dollar)
         11-27-01  9.25    12,100,000(d) 11,676,500
         06-26-07 10.00    12,500,000(d) 11,546,875
 Morgan (JP)
      (U.S. Dollar) Sr Sub Nts Series A
         02-15-12  4.00    13,400,000    12,451,280
 Natl Power
      (U.S. Dollar) Foreign Govt Guaranty
         12-15-16  8.40     7,500,000     6,824,775


 Nationwide CSN Trust
     (U.S. Dollar)
        02-15-25 9.875%    10,500,000(d)  12,609,030
 Navigator Gas Transportation
     (U.S. Dollar)
        06-30-0710.50       3,000,000(d)   3,195,000
 Netia Holdings
     (U.S. Dollar) Company Guaranty
        11-01-0710.25       2,000,000(d)   2,027,500
 Philippine Long Distance Telephone
     (U.S. Dollar)
        03-06-07 7.85       3,000,000(d)  2,704,950
     (U.S. Dollar) Medium-term Nts Series E
        03-06-17 8.35       3,000,000(d)   2,662,020
 Pindo Deli Finance Mauritius
     (U.S. Dollar) Company Guaranty
        10-01-0710.75       2,200,000(d)   1,716,000
 PLD Telekom
     (U.S. Dollar) Zero Coupon
        06-01-04 3.73       5,000,000(j)   5,000,000
 Plitt Theatres
     (U.S. Dollar) Sr Sub Nts
        06-15-0410.875      5,000,000      5,475,000
 Province of Mendoza
     (U.S. Dollar)
        09-04-0710.00       4,000,000(d)   3,880,000
 PTC Intl Finance
     (U.S. Dollar) Zero Coupon Company Guaranty
        07-01-0710.75       6,000,000(j)   4,102,500
 Repap New Brunswick
     (U.S. Dollar) Sr Nts
        07-15-00 9.875      2,000,000      2,045,000
 Republic of Argentina
     (Argentine Peso)
        07-10-02 8.75      22,000,000     20,129,999
        02-12-0711.75       4,500,000     4,758,750
     (U.S. Dollar)
        07-10-02 8.75       5,000,000(d)   4,575,000
 Republic of Brazil
     (U.S. Dollar)
        04-15-14 8.00       5,701,300      4,607,363
        05-15-2710.125     22,000,000(f)  21,092,499
 Republic of Panama
     (U.S. Dollar)
        02-13-02 7.875      2,500,000(d)   2,508,725
 Republic of South Africa
     (South African Rand)
        02-28-05 2.43      48,500,000      9,270,813
 Rogers Cablesystems
     (Canadian Dollar)
        01-15-14 6.78       2,700,000      2,011,746
 Rogers Cantel
     (U.S. Dollar) Deb
        06-01-08 9.375      4,650,000      4,963,875
 Southern Peru Copper
     (U.S. Dollar)
        05-30-07 7.90       2,000,000      2,050,920

 Tarkett Intl
      (U.S. Dollar) Sr Sub Nts
         03-01-02  9.00%    4,000,000     4,060,000
 Tatneft Finance
      (U.S. Dollar) Company Guaranty
         10-29-02  9.00     7,400,000(d)  6,419,500
 Telekom Malaysia
      (U.S. Dollar)
         08-01-25  7.875   10,000,000(d)  8,339,200
 Telesystem Intl Wireless
      (U.S.Dollar) Zero Coupon Sr Disc Nts
         06-30-07 12.19    11,000,000(d,k)7,480,000
 Texon Intl
      (Deutsche Mark) Sr Nts
         02-01-08  5.61     4,000,000     2,279,422
 Tjiwi Kimia
      (U.S. Dollar)
         08-01-04 10.00     4,350,000(d)  3,349,500
 TU Electric Capital
      (U.S. Dollar) Company Guaranty
         01-30-37  8.175   10,000,000    10,534,500
 TV Azteca
      (U.S. Dollar)
         02-15-07 10.50     2,500,000     2,687,500
 United Kingdom Treasury
      (British Pound)
         06-10-03 13.17     9,500,000    16,837,268
 United Mexican States
      (U.S. Dollar)
         05-15-26 11.50     8,000,000(f)  9,785,000
 Veninfotel
      (U.S. Dollar) Cv Pay-in-kind
         03-01-02 10.00   5,000,000(d,e,o)7,500,000
         03-01-02 10.00     750,000(d,e,o)1,125,000
 Veritas Holdings
      (U.S. Dollar) Sr Nts
         12-15-03  9.625    2,545,000     2,732,694
 WMC Finance USA
      (U.S. Dollar)
         11-15-13  7.25    10,000,000    10,587,700
 Zhuhai Highway
      (U.S. Dollar) Sub Nts
         07-01-08 11.50    10,000,000(d)  9,115,400
 Zurich Capital
      (U.S. Dollar) Company Guaranty
         06-01-37  8.38     3,750,000(d)  4,132,013
 Total                                  492,434,392

 Furniture & appliances - 0.3%
 Interface
      Sr Sub Nts Series B
         11-15-05  9.50     5,000,000     5,368,750


 Health care - 0.6%
 Dura Pharmaceuticals
      Cv Sub Nts
         07-15-02  3.50     1,700,000     1,496,000

 Lilly (Eli)
         01-01-36  6.77%   10,000,000    10,305,300
 Total                                   11,801,300

 Health care services - 1.6%
 Columbia/HCA Healthcare
         06-15-25  7.69     4,260,000     3,800,942
 Magellan Health Services
      Sr Sub Nts
         02-15-08  9.00     2,500,000(d)  2,537,500
 Novacare
      Cv Sub Deb
         01-15-00  5.50     3,000,000     2,872,500
 Owens & Minor
      Company Guaranty
         06-01-06 10.875    4,550,000     5,096,000
 Tenet Healthcare
      Sr Sub Nts
         03-01-05 10.125   11,800,000    12,980,000
 Vencor
      Sr Sub Nts
         07-15-07  8.625    4,000,000     4,440,000
 Total                                   31,726,942

 Household products - 0.6%
 Revlon Consumer Products
      Sr Nts
         02-01-06  8.125    4,250,000(d)  4,250,000
 Revlon Consumer Products
      Sr Nts Series B
         04-01-01  9.375    2,500,000     2,600,000
 Revlon Worldwide
      Zero Coupon Sr Disc Nts Series B
         03-15-98 12.00     5,000,000(j)  4,987,500
 Total                                   11,837,500

 Industrial equipment & services - 1.2%
 AGCO
      Sr Sub Nts
         03-15-06  8.50     2,800,000     2,915,500
 Borg-Warner Security
         03-15-07  9.63     2,200,000     2,285,250
 Case
         08-01-05  7.25     5,475,000     5,722,744
 Clark Equipment
         03-01-01  9.75     5,000,000     5,444,500
 IDEX
      Sr Sub Nts
         09-15-02  9.75     3,000,000     3,112,500
 Thermo Electron
      Cv Sub Deb
         01-01-03  4.25     1,400,000(d)  1,660,750
 Tyco Intl
      Zero Coupon Cv Sub Nts
         07-06-10  6.50     1,350,000(j)  1,812,375
 Total                                   22,953,619


 Insurance - 1.2%
 Americo Life
      Sr Sub Nts
         06-01-05  9.25%    4,500,000     4,623,750
 Executive Risk Capital
      Company Guaranty Series B
         02-01-27  8.68     3,500,000     3,888,430
 New England Mutual
         02-15-24  7.875    5,000,000(d)  5,494,200
 SAFECO Capital
      Company Guaranty
         07-15-37  8.07    10,000,000    10,560,400
 Total24,566,780

 Leisure time & entertainment - 2.7%
 Coast Hotels & Casino
      Company Guaranty Series B
         12-15-02 13.00     1,600,000     1,844,000
 Hammons (JQ) Hotels
      1st Mtge
         02-15-04  8.875    3,400,000     3,493,500
 HMH Properties
         07-15-07  8.875    4,600,000     4,893,250
 Icon Fitness
      Zero Coupon Sr Disc Nts Series B
         11-15-06 15.76     8,130,000(j)  4,766,213
 Speedway Motorsports
         08-15-07  8.50     4,000,000     4,180,000
 Time Warner
         02-01-24  7.57    20,000,000    21,252,800
         01-15-28  6.95     5,000,000     4,894,750
 Trump Holdings & Funding
      Sr Nts
         06-15-05 15.50     2,500,000     2,912,500
 United Artists Theatre
      Series 1995A
         07-01-15  9.30     4,823,446     4,968,149
 Total                                   53,205,162


 Media - 4.3%
 Ackerly Communications
      Sr Nts Series B
         10-01-03 10.75     2,500,000     2,668,750
 American Telecasting
      Zero Coupon Sr Disc Nts Series B
         08-15-05  9.66     3,700,000(k)    994,375
 Cablevision Systems
      Sr Sub Deb
         05-15-16 10.50     5,000,000     5,812,500
 Cox Communications
         06-15-25  7.625   10,000,000    10,831,900
 Heritage Media
      Sr Sub Nts
         02-15-06  8.75     2,000,000     2,135,000
 Jacor Communications
      Zero Coupon Cv
         02-09-18  4.49     5,500,000(j)  2,399,375

 Lamar Advertising
      Company Guaranty
         12-01-06  9.625%  $1,350,000    $1,473,188
 Liberty Group
      Sr Sub Nts
         02-01-08  9.375    3,750,000     3,825,000
 News America Holdings
         10-15-12 10.125   10,000,000    11,679,500
 TCI Communications
         08-01-15  8.75    10,000,000    11,644,000
 Time Warner
         08-15-04  7.98     1,500,000     1,617,390
         08-15-06  8.11     3,000,000     3,291,600
         08-15-07  8.18     3,000,000     3,326,880
 Time Warner Entertainment
      Sr Nts
         07-15-33  8.375    2,500,000     2,895,875
 Univision Network Holdings LP
      Zero Coupon
       12-17-02   15.18    14,390,000(k) 15,361,325
 Viacom
      Sub Deb
       07-07-06    8.00     3,000,000     3,067,500
 Viacom Intl
         07-01-03  7.00     2,500,000     2,449,850
 Total                                   85,474,008


 Metals - 0.4%
 Bar Technologies
      Company Guaranty
         04-01-01 13.50     4,500,000(d)  4,938,750
 EnviroSource
      Sr Nts
         06-15-03  9.75     2,100,000     2,139,375
         06-15-03  9.75       890,000       906,688
 Total                                    7,984,813

 Miscellaneous - 2.9%
 Adams Outdoor Advertising
      Sr Nts
         03-15-06 10.75     4,500,000     5,006,250
 Alliance Imaging
      Sr Sub Nts
         12-15-05  9.625    3,000,000     3,135,000
 Bistro Trust
         12-31-02  9.50    10,000,000(d) 10,018,999
 BTI Telecommunications
      Sr Nts
         09-15-07 10.50     2,675,000     2,902,375
 California Infrastructure
      Series 1997-1
         03-25-02  6.14     9,235,000     9,254,394
 Colonial Capital
      Company Guaranty Series A
         01-15-27  8.92     3,000,000     3,301,320
 Doskocil Mfg
      Sr Sub Nts
         09-15-07 10.125    5,000,000     5,250,000

 Holt Group
      Sr Nts
         01-15-06  9.75%   $2,490,000    $2,533,575
 Imperial Holly
      Sr Sub Nts
         12-15-07  9.75     2,250,000(d)  2,320,313
 MSX Intl
      Sr Sub Nts
         01-15-08 11.375    2,450,000     2,535,750
 Outsourcing Solutions
      Sr Sub Nts Series B
         11-01-06 11.00     1,775,000     1,956,938
 Packaged Ice
      Sr Nt
         02-01-05  9.75     4,600,000(d)  4,715,000
 Roche Holdings
    Zero Coupon
         05-16-12  4.95     3,300,000(j)  1,670,625
 SFX Entertainment
      Sr Sub Nts
         02-01-08  9.125    2,400,000     2,400,000
 Total                                   57,000,539


 Multi-industry conglomerates - 1.1%
 Corestaff
      Cv Sub Nts
         08-15-04  2.94     2,000,000     1,825,000
 Pierce Leahy
      Sr Sub Nts
         07-15-06 11.13       812,000(d)    931,770
 Prime Succession
      Sr Sub Nts
         08-15-04 10.75     2,125,000     2,342,813
 Tenneco
         06-15-07  7.625    6,000,000     6,472,380
 USI American Holdings
      Sr Nts Series B
         12-01-06  7.25     5,000,000     5,066,900
 Westinghouse Electric
         06-01-01  8.875    5,000,000     5,321,750
 Total                                   21,960,613


 Municipal bond - 0.4%(n)
 New Jersey Economic Development
      Authority State Pension Funding
      Revenue Bond (MBIA Insured)
         02-15-29  7.43     7,000,000     7,664,300

 Paper & packaging - 2.3%
 Chesapeake
         05-01-03  9.875    5,000,000     5,745,000
 Crown Cork & Seal
         04-15-23  8.00     5,000,000     5,315,600
 Gaylord Container
      Sr Nts
         06-15-07  9.375    5,000,000(d)  4,937,500
         06-15-07  9.75     2,200,000(d)  2,222,000


 Graham Packaging/GPC Capital
      Sr Sub Nts
         01-15-08  8.75%    2,500,000     2,550,000
 Owens-Illinois
      Sr Nts
         05-15-04  7.85     5,000,000     5,238,000
 Riverwood Intl
      Company Guaranty
         08-01-07 10.625    3,750,000     3,975,000
 Scotia Pacific Holding
      Collateralized Mtge Obligation
         07-20-15  7.95     6,023,220     6,337,210
 Silgan Holdings
         06-01-09  9.00     4,125,000     4,300,313
 Stone Container
      Sr Nts
         07-15-98 12.625    1,500,000     1,556,250
 Stone Container
      Sr Sub Deb
         04-01-02 12.25     3,000,000     3,075,000
 Total                                   45,251,873

 Real estate investment trust - 0.2%
 First Union RE Eq SBI
      Sr Nts
         10-01-03  8.875    4,000,000     4,130,000


 Retail - 1.5%
 Costco
      Zero Coupon Cv Sub Nts
         08-01-17 14.37     2,475,000(d,j)1,577,813
 Dayton Hudson
         12-01-22  8.50     3,000,000     3,253,920
 Eye Care Centers
      Sr Nts
         10-01-03 12.00     3,000,000     3,240,000
 Kroger
      Sr Nts
         07-15-06  8.15     3,000,000     3,270,000
 Office Depot
      Zero Coupon Cv Nt
         11-01-08  3.79     4,400,000(j)  3,157,000
 Rite Aid
      Cv Sub Nts
       09-15-02    5.25     1,400,000     1,613,500
 Wal-Mart CRAVE Trust
         07-17-06  7.00    13,442,258(d) 13,821,195
 Total                                   29,933,428

 Textiles & apparel - 0.4%
 VF Corp
         05-01-01  9.50     5,000,000     5,496,000
 WestPoint Stevens
         12-15-01  8.75     2,500,000     2,625,000
 Total                                    8,121,000


 Utilities -- electric - 4.4%
 AEP Generating
      Series F
         12-07-22  9.82%    2,484,422     2,995,841
 AES
      Sr Sub Nts
         11-01-07  8.50     3,200,000     3,304,000
 Boston Edison
         06-01-20  9.875    5,000,000     5,593,700
 Cleveland Electric Illuminating
         07-01-00  7.19     5,000,000     5,089,900
         07-01-04  7.67     2,000,000     2,060,000
      1st Mtge Series B
         05-15-05  9.50     6,000,000     6,713,460
 CMS Energy
      Sr Nts
         05-15-02  8.125    5,000,000     5,153,200
 Connecticut Light & Power
      1st Mtge Series C
         06-01-02  7.75     5,000,000     5,087,200
 Indiana & Michigan Power
      Sale Lease-backed Obligation Series F
         12-07-22  9.82     2,484,419     2,995,837
 Long Island Lighting
      Gen Ref Mtge
         04-15-04  8.625    3,000,000     3,221,820
         07-01-24  9.625    6,000,000     6,107,460
 Midland Cogeneration
      Series 1991-C
         07-23-02 10.33     1,423,125     1,531,639
 Midland Funding
      Series 1994-C
         07-23-02 10.33     1,225,918     1,319,394
      Series A
         07-23-05 11.75     5,000,000     5,893,750
 Niagara Mohawk Power
      1st Mtge
         05-15-06  7.75    10,500,000    11,124,120
 Sithe Independence Funding
      Series A
         12-30-13  9.00     7,500,000     8,821,500
 Texas Utilities Electric
      Medium-term Nts 1st Mtge Series B
         03-01-02  9.70     6,000,000     6,730,260
 Texas-New Mexico Power
      1st Mtge Series U
         09-15-00  9.25     3,500,000     3,675,000
 Total                                   87,418,081


 Utilities -- telephone - 3.2%
 Bell Atlantic
         08-01-31  9.00     7,500,000     8,603,250
 Bell Telephone of Pennsylvania
         03-15-33  7.375   10,000,000    10,081,300

 CCPR Services
      Company Guaranty
         02-01-07 10.00%     1,500,000    1,505,625
 Geotek Communications
      Cv Sr Sub Nts
         02-15-01 12.00      4,135,000(e) 2,894,500
 Geotek Communications
      Zero Coupon Sr Disc Nts Series B
         07-15-05 18.71      5,000,000(k) 2,500,000
 GTE
         11-01-20 10.25      7,000,000    7,856,940
 Intermedia Communications
      Sr Nts
         11-01-07  8.875     1,600,000(d) 1,692,000
 Metrocall
      Sr Sub Nts
         10-01-07 10.375     3,000,000    3,090,000
 Omnipoint
      Sr Nts
         08-15-06 11.625    10,000,000   10,975,000
 U S WEST Communications
         11-10-26  7.20      6,000,000    6,064,800
 Worldcom
         04-01-07  7.75      7,000,000    7,567,280
 Total                                   62,830,695

 Total bonds
 (Cost: $1,787,470,964)              $1,861,092,876


Common stocks - 0.1%

Issuer                        Shares        Value(a)

 BayCorp Holdings                 28(b)        $180
 Celcaribe                  276,420(b,c,d)1,105,680
 Intermedia Communications       508(b)      38,799
 Methanex                    200,000(b)   1,625,000
 Nextel Communications Cl A    6,197(b)     183,199
 Specialty Foods              15,000(b)       5,625


 Total common stocks
 (Cost: $3,283,425)                      $2,958,483


 Preferred stocks & other - 1.9%
Issuer                       Shares        Value(a)
 Airtouch Communications     44,000      $2,959,000
    Cv Series C
 Bar Technologies              4,500(d)     247,500
    Warrants
 California Federal Bank      25,000      2,834,375
    11.50%
 Cendant                      60,000(g)   3,007,500
    Cv PRIDES
 Cooper Inds                 107,100      1,880,944
    Cv
 Dairy Mart                   10,000(d)      $5,000
    Warrants
 Eye Care Center               3,000(d)      15,000
    Warrants
 Finova Finance Trust          1,450        112,013
    5.50% Cv
 Geotek Communications       250,000(d)     250,000
    Warrants
 Glenborough Realty Trust     57,375      1,520,438
    Cv Series A
 Houston Inds                 27,200(r)   1,683,000
    7% Cv ACES
 Intermedia Communication     50,000      1,743,750
    Cv Series E
 KMC Telecomm Holdings         3,000      1,672,500
    Warrants
 Loral Space & Communication  25,000      1,753,125
    Cv
 Martin Media                 25,000(d)   2,500,000
 Occidental Petroleum         21,200      1,568,800
    Cv
 Paxson Communications        38,250(o)   3,920,624
    12.50% Pay-in-kind
 Price Communications         23,048        230,480
    Warrants
 Sanwa Bank                  200,000(d,l) 4,849,045
 Sinclair Broadcast Group      1,700        114,113
    Cv
 Sprint                       18,125        996,875
    Cv
 TCI Communications           23,000      1,569,750
    Cv Series A
 Unifi Communications          7,000        105,000
    Warrants
 WBK Strypes Trust            85,000      2,879,375
    Cv


 Total preferred stocks & other
 (Cost: $37,986,948)                    $38,418,207


Short-term securities - 4.6%

Issuer      Annualized         Amount      Value(a)
              yield on     payable at
               date of       maturity
              purchase

U.S. government agencies - 0.5%
 Federal Home Loan Mtge Corp Disc Nts
      03-12-98     5.42%   $4,300,000    $4,292,253
      03-20-98     5.46     4,700,000     4,685,769
 Total                                    8,978,022

 Commercial paper - 3.6%
 Bell Atlantic
      03-09-98     5.50     5,000,000     4,993,150
 Ciesco LP
      03-19-98     5.53     5,400,000     5,384,325
 Colgate-Palmolive
    03-20-98       5.50     2,300,000(p)  2,292,998
 Kredietbank North America Finance
      03-09-98     5.49     6,700,000     6,690,838
 Natl Australia Funding (Delaware)
      04-01-98     5.53     5,700,000     5,672,083
 Paccar Financial
      03-05-98     5.49     5,000,000     4,996,201
      03-05-98     5.52     4,500,000     4,496,562
 Pacific Life Insurance
      03-12-98     5.51     2,500,000     2,495,425
 Toyota Motor Credit
      03-09-98     5.48     5,200,000     5,192,902
      03-26-98     5.50    11,700,000    11,653,694
 Xerox Credit
      03-24-98     5.49    11,400,000    11,358,428
      04-01-98     5.51     6,600,000     6,567,851
 Total                                   71,794,457

 Letter of credit - 0.5%
 Bank of America-
 AES Hawaii
      03-13-98     5.51    10,300,000    10,279,580


 Total short-term securities
 (Cost: $91,052,059)                    $91,052,059


 Total investments in securities
 (Cost: $1,919,793,396)(s)           $1,993,521,625


See accompanying notes to investments in securities.



 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, items identified are in default as to payment of interest or principal.

(c) Foreign securities values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

(d)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) Identifies issues considered to be illiquid as to their  marketability  (see
Note 1 to the financial statements). Information concerning such security holdings at Feb. 28, 1998, is as follows:

                                               Acquisition        Purchase
 Security                                             date            cost

 Geotek Communications*
    12.00% Cv 2001                               03-04-96       $4,135,000
    Veninfotel*
    (U.S. Dollar) 10.00% Cv
    Pay-in-kind 2002              03-05-97 thru 07-23-97         5,750,000

*Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(f) Security is partially or fully on loan. See Note 5 to the financial statements.

(g) Partially pledged as initial margin deposit on the following open interest rate futures contract (See Note 7 to the financial statements):


 Type of security                                         Notional amount

Sales contracts
  U.S. Treasury Notes March 1998                              $10,000,000

(h) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Feb. 28, 1998.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 28, 1998.

(j) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(k) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(l) At Feb. 28, 1998, the cost securities purchased, including interest purchased, on a when-issued basis was $9,579,684.

(m) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(n) The following abbreviation is used in portfolio descriptions to identify the issuer or issue:

MBIA-Municipal Bond Investors Assurance

(o) Pay-in-kind securities are securities in which the issuer has the options to make interest or dividend payments in cash or in additional securities. These securities issued as interest or dividends, usually have the same terms, including maturity date, as the pay-in-kind securities.

(p) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(q) PRIDES (Preferred Redeemable Increased Dividend Equity Securities ) are structured as convertible preferred securities. Investors receive an enhanced yield but based upon a specific formula, potential appreciation is limited. PRIDES pay dividends, have voting rights, are noncallable for three years and upon maturity, convert into shares of common stock.

(r) ACES are automatically convertible equity securities.

(s) At Feb. 28, 1998, the cost of securities for federal income tax purposes was approximately $1,914,337,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation......................................... $117,425,000
Unrealized depreciation...........................................(38,240,000)
Net unrealized appreciation.......................................$79,185,000

      Investments in securities


      Retirement Annuity Mutual Funds
      Managed Fund
      Feb. 28, 1998 (Unaudited)



                                                   (Percentages represent
                                                     value of investments
                                                   compared to net assets)


 Common stocks - 62.4%
Issuer                        Shares      Value(a)


 Aerospace & defense - 1.5%
 Allied Signal               450,000    $19,153,125
 Boeing                      325,000     17,631,250
 Lockheed Martin             132,802     15,496,333
 United Technologies         225,000     20,095,313
 Total                                   72,376,021


 Airlines - 0.7%
 Southwest Airlines        1,260,000     36,146,250


            Automotive & related - 0.8%
 Tower Automotive            836,300(b)  37,999,381


 Banks and savings & loans - 4.3%
 Citicorp                    230,000     30,475,000
 Corestates Financial        150,000     12,665,625
 First Union                 737,850     38,875,472
 Norwest                   1,050,000     42,984,375
 Washington Mutual         1,250,000     83,906,249
 Total                                  208,906,721

 Beverages & tobacco - 1.7%
 Coca-Cola                   680,000     46,707,500
 Philip Morris               845,000     36,704,688
 Total                                   83,412,188


 Building materials & construction - 2.8%
 American Standard           750,000(b)  33,375,000
 Clayton Homes               623,750     12,397,031
 Masco450,000             24,468,750
 Tyco Intl                 1,300,000     65,975,000
 Total                                  136,215,781


 Communications equipment & services - 1.2%
 ADC Telecommunications  1,450,000(b)    37,428,125
 Loral Space &
    Communications           871,800(b)  22,285,388
 Total                                   59,713,513

 Computers & office equipment - 7.5%
 American Power Conversion 1,500,000(b)  43,500,000
 Cisco Systems               562,500(b)  37,054,688
 Compaq Computer           2,533,200     81,220,724
 Computer Associates Intl    837,500     39,467,188
 Hewlett-Packard             685,000     45,895,000
 IKON Office Solutions         1,000         32,688
 Learning Co                 769,500(b)  13,081,500
 Microsoft                   672,800(b)  57,019,799
 Paymentech                  628,900(b)  10,376,850
 Solectron                   900,000(b)  43,537,500
 Total                                  371,185,937


 Electronics - 3.8%
 Analog Devices              900,000(b)  29,025,000
 Applied Materials           325,000(b)  11,964,063
 Intel                     1,245,000    111,660,937
 KLA-Tencor                  235,000(b)  10,846,719
 Maxim Integrated Products   600,000(b)  24,225,000
 Total                                  187,721,719


 Energy - 0.8%

 Anadarko Petroleum          350,000     22,575,000
 Apache                      440,000     14,960,000
 Total                                   37,535,000


 Energy equipment & services - 0.4%
 ENSCO Intl                  675,000     19,659,375


 Financial services - 4.2%
 Fannie Mae                  525,000     33,501,563
 MBNA                        700,000     25,068,750
 Morgan Stanley, Dean
    Witter, Discover & Co    930,000     64,809,375
 Travelers Group           1,482,500     82,649,375
 Total                                  206,029,063

 Food - 0.6%
 JP Foodservice              868,955(b)  28,729,825


 Foreign - 5.7%(c)
 Asia Pulp & Paper             1,000(b)      11,938
 BCE                       1,150,000     40,896,875
 Companhia Paranaense      1,500,000     19,125,000
    de Energia ADR
 Elan ADR                    737,200(b,d)45,752,474
 Ericsson (LM)               750,000     33,984,375
 Kimberly-Clark de Mexico  2,000,000      9,076,518
 Northern Telecom            670,000     35,719,375
 Petroleo Brasileiro-        530,000(b)  12,005,402
    Petrobras ADR
 Royal Dutch Petroleum       700,000     38,018,750
 SmithKline Beecham ADR      475,000     29,390,625
 Telecomunicacoes
    Brasileiras-Telebras ADR 130,000     15,916,875
 Total                                  279,898,207


 Furniture & appliances - 0.5%
 Leggett & Platt             500,000     25,093,750


 Health care - 3.9%
 Amgen125,000(b)           6,640,625
 Boston Scientific           336,000(b)  20,076,000
 Bristol-Myers Squibb        175,000     17,532,813
 Merck & Co                  895,000    114,168,437
 Pfizer                      400,000     35,400,000
 Total                                  193,817,875

 Health care services - 3.0%
 AmeriSource Health Cl A     485,400(b)  28,395,900
 Cardinal Health             175,000     14,328,125

HEALTHSOUTH
    Rehabilitation         1,350,000(b)  36,450,000
 Service Corp Intl           850,000     32,193,750
 United Healthcare           575,000     34,895,313
 Total                                  146,263,088

 Household products - 2.1%

 Gillette                  355,000       38,295,625
 Kimberly-Clark              345,000     19,212,188
 Procter & Gamble            540,030     45,868,798
 Total                                  103,376,611

 Industrial equipment & services - 1.3%
 Deere & Co                  400,000     22,450,000
 Illinois Tool Works         660,000     39,558,750
 Total                                   62,008,750


 Insurance - 0.8%
 Travelers Property Casualty
  Cl A                       903,300     37,035,300
 UNUM                          1,000         51,438
 Total                                   37,086,738

 Leisure time & entertainment - 1.4%
 Disney (Walt)               290,000     32,461,875
 Mattel                      900,000     38,081,250
 Total                                   70,543,125


 Media - 1.0%
 Time Warner                 550,000     37,125,000
 Univision
    Communications Cl A      325,000(b)  12,471,875
 Total                                   49,596,875

 Metals - 1.0%
 Martin Marietta Materials 1,294,622     49,276,550


 Miscellaneous - 0.2%
 Century Business Services 750,000(b,d,j)11,531,250


 Multi-industry conglomerates - 2.4%
 Emerson Electric            475,000     30,310,938
 General Electric          1,150,000     89,412,500
 Total                                  119,723,438


 Restaurants & lodging - 0.6%
 Extended Stay America     2,200,000(b)  30,800,000


 Retail - 5.3%
 Cendant                     950,000(b)  35,625,000
 Dollar General              294,218     13,570,805
 Home Depot                  697,500     44,509,218
 Nordstrom                   500,000     28,671,875
 OfficeMax                 1,287,300(b)  21,481,819
 Republic Inds             1,774,915(b)  41,932,367
 Rite Aid                  1,060,000     34,317,500

 U.S. Office Products        1,000(b)        18,500
 Wal-Mart Stores             830,000     38,439,375
 Total                                  258,566,459

 Utilities -- telephone - 2.9%
 AirTouch Communications   1,121,500(b)  50,397,406
 MCI Communications          550,000     26,296,875
 US WEST Communications
    Group                    398,400     20,741,700
 WorldCom                  1,225,000(b,e)46,779,688
 Total                                  144,215,669

 Total common stocks
 (Cost: $2,001,141,883)              $3,067,429,159


 Preferred stocks & other - 2.6%
Issuer                        Shares       Value(a)
Allegiance Telecommunications  2,450      1,310,750
   Warrants
 California Federal Bank      20,000      2,267,500
    11.50%
 Globalstar
    Telecommunications       170,000     19,252,500
    6.50% Cv
 IKON Office Solutions       349,250     26,499,344
    $5.04 Cv Series BB ACES
 KMC Telecommunications
    Holdings                   2,800      1,561,000
    Warrants
 Loral Space &
    Communications           400,000(b,d)27,900,000
    6.00% Cv
 Mexico Value                  1,000(k)          --
    Rights
 Pinto Totta Intl Finance     50,000(b,d) 4,846,280
 Primus Telecommunications     2,300         64,400
    Warrants
 Sinclair Capital             30,000      3,285,000
    11.625%
 Time Warner                   7,136(i)   8,108,280
    10.25% Pay-in-kind Series M
 Unifi Communications          2,000(d)      30,000
    Warrants
 UNUM                        632,602(b)  31,709,175

 Total preferred stocks & other
 (Cost: $110,510,766)                  $126,834,229



 Bonds - 34.4%

Issuer                                  Maturity              Coupon           Principal               Value(a)
                                            date                rate              amount
 U.S. government obligations - 12.3%
 Govt Trust Certs Israel                11-15-01                   9.25%    $   2,237,409       $    2,320,887
 Resolution Funding                     07-15-20                   6.55         5,000,000            1,264,800
 U.S. Treasury                          04-30-98                   5.88        25,000,000           25,019,000
                                        05-31-98                   5.38        33,000,000           32,994,390
                                        02-28-99                   5.88       103,000,000          103,365,650
                                        01-31-00                   5.38        25,000,000           24,922,750
                                        02-15-00                   8.50        40,000,000           42,138,400
                                        03-31-01                   6.38       126,000,000          128,720,340
                                        08-15-03                   5.75        63,300,000           63,679,167
                                        02-15-04                   5.88        12,500,000(e)        12,677,750
                                        11-15-04                   7.88         5,000,000            5,604,100
                                        05-15-05                   6.46        18,000,000           11,990,880
                                        05-15-05                   6.50         9,000,000(e)         9,424,890
                                        10-15-06                   6.50        22,000,000           23,137,840
                                        08-15-22                   7.25         1,000,000            1,156,360
                                        02-15-23                   7.13        21,500,000           24,577,510
                                        08-15-23                   6.25         2,000,000            2,064,740
                                        11-15-24                   7.50        35,000,000           41,940,500
                                        08-15-27                   6.38         8,000,000(f)         8,481,040
 U.S. Treasury
    (U.S. Dollar)                       11-15-16                   7.50        22,000,000           25,703,920
    TIPS                                07-15-02                   3.63        10,000,000(l)        10,020,464

 Total                                                                                             601,205,378

Mortgage-backed securities - 4.3%
 Federal Home Loan Mtge Corp            08-01-24                   8.00         4,268,015            4,446,802
                                        11-01-25                   6.50         8,162,009            8,142,012
                                        10-01-26                   8.50         7,599,912            7,944,644
 Federal Home Loan Mtge Corp
    Trust Series Z                      05-15-23                   6.50         6,089,658(g)         5,857,521
 Federal Natl Mtge Assn                 07-01-04                   7.40        10,000,000           10,842,000
                                        01-01-09                   5.50        15,266,039           14,907,287
                                        01-01-09                   5.50         7,890,872            7,705,437
                                        06-01-10                   6.50         8,335,682            8,394,031
                                        08-01-11                   8.50         8,842,106            9,289,737
                                        04-01-22                   8.00         4,538,373            4,732,706
                                        04-01-23                   8.50         4,867,560            5,141,604
                                        05-01-23                   6.50         2,250,958            2,249,674
                                        05-01-24                   6.00         5,832,191            5,699,684
                                        06-01-24                   9.00         2,888,718            3,104,621
                                        01-01-25                   8.50         1,603,524            1,681,776
                                        02-01-25                   8.50         3,281,558            3,441,698
                                        05-01-25                   8.50         4,230,397            4,436,840
                                        09-01-25                   6.50         5,214,114            5,193,205
                                        11-01-25                   7.50         8,054,896            8,298,073
                                        02-01-26                   7.00         8,716,020            8,834,819
                                        07-01-26                   7.50         7,998,355            8,222,309
                                        02-01-27                   7.50         9,115,506            9,370,740
 Federal Natl Mtge Assn
    Collateralized Mtge Obligation
      Trust Series Z                    02-25-24                   6.00         7,582,861(g)         6,758,073
 Govt Natl Mtge Assn                    12-01-08                   7.00        15,592,980           15,953,489
                                        05-15-24                   7.00        21,204,829           21,527,354
 Merrill Lynch Mtge Investors           06-15-21                   8.17         1,444,613            1,445,065
 Standard Credit Card Trust             10-07-04                   5.95         3,000,000            2,970,900
 Total                                                                                             212,347,688

Aerospace & defense - 0.2%
 BE Aerospace
    Sr Sub Nts Series B                 02-01-06                   9.88         2,500,000            2,653,125
 L-3 Communications
    Sr Sub Nts Series B                 05-01-07                  10.38           690,000              760,725
 Newport News Shipbuilding
    Sr Nts                              12-01-06                   8.63         1,000,000            1,067,500
 Northrop-Grumman                       03-01-06                   7.00         3,750,000            3,896,138
 Total                                                                                               8,377,488

 Airlines - 0.3%
 Continental Airlines
    Series 1996A                        04-15-15                   6.94         4,901,592            5,019,769
 Continental Airlines
    Series 974B                         01-02-17                   6.90         5,000,000            5,062,100
 Northwest Airlines
    Company Guaranty 1st Series 1991    01-02-15                   8.07         1,967,172            2,140,047
                                        01-02-15                   8.97           977,052            1,068,563
 Total                                                                                              13,290,479

 Automotive & related - 0.2%
 Arvin Capital
    Company Guaranty                    02-01-27                   9.50         3,000,000            3,345,330
 GMAC                                   07-16-98                   5.95         7,000,000            7,004,340
 Walbro
    Sr Nts                              12-15-07                  10.13         1,500,000            1,530,000
 Total                                                                                              11,879,670

 Banks and savings & loans - 1.4%
 BankAmerica
    Series B                            12-31-26                   7.70         3,700,000(d)         3,804,007
 CAF                                    02-01-03                   7.10         5,200,000            5,363,592
 Crestar Capital
    Company Guaranty                    12-15-26                   8.16         7,000,000            7,584,500
 Cullen/Frost Capital
    Series A                            02-01-27                   8.42         3,200,000            3,380,240
 First Nationwide Holdings
    Sr Sub Nts                          10-01-03                  10.63         2,970,000            3,326,400
 Firstar Capital
    (U.S. Dollar) Company Guaranty
    Series B                            12-15-26                   8.32         3,000,000            3,242,970
 Fleet Financial Group
    Sub Deb                             01-15-28                   6.88         2,200,000            2,203,916
 Greenpoint Capital
    Company Guaranty                    06-01-27                   9.10         2,000,000            2,212,540
 Mellon Capital
    Company Guaranty Series A           12-01-26                   7.72         1,800,000            1,876,698
 Norwest
    Sr Nts                              09-15-02                   6.38         5,800,000            5,859,856
 Riggs Natl
    Sub Nts                             02-01-06                   8.50         4,900,000            5,194,000
 Socgen Real Estate LLC                 12-29-49                   7.64        10,000,000(d)         9,934,599
 Union Planters Capital
    Company Guaranty                    12-15-26                   8.20         5,000,000            5,335,400
 US Capital                             02-01-27                   8.41         3,000,000(d)         3,276,240
 Washington Mutual Capital
    Company Guaranty                    06-01-27                   8.38         2,900,000(d)         3,165,408
 Wilshire Financial Services
    Nts                                 08-15-04                  13.00         1,500,000(d)         1,597,500
 Total                                                                                              67,357,866

 Building materials & construction - 0.1%
 AAF-McQuay
    Sr Nts                              02-15-03                   8.88         2,285,000            2,262,150
 Owens-Corning Fiberglass               06-01-12                   9.38         1,500,000            1,770,990
 Southdown
    Sr Sub Nts Series B                 03-01-06                  10.00         1,400,000            1,550,500
 Total                                                                                               5,583,640

 Chemicals - 0.1%
 USA Waste Services
    Sr Nts                              10-01-07                   7.13         4,500,000            4,688,055

 Communications equipment & services - 0.2%
 Facilicom Intl
    Sr Nts                              01-15-08                  10.50         1,000,000            1,022,500
 Iridium LLC/Capital
    Sr Nts                              07-15-05                  11.25         1,600,000(d)         1,640,000
 Jordan Telecommunications Products
    Sr Nts Series B                     08-01-07                   9.88         1,600,000            1,696,000
 Jordan Telecommunications Products
    Zero Coupon Sr Disc Nts Series B    08-01-07                  11.75         2,000,000(f)         1,695,000
 RCN
    Zero Coupon Sr Disc Nts             02-15-08                   9.88         2,400,000(d,f)       1,473,000
 Unifi Communications
    Sr Nts                              03-01-04                  14.00         2,000,000            1,300,000
 Total                                                                                               8,826,500


 Computers & office equipment - 0.3%
 Cooperative Computing
    Sr Sub Nts                          02-01-08                   9.00         2,000,000(d)         1,975,000
 Learning
    Cv Sr Nts                           11-01-00                   5.50        15,000,000           13,462,500
 Total                                                                                              15,437,500


 Electronics - 0.1%
 Prestolite Electric                    02-01-08                   9.63         6,000,000(d)         6,165,000



 Energy - 0.1%
 Forcenergy
    Sr Sub Nts                          11-01-06                   9.50         1,000,000            1,062,500
 Parker & Parsley Petroleum
    Sr Nts                              08-15-07                   8.25         4,200,000            4,712,568
 Total                                                                                               5,775,068


 Energy equipment & services - 0.3%
 DI Inds
    Sr Nts                              07-01-07                   8.88         1,500,000            1,578,750
 Foster Wheeler                         11-15-05                   6.75         6,100,000            6,219,987
 Global Marine                          09-01-07                   7.13         4,500,000(d)         4,661,415
 Total                                                                                              12,460,152


 Financial services - 0.8%
 Arcadia Financial
    Sr Nts                              03-15-07                  11.50         1,575,000            1,567,125
 Associates Corp of North America
    Sr Nts                              10-15-02                   6.38        10,000,000           10,100,299
 Avco Financial Services
    Sr Nts                              07-15-99                   7.25         4,750,000            4,841,058
 Bat-Crave-800                          08-12-00                   6.68         5,000,000(d)         5,047,650
                                        08-12-00                   6.86         3,000,000            3,028,500
 KFW Intl Finance                       02-15-10                   8.00         4,000,000            4,574,480
 Merrill Lynch Mtge Investors Cl D
    Series 1996-C2                      12-21-28                   6.96         7,500,000            7,467,188
 Salomon
    Sr Nts                              01-15-06                   6.75         4,000,000            4,089,960
 Total                                                                                              40,716,260

 Food - 0.1%
 Ameriserve Food
    Company Guaranty                    07-15-07                  10.13         1,750,000            1,890,000
 Ameriserve Food Distributions
    Company Guaranty                    10-15-06                   8.88         1,000,000            1,035,000
 Total                                                                                               2,925,000


 Foreign - 4.7%(e)
 Airplanes GPA Cl D
    (U.S. Dollar) Series 1              03-15-19                  10.88         1,750,000            1,957,043
 APP Finance VI Mauritius
    (U.S. Dollar) Zero Coupon Cv        11-18-12                  11.03       150,000,000(f)        34,500,000
 APP Intl Finance
    (U.S. Dollar)                       10-01-05                  11.75         3,000,000            2,662,500
 Argentina Govt Natl
    (U.S. Dollar)                       09-19-27                   9.75         4,000,000(g)         3,975,000
 Banco General
    (U.S. Dollar)                       08-01-02                   7.70         3,750,000(d)         3,723,338
 Celcaribe
    (U.S. Dollar) Zero Coupon Cv        03-15-04                  13.50         1,450,000(d,h)       2,682,500
 City of Moscow
    (Russian Ruble) Zero Coupon         07-01-98                  22.92         1,672,973(f)         1,556,534
                                        12-31-98                  21.80         3,691,890(f)         3,115,955
    (U.S. Dollar)                       05-31-00                   9.50         5,000,000(d)         4,818,750
 Comp Paranaense De Energ
    (U.S. Dollar)                       05-02-05                   9.75         2,000,000(d)         1,977,500
 Dao Heng Bank
    (U.S. Dollar) Sub Nts               01-24-07                   7.75         8,500,000(d)         7,019,300
 Daya Guna
    (U.S. Dollar) Company Guaranty      06-01-07                  10.00         1,200,000(d)           996,000
 Delphes  2
    (U.S. Dollar)                       05-05-09                   7.75         9,000,000            8,988,750
 Espirito Santo Centrais
    (U.S. Dollar) Sr Nts                07-15-07                  10.00         2,400,000(d)         2,238,000
 Govt of Algeria
    (U.S. Dollar)                       09-04-06                   7.06         2,000,000            1,660,000
    (U.S. Dollar) Zero Coupon           12-31-20                   1.28         1,300,000(f)           781,625
 Govt of Poland
    (U.S. Dollar)                       10-27-24                   6.69         3,000,000            2,932,500
 Govt of Russia
    (U.S. Dollar)                       07-28-00                  10.38         3,000,000            2,580,000


 Greater Beijing
    (U.S. Dollar) Sr Nts                06-15-04                   9.25         6,120,000(d)         4,933,148
                                        06-15-07                   9.50         2,500,000(d)         1,997,050
 Grupo Iusacell
    (U.S. Dollar)                       07-15-04                  10.00         1,250,000            1,303,125
 Grupo Televisa
    (U.S. Dollar) Sr Nts                05-15-06                  11.88         1,250,000            1,443,750
 Guangdong Enterprises
    (U.S. Dollar) Sr Nts                05-22-07                   8.88         4,000,000(d)         3,265,760
 Honam Oil Refinery
    (U.S. Dollar)                       10-15-05                   7.13         5,750,000(d)         4,743,750
 Hutchison Whampo Finance
    (U.S. Dollar) Company Guaranty      08-01-17                   7.45         1,275,000(d)         1,147,092
                                        08-01-27                   7.50         1,250,000(d)         1,094,350
 Hyundai Semiconductor
    (U.S. Dollar) Sr Nts                05-15-07                   8.63         4,000,000(d)         3,145,160
 Imexsa Export Trust
    (U.S. Dollar)                       05-31-03                  10.13         3,000,000(d)         3,135,000
 Israel Electric
    (U.S. Dollar) Sr Nts                12-15-06                   7.25         2,700,000            2,756,808
 Jasmine Submarine Telecom
    (U.S. Dollar) Sr Nts                05-30-11                   8.48         2,841,130(d)         2,290,462
 Korea Electric Power
    (U.S. Dollar)                       12-01-03                   6.38         4,000,000            3,443,000
 MDC Communications
    (U.S. Dollar) Sr Sub Nts            12-01-06                  10.50         1,350,000            1,458,000

 Mexican Cetes
    (Mexican Peso) Zero Coupon          06-04-98                  20.44        17,030,000(f)         2,013,798
 Microcell Telecommunications
    (U.S. Dollar) Zero Coupon Sr Disc Nts10-15-07                 18.05         3,040,000(d,f)       1,281,670
 Ministry Finance Russia
    (U.S. Dollar)                       11-27-01                   9.25         2,050,000(d)         1,978,250
                                        06-26-07                  10.00         5,000,000(d)         4,618,750
 Morgan (JP)
    (U.S. Dollar) Sr Sub Nts Series A   02-15-12                   4.00         5,000,000(e)         4,646,000
 Nationwide CSN Trust
    (U.S. Dollar)                       02-15-25                   9.88         9,000,000(d)        10,807,740
 Netia Holdings
    (U.S. Dollar) Company Guaranty      11-01-07                  10.25         1,600,000(d)         1,622,000
 People's Republic of China
    (U.S. Dollar)                       07-03-01                   7.38         2,000,000            2,037,500
                                        01-15-96                   9.00         2,500,000            2,770,375
 Petrozuata Finance
    (U.S. Dollar)                       04-01-17                   8.22         7,000,000(d)         7,315,210
 Philippine Long Distance Telephone
    (U.S. Dollar)                       03-06-07                   7.85         1,500,000(d)         1,352,475
    (U.S. Dollar) Medium-term Nts Series E 03-06-17                8.35         1,500,000(d)         1,331,010
 Plitt Theatres
    (U.S. Dollar) Sr Sub Nts            06-15-04                  10.88         3,000,000            3,285,000
 Quno Corp
    (U.S. Dollar) Sr Nts                05-15-05                   9.13         2,500,000            2,618,750
 Ras Laffan
    (U.S. Dollar)                       03-15-14                   8.29         6,000,000            6,138,360
 Repap New Brunswick
    (U.S. Dollar) Sr Nts                04-15-05                  10.63         3,000,000            2,955,000
 Republic of Argentina
    (Argentine Peso)                    07-10-02                   8.75         1,000,000(d)           915,000
                                        02-12-07                  11.75         1,000,000            1,057,500
 Republic of Brazil
    (U.S. Dollar)                       04-15-14                   8.00         7,411,690            5,989,572
 Republic of Panama
    (U.S. Dollar)                       02-13-02                   7.88         1,000,000(d)         1,003,490
                                        09-30-27                   8.88         2,000,000            1,981,180
 Rogers Cablesystems
    (Canadian Dollar)                   01-15-14                   6.78         5,000,000            3,725,455
 Rogers Cantel
    (U.S. Dollar)                       06-01-08                   9.38         2,800,000            2,989,000
 Russia Federal Loan Bond               09-27-00                   2.31        30,008,878            3,608,408
 Tatneft Finance
    (U.S. Dollar) Company Guaranty      10-29-02                   9.00         2,600,000(d)         2,255,500
 Texas Utilities Electric
    (U.S. Dollar)                       08-01-07                   7.17         5,000,000            5,221,850
 TU Electric Capital
    (U.S. Dollar) Company Guaranty      01-30-37                   8.18         5,000,000            5,267,250
 United Mexican States
    (U.S. Dollar)                       12-31-19                   6.25         4,000,000            3,365,000
 Venezuela DCB Trust
    (U.S. Dollar)                       12-18-07                   6.75         1,904,762            1,698,810
 Veritas Holdings
    (U.S. Dollar) Sr Nts                12-15-03                   9.63         2,386,000            2,561,968
 Zhuhai Highway
    (U.S. Dollar) Sub Nts               07-01-08                  11.50         5,000,000(d)         4,557,700
 Zurich Capital
    (U.S. Dollar) Company Guaranty      06-01-37                   8.38         3,750,000(d)         4,132,013
 Total                                                                                             231,423,334

 Furniture & appliances - 0.1%
 Interface
    Sr Sub Nts Series B                 11-15-05                   9.50         1,500,000            1,610,625
 Lifestyle Furnishings
    Company Guaranty                    08-01-06                  10.88         2,150,000            2,413,375

 Total                                                                                               4,024,000


 Health care - 0.0%
 Alaris Medical Systems
    Company Guaranty                    12-01-06                   9.75         1,600,000            1,700,000

 Health care services - 0.5%
 Extendicare Health Services            12-15-07                   9.35         2,000,000(d)         2,085,000
 La Petite Holdings
    Sr Nts                              08-01-01                   9.63         2,185,000            2,283,325
 Magellan Health Services
    Sr Sub Nts                          02-15-08                   9.00         2,000,000(d)         2,030,000
 Manor Care
    Sr Nts                              06-15-06                   7.50         6,000,000            6,394,440
 Owens & Minor
    Company Guaranty                    06-01-06                  10.88         1,200,000            1,344,000

 Paracelsus Healthcare
    Sr Sub Nts                          08-15-06                  10.00         1,000,000            1,047,500
 Physician Sales & Service
    Company Guaranty                    10-01-07                   8.50         1,050,000            1,084,125
 Tenet Healthcare
    Sr Nts                              12-01-03                   8.63         2,500,000            2,637,500
    Sr Sub Nts                          03-01-05                  10.13         2,000,000            2,200,000
 Vencor
    Sr Sub Nts                          07-15-07                   8.63         2,500,000            2,775,000
 Total                                                                                              23,880,890

 Household products - 0.1%
 Revlon Consumer Products
    Sr Nts                              02-01-06                   8.13         2,750,000(d)         2,750,000


 Industrial equipment & services - 0.2%
 AGCO
    Sr Sub Nts                          03-15-06                   8.50         2,200,000            2,290,750
 Borg-Warner Security                   03-15-07                   9.63         1,300,000            1,350,375
 Case                                   08-01-05                   7.25         5,000,000            5,226,250
 Total                                                                                               8,867,375


 Insurance - 0.9%
 American United Life Insurance         03-30-26                   7.75         2,500,000(d,j)       2,581,525
 Americo Life
    Sr Sub Nts                          06-01-05                   9.25         1,600,000            1,644,000
 Arkwright CSN Trust                    08-15-26                   9.63         3,000,000(d)         3,626,040
 Conseco Financing Trust
    Company Guaranty                    11-15-26                   8.70         3,800,000            4,241,066
 Executive Risk Capital
    Company Guaranty Series B           02-01-27                   8.68         3,000,000            3,332,940
 Leucadia Natl
    Sr Sub Nts                          10-15-06                   7.88         5,000,000            5,239,350
 Metropolitan Life Insurance            11-01-25                   7.80         6,900,000(d)         7,315,035
 Minnesota Mutual Life                  09-15-25                   8.25         2,700,000(d)         3,105,810
 New England Mutual                     02-15-24                   7.88         2,000,000(d)         2,197,680
 Principal Mutual                       03-01-44                   8.00         2,500,000(d)         2,698,975
 SAFECO Capital
    Company Guaranty                    07-15-37                   8.07         5,000,000            5,280,200
 SunAmerica                             08-30-05                   7.34         5,000,000            5,282,200
 Total                                                                                              46,544,821

 Leisure time & entertainment - 0.4%
 AMC Entertainment
    Sr Sub Nts                          03-15-09                   9.50         2,000,000            2,100,000

 Riviera Holdings
    Company Guaranty                    08-15-04                  10.00         2,250,000(e)         2,317,500
 Time Warner                            02-01-24                   7.57         5,900,000            6,269,576
                                        01-15-28                   6.95         5,000,000            4,894,750
 Trump Atlantic City Assn/Funding
    Company Guaranty                    05-01-06                  11.25         1,000,000            1,036,250
 United Artists Theatres
    Series 1995A                        07-01-15                   9.30         1,929,378            1,987,260
 Venetian Casino/LV Sands
    Mtge                                11-15-04                  12.25         2,410,000(d)         2,452,175
 Total                                                                                              21,057,511


 Media - 1.5%
 Adelphia Communications
    Sr Nts                              02-01-08                   8.38         3,000,000            3,000,000
 Antenna TV                             08-01-07                   9.00         3,000,000            3,063,750
 Cablevision Systems
    Sr Sub Nts                          11-01-05                   9.25         2,000,000            2,145,000
 Cox Communications                     11-15-15                   7.25         5,000,000            5,239,350
                                        06-15-25                   7.63         5,000,000            5,415,950
 Lamar Advertising
    Company Guaranty                    12-01-06                   9.63         1,100,000            1,200,375

 News America Holdings                  03-01-00                   7.50         4,000,000            4,110,280
 Outdoor Systems
    Company Guaranty                    10-15-06                   9.38         2,500,000            2,687,500
 TCI Communications                     08-01-15                   8.75        20,000,000           23,288,000
 Tele-Communications                    02-15-23                   8.75         3,500,000            3,773,490
 Time Warner Entertainment
    Sr Nts                              07-15-33                   8.38        10,000,000           11,583,500
 Viacom
    Sub Deb                             07-07-06                   8.00         4,000,000            4,090,000
 Viacom Intl                            07-01-03                   7.00         2,000,000            1,959,880
 Total                                                                                              71,557,075

 Miscellaneous - 1.6%
 Adams Outdoor Advertising
    Sr Nts                              03-15-06                  10.75         2,000,000            2,225,000
 American General Institute Capital
    Company Guaranty Series A           12-01-45                   7.57        14,350,000(d)        14,880,663

 Bayou Steel
    1st Mtge                            03-01-01                  10.25         2,750,000            2,835,938
 Bistro Trust                           12-31-02                   9.50         5,000,000(d)         5,009,500
                                        12-31-02                   9.50         7,000,000(d)         7,013,300
 BTI Telecommunications
    Sr Nts                              09-15-07                  10.50         2,200,000            2,387,000
 Coty
    Sr Sub Nts                          05-01-05                  10.25         1,500,000            1,601,250
 DTI Holdings                           03-01-08                  12.50         4,760,000(d)         2,594,200
 ESI Tractebel Acquisitions             12-30-11                   7.99         1,250,000            1,254,688
 First Empire Capital
    Company Guaranty                    02-01-27                   8.23         4,000,000            4,309,440
 Grant Geophysical
    Sr Nts                              02-15-08                   9.75         1,925,000            1,915,375
 Hyperion Telecommunications
    Sr Nts Series B                     09-01-04                  12.25         1,500,000            1,706,250
 M & I Capital Trust A
    Company Guaranty                    12-01-26                   7.65         5,700,000            5,923,440
 MSX Intl
    Sr Sub Nts                          01-15-08                  11.38         1,485,000            1,536,975
 Nationwide Credit
    Sr Nts                              01-15-08                  10.25         1,000,000(d)         1,032,500
 Norcal Waste Systems
    Company Guaranty Series B           11-15-05                  13.50         2,000,000            2,327,500
 Oshkosh Truck                          03-01-08                   8.75         3,000,000(d)         3,030,000
 Outsourcing Solutions
    Sr Sub Nts Series B                 11-01-06                  11.00         1,125,000            1,240,313
 Packaged Ice
    Sr Nt                               02-01-05                   9.75         3,400,000(d)         3,485,000
 SC Intl                                09-01-07                   9.25         2,000,000            2,100,000
 SFX Entertainment
    Sr Sub Nts                          02-01-08                   9.13         2,400,000            2,400,000
 Stellex Inds
    Sr Sub Nts                          11-01-07                   9.50         2,000,000(d)         2,055,000
 Vesta Capital                          01-15-27                   8.53         5,000,000(d)         5,639,850
 Total                                                                                              78,503,182

 Multi-industry conglomerates - 0.4%
 American Banknote                      12-01-07                  11.25         2,000,000            2,030,000
 Crane                                  06-15-99                   7.25         2,000,000            2,032,840
 Pierce Leahy
    Sr Sub Nts                          07-15-06                  11.13           812,000(d)           931,770
 Prime Succession
    Sr Sub Nts                          08-15-04                  10.75         1,275,000            1,405,688
 USI American Holdings
    Sr Nts Series B                     12-01-06                   7.25         3,350,000            3,394,823
 Westinghouse Electric                  06-01-01                   8.88         9,750,000           10,377,412
 Total                                                                                              20,172,533


 Paper & packaging - 0.3%
 Gaylord Container
    Sr Nts                              06-15-07                   9.38         3,250,000(d)         3,209,375
                                        06-15-07                   9.75         1,750,000            1,767,500
 Graham Packaging/GPC Capital
    Sr Sub Nts                          01-15-08                   8.75         2,000,000            2,040,000
 Owens-Illinois
    Sr Nts                              05-15-07                   8.10         4,350,000            4,642,407
 Riverwood Intl
    Company Guaranty                    04-01-06                  10.25         2,000,000            2,070,000
 Silgan Holdings                        06-01-09                   9.00         1,650,000            1,720,125
 Tekni-Plex
    Sr Sub Nts                          03-01-08                   9.25         1,375,000            1,392,188
 Total                                                                                              16,841,595


 Retail - 0.5%
 Maxim Group
    Company Guaranty Series B           10-15-07                   9.25         2,500,000            2,531,250
 Pep Boys-Manny, Moe & Jack             06-01-05                   7.00         4,200,000            4,341,204
 Pueblo Xtra Intl
    Sr Nts                              08-01-03                   9.50         1,000,000              942,500
 U.S. Office Products                   05-15-03                   5.50        16,000,000           13,760,000
 Wal-Mart CRAVE Trust                   07-17-06                   7.00         4,480,753(d)         4,607,065
 Total                                                                                              26,182,019

 Textiles & apparel - 0.1%
 Galey & Lord
    Sr Sub Nts                          03-01-08                   9.13         3,000,000(d)         3,015,000
 Loomis Fargo                           01-15-04                  10.00           500,000              502,500
 Total                                                                                               3,517,500

 Transportation - 0.2%
 Atlas Air                              01-02-10                   8.01        10,000,000           10,002,800



 Utilities -- electric - 1.6%
 AES
    Sr Sub Nts                          11-01-07                   8.50         2,500,000            2,581,250
 Alabama Power
    1st Mtge                            12-01-24                   9.00         2,200,000            2,438,128
 Arizona Public Service                 12-30-15                   8.00         3,600,000            3,974,076
 CalEnergy
    Sr Nts                              09-15-06                   9.50         1,325,000            1,437,625
 Cleveland Electric Illuminating        07-01-04                   7.67         6,500,000            6,695,000
    1st Mtge Series B                   05-15-05                   9.50         7,000,000            7,832,369
 CMS Energy
    Sr Nts                              05-15-02                   8.13         5,000,000            5,153,200
                                        11-15-04                   7.63         2,500,000            2,526,250
 Connecticut Light & Power
    1st Mtge Series C                   06-01-02                   7.75         5,000,000            5,087,200
 El Paso Electric
    1st Mtge Series D                   02-01-06                   8.90         2,750,000            3,062,813
 First PV Funding
    Series 1986B                        01-15-16                  10.15         1,121,000            1,188,260
 Jersey Central Power & Light
    1st Mtge                            11-01-25                   6.75         7,200,000            6,971,760
 Long Island Lighting
    Gen Ref Mtge                        05-01-21                   9.75         2,500,000            2,544,525
 Niagara Mohawk Power
    1st Mtge                            05-15-06                   7.75         5,500,000            5,826,920
 Public Services Electric & Gas
    1st & Ref Mtge                      01-01-16                   6.75         2,600,000            2,637,466
 Salton Sea Funding
    Series C                            05-30-10                   7.84         1,325,000            1,408,753
 Sithe Independence Funding
    Series A                            12-30-13                   9.00         1,500,000            1,764,300
 Texas Utilities Electric               04-01-98                   5.88         5,000,000            4,999,550
 Virginia Electric & Power              02-01-07                   6.75         5,000,000            5,123,850
 Western Massachusetts Electric
    1st Mtge Series B                   07-01-01                   7.38         2,750,000            2,769,223
 Wisconsin Electric Power               12-01-95                   6.88         2,800,000            2,847,152
 Total                                                                                              78,869,670


 Utilities -- gas - 0.1%
 Columbia Gas System

    Series E                            11-28-10                   7.32         7,000,000            7,240,520

 Utilities -- telephone - 0.4%
 360 Communications                     04-01-09                   7.60         3,000,000            3,196,410
 Geotek Communications
    Cv Sr Sub Nts                       02-15-01                  12.00         1,655,000(d,j)       1,158,500
 Intermedia Communications
    Sr Nts                              11-01-07                   8.88         1,000,000(d)         1,057,500
 Metrocall
    Sr Sub Nts                          11-01-07                   9.75         1,000,000(d)         1,010,000
 Primus Telecommunications Group
    Sr Nts                              08-01-04                  11.75         2,300,000            2,564,500
 U S WEST Communications                11-10-26                   7.20         5,000,000            5,054,000
 WorldCom                               04-01-07                   7.75         4,000,000            4,324,160
    Sr Nts                              01-15-04                   9.38         2,614,000            2,803,513
 Total                                                                                              21,168,583


 Total bonds
 (Cost: $1,650,542,381)                                                                         $1,691,339,158


Short-term securities - 1.9%

Issuer                                  Maturity         Annualized           Amount             Value(a)
                                            date           yield on       payable at
                                                            date of         maturity
                                                           purchase

U.S. government agencies - 0.3%
 Federal Home Loan Mtge Corp Disc Nts   03-18-98              5.42%       $1,600,000           $1,595,680
                                        03-20-98              5.44        10,000,000            9,969,833
                                        03-20-98              5.46         2,400,000            2,392,733
 Total                                                                                         13,958,246

Certificate of deposit - 0.6%
 ABN Amro Yankee                        04-21-98              6.22        30,000,000           29,992,563


 Commercial paper - 1.0%
 Bell Atlantic                          03-17-98              5.51         5,800,000            5,784,991
 Ciesco LP                              04-20-98              5.54         4,500,000            4,464,937
 Commerzbank U.S. Finance               03-13-98              5.50         4,200,000            4,191,689
 Michigan Consolidated Gas              03-17-98              5.51         5,200,000            5,186,519
 NBD Bank Canada                        03-10-98              5.52         9,600,000            9,585,333
 Paccar Financial                       03-03-98              5.50         9,000,000            8,995,890
 Xerox Credit                           03-10-98              5.49        10,000,000            9,984,806
 Total                                                                                         48,194,165

 Total short-term securities
 (Cost: $92,151,188)                                                                          $92,144,974
Total investments in securities
 (Cost: $3,854,346,218)(m)                                                                 $4,977,747,514


See accompanying notes to investments in securities.



 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

(d)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) Security is partially or fully on loan. See Note 5 to the financial statements.

(f) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(g) This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until payment of a previous series within the trust have been paid off. Interest is accrued at an effective yield.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 28, 1998.

(i) Pay-in-kind securities are securities in which the issuer has the option to make interest payments in cash or in additional securities. The securities issued as interest usually have the same terms, including maturity date, as the pay-in-kind securities.

(j) Identifies issues considered to be illiquid as to their  marketability  (see
Note 1 to the financial statements). Information concerning such security holdings at Feb. 28, 1998, is as follows:


Security                             Acquisition               Purchase
                                            date                   cost

American United Life Insurance*
     7.75% 2026                         02-13-96             $2,500,000
Geotek Telecommunications
     12% Cv Sr Sub Nts 2001             03-04-96              2,000,000
Century Business Services               02-04-98              9,937,500


*Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.


(k) Negligible market value.

(l) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(m) At Feb. 28, 1998, the cost of securities for federal income tax purposes was approximately $3,851,760,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:


Unrealized appreciation......................................$1,169,366,000
Unrealized depreciation.........................................(43,378,000)
Net unrealized appreciation..................................$1,125,988,000

      Investments in securities


      Retirement Annuity Mutual Funds
      Moneyshare Fund
      Feb. 28, 1998 (Unaudited)

                                                    (Percentages represent
                                                      value of investments
                                                    compared to net assets)


Issuer      Annualized          Amount     Value(a)
              yield on      payable at
               date of        maturity
              purchase

 Certificates of deposit - 1.0%
 ABN Amro Yankee
    05-15-98       6.08%    $1,000,000     $999,960
 Bank of New York
      03-03-98     5.83      3,000,000    2,999,993

 Total certificates of deposit
 (Cost: $3,999,953)                      $3,999,953


 Commercial paper - 79.9%

 Automotive & related - 8.3%
 Daimler-Benz
      05-07-98     5.52      5,800,000    5,740,183
      05-08-98     5.53      5,000,000    4,947,579
 Ford Motor Credit
      03-06-98     5.57      7,000,000    6,993,560
      04-09-98     5.55      9,300,000    9,243,373
 Toyota Motor Credit
      03-25-98     5.51      5,000,000    4,980,938
 Total                                   31,905,633


Banks and savings & loans - 11.7%
 Bank of America
      10-22-98     6.00      2,000,000    1,999,382
      02-26-99     5.67      1,000,000      999,619
 BBV Finance (Delaware)
      04-07-98     5.56     10,900,000   10,836,835
      04-08-98     5.49      6,200,000    6,163,596
 First Bank Minneapolis
      03-06-98     5.30      2,000,000(c) 1,999,987
 Harris Trust
      03-05-98     5.50     12,300,000   12,299,999
 Morgan Guaranty
      06-22-98     6.01      2,000,000    1,999,791
 Societe Generale North America
      03-16-98     5.48      8,600,000    8,579,245
 Total                                   44,878,454


Commercial finance - 7.9%
 CAFCO
      03-19-98     5.50      5,000,000(b) 4,985,592
      03-23-98     5.52      6,900,000(b) 6,875,930
 Ciesco LP
      03-12-98     5.50     10,000,000(b) 9,981,800
 New Center Asset Trust
      04-13-98     5.50      8,500,000    8,443,588
 Total                                   30,286,910

 Financial services - 23.8%
 Associates Corp North America
      03-03-98     5.50      6,000,000    5,997,265
      03-12-98     5.54      4,700,000    4,691,368

 Avco Financial Services
      05-14-98     5.53%    $2,200,000   $2,175,021
 Beneficial
      03-02-98     5.49      6,800,000    6,797,937
      03-05-98     5.50      6,000,000    5,995,442
 CIT Group Holdings
      03-27-98     5.63      6,200,000    6,174,146
 Commercial Credit
      03-13-98     5.51     15,000,000   14,970,425
 Goldman Sachs Group
      04-06-98     5.53      3,000,000    2,983,165
      04-09-98     5.64     15,900,000   15,801,773
 Household Finance
      03-11-98     5.51     10,400,000   10,382,586
 Intl Lease Finance
      04-02-98     5.52      2,700,000    2,686,437
 Merrill Lynch
      05-26-98     5.59      2,000,000(c) 2,000,000
      11-27-98     5.58      2,000,000(c) 2,000,000
      01-19-99     5.57      1,000,000(c) 1,000,000
      01-25-99     5.58      2,000,000(c) 2,000,000
 Morgan Stanley, Dean Witter, Discover & Co
      05-06-98     5.53      4,900,000    4,850,117
 Natl Rural Utilities Cooperative
      05-12-98     5.56      1,700,000    1,681,040
 Total                                   92,186,722


 Health care - 0.9%
 Glaxo Wellcome PLC
      03-04-98     5.50      3,300,000(b) 3,297,983

 Household products - 2.2%
 Clorox
      04-17-98     5.49      8,500,000    8,438,573

 Industrial equipment & services - 1.2%
 ABB Treasury Center USA
      03-25-98     5.51      4,700,000(b) 4,682,081

 Insurance - 4.8%
 American General
      03-03-98     5.50      5,000,000    4,997,721
      03-13-98     5.50      5,000,000    4,990,142
 American General Finance
      03-11-98     5.53      8,500,000    8,485,715
 Total                                   18,473,578

 Metals - 5.0%
 BHP Finance
      03-04-98     5.50     13,300,000   13,291,916
      05-12-98     5.54      6,000,000    5,933,327
 Total                                   19,225,243

 Miscellaneous - 3.1%
 Delaware Funding
      04-07-98     5.53%    $3,900,000(b)$3,877,441
 Natl Australia Funding (Delaware)
      04-15-98     5.50      8,000,000    7,944,493
 Total                                   11,821,934


 Multi-industry conglomerates - 5.4%
 BOC Group
      03-02-98     5.83     10,000,000    9,996,800
 General Electric
      03-20-98     5.53      2,700,000    2,691,750
 General Electric Capital
      03-05-98     5.50      5,000,000    4,996,201
      05-12-98     5.53      3,000,000    2,966,785
 Total                                   20,651,536

 Utilities -- telephone - 5.6%
 Bell Atlantic Finance
      03-09-98     5.54     10,000,000    9,986,225
 SBC Communications Capital
      04-21-98     5.53     11,500,000(b)11,408,806
 Total                                   21,395,031


 Total commercial paper
 (Cost: $307,243,678)                  $307,243,678


 Letters of credit - 19.6%
 ABN Amro-
 US Prime Property
      03-31-98     5.50      4,000,000    3,981,056
 Bank of New York-
 River Fuel Trust  2
      04-14-98     5.53      5,000,000(b) 4,965,812
 Canadian Imperial Bank-
 Commed Fuel
      04-24-98     5.49      3,600,000    3,569,805
 Credit Agricole-
 Louis Dreyfus II
      04-06-98     5.53     10,000,000    9,943,164
 Dresdner Bank-
 Contifinancial
      03-03-98     5.52     10,000,000    9,995,417
      03-13-98     5.52      8,000,000    7,984,053
 First Bank -
 Midwest Commercial Paper
      04-03-98     5.57      4,500,000    4,476,455
 First Chicago-
 Commed Fuel
      04-16-98     5.54      3,100,000    3,077,821
 Societe Generale-
 Nafinsa
      04-17-98     5.65      5,000,000    4,962,333
 Union Bank of Switzerland-
 River Fuel Trust  3
      04-14-98     5.50     12,900,000(b)12,812,442
 Westpac Banking-
 US Prime
      03-09-98     5.48     10,000,000    9,986,300
 Total                                   75,754,658

 Total letters of credit
 (Cost: $75,754,658)                    $75,754,658


 Total investments in securities
 (Cost $386,998,289)(d)                $386,998,289


See accompanying notes to investments in securities.



 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(c) Interest rate varies to reflect current market conditions; rate shown is the effective rate on Feb. 28, 1998.

(d) Also represents the cost of securities for federal income tax purposes at Feb. 28, 1998.

      Investments in securities


      Retirement Annuity Mutual Funds
      International Equity Fund
      Feb. 28, 1998 (Unaudited)


                                                    (Percentages represent
                                                      value of investments
                                                    compared to net assets)

 Common stocks - 93.4%
Issuer                        Shares      Value(a)

 Argentina - 0.5%

 Utilities -- telephone - 0.5%
 Telefonica de Argentina
    ADR                      309,000(c) $11,124,000

 Australia - 2.4%

 Banks and savings & loans - 1.5%
 Westpac Banking           4,592,000     31,757,280


 Metals - 0.3%
 MIM Holdings             11,469,709      6,389,396


 Multi-industry conglomerates - 0.4%
 Pacific Dunlop            4,363,000(b)   7,706,411


            Paper & packaging - 0.2%
 Amcor                       925,000      4,028,036


 Brazil - 0.8%

 Energy - 0.4%
 Petroleo Brasileiro ADR     425,000(c)   9,626,974


 Utilities -- electric - 0.4%
 Centrais Eletricas Brasileiras 366,000(c)8,225,774


 Canada - 6.7%

 Airlines - 0.2%
 Air Canada                  406,300(b)   3,723,858


 Banks and savings & loans - 1.7%
 Toronto-Dominion Bank       861,500     36,423,992


 Communications equipment & services - 1.9%
 Newbridge Networks          214,600(b)   5,026,449
 Northern Telecom            676,000(c)  36,039,250
 Total                                   41,065,699


 Energy - 1.9%
 Canadian Occidental         441,000      8,796,151
    Petroleum
 Petro-Canada              1,743,000     32,317,449
 Total                                   41,113,600


 Multi-industry conglomerates - 1.0%
 Bombardier Cl B             988,800     21,250,301


 Chile - 0.2%

 Utilities -- telephone - 0.2%
 Cia de Telecomunicaciones
    de Chile ADR             150,000(c)   4,106,250

 France - 12.4%

 Automotive & related - 1.4%
 Michelin Cl B               481,996     29,867,273


 Banks and savings & loans - 3.3%
 Banque Natl de Paris      1,158,031     70,045,268



 Energy - 1.7%
 TOTAL Cl B                  338,807     37,199,716


 Household products - 4.1%
 Rhone-Poulenc Cl A        1,902,794(b)  87,758,710


 Leisure time & entertainment - 1.9%
 Accor178,153             41,170,795


 Germany - 8.1%

 Banks and savings & loans - 2.9%
 Bayerische Vereinsbank      980,990(c)  61,141,400


 Chemicals - 1.9%
 Henkel KGaA                 643,000     41,598,072


 Industrial equipment - 0.5%
 Mannesmann                   16,900     10,142,326


 Metals - 1.0%
 SGL Carbon                  185,000     21,899,518


 Textiles & apparel - 1.8%
 Adidas                      250,139     39,113,270


 Hong Kong - 2.1%

 Communications equipment & services - 0.5%
 China Telecom             6,300,000(b)  11,432,352


 Financial services - 1.1%
 Cheung Kong Holdings      1,700,000     11,911,526
 Sun Hung Kai Properties   1,650,000     12,360,348
 Total                                   24,271,874


 Utilities -- telephone - 0.5%
 Hong Kong
      Telecommunications
                           5,100,000    $10,736,841


 Italy - 11.4%

 Banks and savings & loans - 7.2%

 Banca Intesa           10,662,896(c)    48,888,003
 Credito Italiano         12,552,100(c)  48,244,888
 Instituto Bancario
    San Paolo di Torino    4,893,774(c)  57,496,505
 Total                                  154,629,396


 Utilities -- telephone - 4.2%
 Telecom Italia           16,680,400(c)  90,643,094


 Japan - 8.1%

 Banks and savings & loans - 1.0%
 Sakura Bank               5,370,000(c)  22,471,646


 Computers & office equipment - 1.0%
 Fujitsu                   1,840,000     20,707,746


 Electronics - 3.5%
 Fujikura                  2,290,000(c)  16,134,811
 NEC  1,930,000           21,567,663
 Rohm 226,000             22,389,538
 Tokyo Electron              435,000     15,652,070
 Total                                   75,744,082


 Financial services - 1.2%
 Sumitomo Realty
    & Development          3,733,000     24,704,218

 Media - 1.4%
 Sony                        330,000     29,815,732


 Malaysia - 0.1%

 Energy - 0.1%
 Petronas Gas Berhad         598,000      1,658,224


 Mexico - 1.6%

 Beverages & tobacco - 1.2%
 Coca-Cola Femsa ADR         494,400      9,455,400
 Fomento Economico
    Mexicano Cl B          1,225,000      9,121,959
 Panamerican Beverages
    Cl A                     180,000      6,558,750
 Total                                   25,136,109

 Financial services - 0.4%
 Grupo Financiero
   Bancomer Cl B          13,435,800(b)  $7,783,386


 Netherlands - 10.7%

 Chemicals - 0.5%
 Akzo Nobel                   50,886     10,326,137


 Computers & office equipment - 0.9%
 Baan                        430,302(b,c)19,448,797


 Household products - 1.7%
 Unilever                  3,999,892     36,563,317


 Industrial equipment - 2.1%
 Philips Electronics         590,833     45,902,835


 Insurance - 3.5%
 ING Groep                 1,417,657     75,020,033


 Retail - 2.0%
 Vendex Intl                 687,620     43,309,090


 Russia - 0.9%

 Energy - 0.4%
 Lukoil Holding ADR          125,000(c)   9,054,012


 Utilities -- electric - 0.5%
 Mosenergo ADR               275,000(b)  10,587,500


 Singapore - 1.1%

 Banks and savings & loans - 0.8%
 Oversea-Chinese Banking   1,236,000      7,360,321
 United Overseas Bank      1,685,000(b)   9,150,261
 Total                                   16,510,582


 Building materials & construction - 0.3%
 Singapore Technologies
    Engineering            5,746,000(b)   5,673,307

 Financial services - 0.0%
 City Developments           179,000        811,879


 South Korea - 0.6%

 Electronics - 0.6%
 Samsung Electronics         204,000(b)  11,805,266


 Spain - 2.1%

 Banks and savings & loans - 2.1%
 Argentaria                  602,753(b)  44,924,228


 Sweden - 2.0%

 Banks and savings & loans - 0.9%
 Nordbanken Holding        3,183,828(c)  20,077,586


 Communications equipment & services - 1.1%
 Ericsson (LM) Cl B          501,515     22,795,851


 Switzerland - 7.9%

 Banks and savings & loans - 4.1%
 Credit Suisse Group         188,892     34,098,351
 Schweizer Bankgesellschaft   34,473(b)  53,682,069
 Total                                   87,780,420


 Health care - 3.8%
 Novartis                     44,345     80,866,190


 Taiwan - 0.5%

 Chemicals - 0.2%
 Nan Ya Plastics           1,971,360      3,875,059


 Electronics - 0.3%
 Compal Electronics        1,340,000(b)   5,686,114


 United Kingdom - 13.2%

 Airlines - 1.0%
 British Airways ADR       2,170,943     20,532,753


 Banks and savings & loans - 1.3%
 Barclays                    963,466     28,804,544

 Chemicals - 1.3%
 Imperial Chemical Inds    1,556,692     28,164,960


 Energy - 1.2%
 Shell Transport & Trading 3,716,828     26,571,804


            Financial services - 1.8%
 General Electric          5,885,592(b)  38,733,558


 Health care - 1.5%
 SmithKline Beecham        2,629,277     32,983,751


 Retail - 2.5%
 Great Universal Stores    4,172,385     53,269,048


 Utilities -- gas - 1.6%
 BG                        6,969,518(b)  34,880,688


 Utilities -- telephone - 1.0%
 Vodafone Group            2,313,600(b)  20,625,073


 Total common stocks
 (Cost: $1,653,548,796)              $2,001,797,001


 Other - 1.0%
Issuer                        Shares       Value(a)
Rhone-Poulenc
    Warrants                 404,814     $1,706,688
Banca Intesa
    Warrants              10,662,896      9,336,144
Banque Natl de Paris
    Warrants                 347,900      9,366,540


Total other
 (Cost: $4,281,689)                     $20,409,372


Short-term securities - 17.1%

Issuer      Annualized          Amount     Value(a)
              yield on      payable at
               date of        maturity
              purchase

 U.S. government agencies - 1.0%
 Federal Natl Mtge Assn Disc Nt
      03-18-98     5.43%    $2,100,000   $2,094,319
 Federal Home Loan Mtge Corp Disc Nts
      03-12-98     5.43     10,500,000   10,481,065
      03-27-98     5.44      9,500,000    9,461,383
 Total                                   22,036,767

Commercial paper - 14.5%
 Associates Corp North America
      03-26-98     5.50     16,300,000   16,235,489
 Bell Atlantic
      03-02-98     5.53      7,000,000    6,997,853
      03-11-98     5.53     10,000,000    9,983,133
 BellSouth Telecommunications
      04-08-98     5.58     15,000,000   14,909,813
 BOC Group
    03-13-98       5.52      4,400,000    4,391,261
 Commerzbank U.S. Finance
      03-13-98     5.50     15,400,000   15,369,525
 Daimler-Benz
      04-23-98     5.52      5,000,000    4,958,900
 Delaware Funding
      03-25-98     5.52     11,600,000(d)11,555,775
 Deutsche Bank Financial
      03-19-98     5.52     10,000,000    9,970,972
      03-23-98     5.52     13,300,000   13,253,265
 Dresdner U.S. Finance
      03-02-98     5.50      9,000,000    8,997,255
 Emerson Electric
      04-13-98     5.56      8,900,000    8,839,846
 Fleet Funding
      04-17-98     5.57     12,800,000(d)12,705,621
 Household Finance
      04-06-98     5.57     10,000,000    9,943,061
 Kredietbank North America Finance
      04-27-98     5.52      8,600,000    8,520,834
 Morgan Stanley, Dean Witter, Discover & Co
      03-06-98     5.50      7,000,000    6,993,618
 Motorola
      03-26-98     5.58      8,900,000    8,864,262
 Natl Australia Funding (Delaware)
      04-02-98     5.51      3,600,000    3,581,916
 Natl Rural Utilities
      03-06-98     5.53      5,200,000    5,195,233

 NBD Bank Canada
      03-10-98     5.52      5,900,000    5,890,986
      03-11-98     5.52     12,000,000   11,979,833
 Paccar Financial
      03-26-98     5.55      8,100,000    8,067,649
 Pacific Life Insurance
      03-12-98     5.51     15,400,000   15,371,819
 Pfizer
      03-09-98     5.53      8,100,000(d) 8,088,863
 Reed Elsevier
      04-02-98     5.56     10,000,000(d) 9,949,217
 SBC Communications Capital
      04-23-98     5.53     13,000,000(d)12,892,945
 Societe Generale North America
      03-17-98     5.50     10,400,000   10,367,977
 Toyota Motor Credit
      03-02-98     5.49     13,900,000   13,895,776
 UBS Finance (Delaware)
      03-09-98     5.51     10,000,000    9,986,275
 Xerox Credit
      04-01-98     5.51      7,100,000    7,065,415
      04-09-98     5.52     15,000,000   14,908,500
 Total                                  309,732,887

 Letters of credit - 1.6%
 Bank of America-
 AES Hawaii
      03-06-98     5.52      8,200,000    8,192,483
      04-03-98     5.51     10,100,000   10,047,727
 First Chicago-
 Commed Fuel
      03-11-98     5.51     15,000,000   14,974,883
 Student Loan Marketing Assn-
 Nebraska Higher Education
      03-13-98     5.52        317,000      316,370
 Total                                   33,531,463


 Total short-term securities
 (Cost: $365,309,682)                  $365,301,117


 Total investments in securities
 (Cost: $2,023,140,167)(e)           $2,387,507,490



See accompanying notes to investments in securities.



 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Security is partially or fully on loan. See Note 5 to the financial statements.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) At Feb. 28, 1998, the cost of securities for federal income tax purposes was approximately $2,023,140,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.................................$423,923,000
Unrealized depreciation..................................(59,556,000)
Net unrealized appreciation.............................$364,367,000

      Investments in securities


      Retirement Annuity Mutual Funds
      Aggressive Growth Fund
      Feb. 28, 1998 (Unaudited)

                                                    (Percentages represent
                                                      value of investments
                                                    compared to net assets)


 Common stocks - 88.2%
Issuer                        Shares      Value(a)

 Aerospace & defense - 0.9%
 Hexcel                      425,100(b) $11,185,444
 Howmet Intl                 750,000(b)  13,500,000
 Total                                   24,685,444


 Airlines - 0.9%

 Comair Holdings             450,000     11,981,250
 Northwest Airlines Cl A     200,000(b)  11,775,000
 Total                                   23,756,250


 Automotive & related - 0.2%
 Dollar Thrifty Automotive
    Group                    220,000(b)   4,400,000

 Banks and savings & loans - 1.8%
 Franchise Mtge Acceptance   400,000(b)   7,200,000
 LINC Capital                125,000(b)   2,187,500
 TCF Financial               660,000     21,821,250
 Washington Mutual           260,000     17,452,500
 Total                                   48,661,250


 Building materials & construction - 1.8%
 Lennar                      500,000     13,968,750
 Toll Brothers               400,000(b)  12,000,000
 Tyco Intl                   440,000     22,330,000
 Total                                   48,298,750

 Chemicals - 0.6%
 Crompton & Knowles          520,000     15,665,000


 Commercial finance - 0.7%
 Finova Group                319,900     17,594,500


 Communications equipment & services - 2.4%
 ADC Telecommunications      625,000(b)  16,132,813
 Advanced Fibre
    Communications           500,000(b)  14,968,750
 ANTEC                       170,000(b)   2,008,125
 Ascend Communications       310,000(b)  11,605,625
 IDT                          97,800(b)   3,386,325
 P-COM                       750,000(b)  15,187,500
 Total                                   63,289,138

 Computers & office equipment - 16.5%
 American Management
    Systems                  600,000(b)  15,675,000
 Bay Networks                297,400(b)  10,074,425
 BEA Systems                 510,000(b)  13,706,250
 BMC Software                190,000(b)  14,535,000
 Cambridge Technology
    Partners                 420,000(b)  19,110,000
 Cisco Systems               225,000(b)  14,821,875
 Comdisco                    300,000     12,506,250
 Computer Sciences           135,000(b)  14,132,813
 Computer Task Group         450,000     18,365,625
 Compuware                   415,000(b)  17,481,875
 DAOU Systems                465,000(b)  12,264,375
 Fiserv                      330,000(b)  18,067,500
 GeoTel Communications       250,000(b)   5,718,750
 Information Advantage       290,000(b)   2,265,625
 Intuit                      275,000(b)  12,787,500
 Legato Systems              340,000(b)  16,660,000
 Metzler Group               206,150(b)   8,812,913
 Network Associates          450,000(b)  29,081,249
 PeopleSoft                  360,000(b)  16,087,500
 Pervasive Software          400,000(b)   4,450,000

 Platinum Software         425,000(b)     8,075,000
 Platinum Technology         600,000(b)  15,225,000
 Policy Management
    Systems                  250,000(b)  18,093,750
 Renaissance Worldwide       325,000(b)  19,296,875
 Safeguard Scientifics       117,100(b)   4,215,600
 Secure Computing            650,000(b)   7,475,000
 Sterling Commerce           410,000(b)  18,706,250
 Storage Technology          250,000(b)  17,062,500
 Technology Solutions        600,000(b)  19,499,999
 Transition Systems          130,000(b)   2,535,000
 Viasoft                     240,000(b)   6,480,000
 Whittman-Hart               400,000(b)  13,200,000
 Xylan                       625,000(b,e)15,078,125
 Total                                  441,547,624

 Electronics - 2.1%
 CIENA                       330,000(b)  13,839,375
 Maxim Integrated Products   300,000(b)  12,112,500
 Sawtek                      300,000(b)   7,687,500
 Transcrypt Intl             660,000(b,d)11,055,000
 Uniphase                    300,000(b)  12,018,750
 Total                                   56,713,125

 Energy - 0.6%
 Anadarko Petroleum          230,600     14,873,700


 Energy equipment & services - 0.4%
 Tidewater                   225,000     10,012,500


 Financial services - 4.1%
 Allmerica Financial         225,000     13,837,500
 Apartment Investment
    & Management             200,000      7,287,500
 Associates First Capital Cl A300,000    24,000,000
 Boston Properties           350,000     11,900,000
 Glenborough Realty Trust    350,000      9,975,000
 H&R Block                   450,000     21,178,125
 Providian Financial         235,700(b)  13,375,975
 Vornado Realty Trust        186,000      7,893,375
 Total                                  109,447,475

 Food - 1.8%
 American Italian Pasta Cl A 300,000(b)   8,981,250
 Hormel Foods                250,000      9,281,250
 JP Foodservice              425,000(b)  14,051,563
 Suiza Foods                 250,000(b)  16,203,125
 Total                                   48,517,188


 Foreign - 4.8%(g)
 ACE                         100,000      9,887,500
 BioChem Pharma              550,000(b)  12,340,625
 Check Point Software
    Technologies             538,000(b)  20,746,625
 Elan ADR                    400,000(b,e)24,825,000
 EXEL                        225,000     14,892,188
 Petroleum Geo-Services ADR  224,700(b)  12,751,725
 Steiner Leisure             660,000(b,d)26,400,000
 Tefron                      230,000(b)   5,261,250
 Total                                  127,104,913

 Furniture & appliances - 2.0%
 Chicago Miniature Lamp      170,000(b)   7,947,500
 Ethan Allen Interiors       125,000      6,968,750
 Leggett & Platt             500,000     25,093,749
 Sunbeam                     350,000     14,481,250
 Total                                   54,491,249


 Health care - 5.1%
 Arterial Vascular Engineering225,000(b) 18,421,875
 ChiRex                      450,000(b)   6,918,750
 Dura Pharmaceuticals        500,000(b)  12,562,500
 ESC Medical Systems         250,000(b)   8,531,250
 Guidant                     450,000     32,821,875
 Protein Design Labs         225,000(b)   9,675,000
 Respironics                 350,000(b)   9,493,750
 Sofamor Danek Group         150,000(b)  11,287,500
 Watson Pharmaceuticals      700,000(b)  25,112,500
 Total                                  134,825,000

 Health care services - 4.7%
 HBO & Co                  1,458,000     78,914,250
 Health Management
    Associates Cl A          900,000(b)  25,031,250
 Health Management Systems   290,000(b)   3,135,625
 Province Healthcare          75,000(b)   1,556,250
 Shared Medical Systems      220,000     16,816,250
 Total                                  125,453,625


 Industrial equipment & services - 0.7%
 JLG Inds                    400,000      6,250,000
 Terex                       550,000(b)  13,131,250
 Total                                   19,381,250


 Insurance - 2.4%
 Nationwide Financial
    Services Cl A            450,000     19,800,000
 Provident Cos               480,000     17,280,000
 SunAmerica                  400,000     18,125,000
 UICI                        300,000(b)   9,637,500
 Total                                   64,842,500

 Leisure time & entertainment - 1.2%
 Carnival Cl A               240,000     14,130,000
 Harley-Davidson             460,000     13,340,000

 Royal Olympic Cruise Lines  250,000      3,750,000
 Total                                   31,220,000


 Media - 7.4%
 CBS                         900,000     27,843,750
 Chancellor Media            900,000(b)  40,275,000
 Clear Channel
    Communications           206,000(b)  18,668,750
 Gartner Group Cl A          300,000(b)  11,962,500
 Outdoor Systems           1,350,000(b)  40,246,875
 Sinclair Broadcast
    Group Cl A               350,000(b)  19,796,875
 Snyder Communications       550,000(b)  22,584,375
 Univision Communications
    Cl A                     400,000(b)  15,350,000
 Total                                  196,728,125

 Metals - 0.5%
 Reynolds Metals             200,000     12,462,500


            Multi-industry conglomerates - 1.9%
 AccuStaff                   573,700(b)  16,207,025
 Apollo Group Cl A           250,000(b)  10,593,750
 ImageMAX                    194,000(b)   1,600,500
 NCO Group                   388,750(b)   9,815,938
 Robert Half Intl            300,000(b)  13,575,000
 Total                                   51,792,213

 Restaurants & lodging - 1.1%
 CapStar Hotel               348,400(b)  11,758,500
 Promus Hotel                338,367(b)  16,326,208
 Total                                   28,084,708


 Retail - 13.2%
 Best Buy                    239,500(b)  14,280,188
 BJ's Wholesale Club         400,000(b)  13,550,000
 CDW Computer Centers         85,000(b)   5,822,500
 Costco Cos                  400,000(b)  19,550,000
 DM Management                90,000(b)   1,698,750
 Dollar General              425,000     19,603,125
 Family Dollar Stores      1,000,000     35,624,999
 Food Lion Cl A            1,315,000     13,273,281
 Kohl's                      250,000(b)  20,046,875
 Lowe's Cos                  300,000     17,531,250
 Meyer (Fred)                500,000(b)  22,218,750
 Movado Group                202,000      4,343,000
 Office Depot                900,000(b)  24,750,000
 OfficeMax                   800,000(b)  13,350,000
 Pier 1 Imports              450,000     12,037,500
 Reade (Duane)                43,300(b)     968,838
 Rexall Sundown              825,000(b,e)30,525,000
 Rite Aid                    770,000     24,928,750
 Safeway                     550,000(b)  19,181,250
 Stage Stores                440,000(b)  18,480,000
 Stein Mart                  332,500(b)  10,743,906
 USA Floral Products         425,000(b)  10,146,875
 Total                                  352,654,837


 Textiles & apparel - 0.8%
 Abercrombie & Fitch         440,000(b)  15,180,000
 Ashworth                    350,000(b)   4,878,125
 Total                                   20,058,125


 Utilities -- electric - 0.2%
 Northeast Utilities         400,000(b)   5,000,000


 Utilities -- telephone - 7.4%
 American Communications
    Services                 300,000(b)   4,200,000
 Cincinnati Bell             425,000     13,600,000
 Frontier                    400,000     11,075,000
 Global TeleSystems Group    370,000(b,e)13,551,250
 ICG Communications          500,000(b)  16,812,500
 Intermedia Communications   225,000(b)  17,184,375
 MetroNet Communications     325,000(b)   7,759,375
 Mobile Telecommunication
    Technologies             500,000(b)  11,250,000
 Nextel Communications Cl A  575,000(b)  16,998,438
 Orbital Sciences            200,000(b)   7,625,000
 Premiere Technologies       500,000(b)  15,687,500

 Primus Telecommunications
    Group                     40,000(b)  $1,040,000
 STARTEC Global
    Communications           250,000(b)   6,203,125
 Telephone & Data Systems    275,000     11,979,688
 WinStar Communications      500,000(b)  21,031,249
 WorldCom                    550,000(b)  21,003,124
 Total197,000,624


 Total common stocks
 (Cost: $1,834,101,375)              $2,348,561,613


 Preferred stock & other - 0.3%
 Issuer                        Shares      Value(a)
 DocuCorp Intl
   Rights                    15,000(b)       58,125
 EVI
 5.00%                      200,000(b)    9,250,000


 Total preferred stock & other
 (Cost: $9,150,050)                      $9,308,125



 Bonds - 1.1%

Issuer                        Maturity  Coupon      Principal       Value(a)
                                  date    rate         amount
 Altera
    Cv Sr Sub Nts             06-15-02    5.75%    $4,000,000    $6,820,000
 Continucare
    Cv Sr Sub Nts             10-31-02    8.00      4,000,000     3,510,000
 Diamond Offshore Drilling
    Cv Sr Sub Nts             09-15-07    3.13     12,400,000    12,136,500
 Xilinx
    Cv Sr Sub Nts             11-01-02    5.25      6,000,000     6,442,500


 Total bonds
 (Cost: $28,020,356)                                            $28,909,000


 Short-term securities - 11.6%
Issuer      Annualized          Amount     Value(a)
              yield on      payable at
               date of        maturity
              purchase

 U.S. government agencies - 0.6%
 Federal Home Loan Bank Disc Nt
      03-18-98     5.41%    $9,200,000   $9,175,206
 Federal Natl Mtge Assn Disc Nts
      03-18-98     5.43        500,000      498,648
      03-18-98     5.44      6,400,000    6,382,656
 Total                                   16,056,510

Certificate of deposit - 0.4%
 US Bank Minneapolis
      03-25-98     5.52     11,000,000   11,000,000

 Commercial paper - 10.0%
 Abbott Laboratories
      03-25-98     5.52     12,000,000   11,954,166
 American General Finance
      03-11-98     5.53     10,000,000    9,983,194
 Bell Atlantic
      03-11-98     5.53     10,000,000    9,983,133
 BellSouth Telecommunications
      03-03-98     5.52      1,800,000    1,799,175
 Beneficial
      03-02-98     5.49      9,100,000    9,097,240
 BOC Group
      03-16-98     5.53     10,000,000(c) 9,975,556
 Ciesco LP
      03-25-98     5.53     10,800,000   10,758,675
 Commercial Credit
      04-16-98     5.53     10,000,000    9,928,325
 Commerzbank U.S. Finance
      03-25-98     5.51     10,000,000    9,961,875
 Delaware Funding
      03-17-98     5.52      9,000,000(c) 8,976,625
 Emerson Electric
      04-13-98     5.56      3,400,000    3,377,020
 Fleet Funding
      04-17-98     5.57     12,800,000(c)12,705,620
 Gateway Fuel
      03-10-98     5.50     10,000,000    9,984,806
 General Electric
      03-20-98     5.53      6,300,000    6,280,750
      03-30-98     5.51     10,000,000    9,954,333
 Heinz (HJ)
      04-22-98     5.54      6,700,000    6,645,749
 Household Finance
    03-11-98       5.51     10,000,000    9,983,256
 Kredietbank North America Finance
      04-27-98     5.52      9,000,000    8,917,152
 Merrill Lynch
      03-16-98     5.52     10,000,000    9,975,644
 Morgan Stanley, Dean Witter, Discover & Co
      03-02-98     5.50     10,000,000    9,996,961
      03-05-98     5.50     10,800,000   10,791,795
 Natl Australia Funding (Delaware)
      04-02-98     5.51      9,100,000    9,054,288
 Novartis Finance
      03-03-98     5.50      6,900,000(c) 6,896,849
 Paccar Financial
      03-27-98     5.54      7,000,000    6,971,020
 Pfizer
      03-09-98     5.53      2,400,000(c) 2,396,700
 Reed Elsevier
      03-27-98     5.51      2,800,000(c) 2,788,492
 SBC Communications Capital
      03-23-98     5.50      8,000,000(c) 7,971,991
      04-23-98     5.53     10,000,000(c) 9,917,650
 Toyota Motor Credit
      03-20-98     5.57     10,000,000    9,969,111
 USAA Capital
      03-04-98     5.50     10,000,000    9,993,922
 Xerox Credit
      04-09-98     5.52     10,000,000    9,939,000
 Total                                  266,930,073

 Letters of credit - 0.6%
 Bank of America-
 AES Hawaii
      03-06-98     5.52      4,100,000    4,096,242
 Student Loan Marketing Assn-
 Nebraska Higher Education
      03-31-98     5.54     10,100,000   10,051,991
 Total                                   14,148,233


 Total short-term securities
 (Cost: $308,138,277)                  $308,134,816


 Total investments in securities
 (Cost $2,179,410,058)(g)            $2,694,913,554



See accompanying notes to investments in securities.



 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(d) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the period ended Feb. 28, 1998 are as follows:


Issuer                      Beginning      Purchases           Sales          Ending     Dividend        Value(a)
                                 cost           cost            cost            cost       income

Dave & Buster's*          $11,941,176    $        --     $11,941,176    $         --           $--   $         --
Steiner Leisure             7,506,250             --         325,000       7,181,250            --     26,400,000
Transcrypt Intl*            2,595,010      7,695,000              --      10,290,010            --     11,055,000

Total                     $22,042,436     $7,695,000     $12,266,176     $17,471,260           $--    $37,455,000


*Issuer was not an affiliate for the entire period.


(e) Security is partially or fully on loan. See Note 5 to the financial statements.

(f) Foreign security values are stated in U.S. dollars.

(g) At Feb. 28, 1998, the cost of securities for federal income tax purposes was approximately  $2,179,410,000  and the approximate  aggregate  gross  unrealized appreciation and depreciation based on that cost was:
Unrealized appreciation ......................................  $545,915,000
Unrealized depreciation..........................................(30,411,000)
Net unrealized appreciation.....................................$515,504,000


      Investments in securities


      Retirement Annuity Mutual Funds
      Global Yield Fund
      Feb. 28, 1998 (Unaudited)



                                                   (Percentages represent
                                                     value of investments
                                                   compared to net assets)


 Bonds - 93.3%(b)
Issuer           Coupon      Principal     Value(a)
                   rate        amount

 Argentina - 3.4%
 Argentina Republic
      (Japenese Yen)
         03-27-01  5.50%  $110,000,000     $887,933
      (U.S. Dollar)
         03-31-05  6.69      1,440,000    1,308,960
         01-30-17 11.375     1,000,000    1,135,630
 Comp Nav Perez Companc
      (U.S. Dollar)
         01-30-04  9.00      1,000,000(d) 1,045,000
 Province of Mendoza
      (U.S. Dollar)
         09-04-07 10.00      1,000,000(d)   970,000
 Total                                    5,347,523

 Brazil - 1.5%
 Espirito Santo Centrais
      (U.S. Dollar) Sr Nts
         07-15-07 10.00      1,000,000(d)   932,500
 Republic of Brazil
      (U.S. Dollar)
         05-15-27 10.125     1,500,000(f) 1,438,125
 Total                                    2,370,625


 Canada - 3.2%
 Govt of Canada
      (Canadian Dollar)
         06-01-23  8.00      4,200,000    3,802,226
 Rogers Communication
      (Canadian Dollar) Sr Nts
         07-24-07  8.75      2,000,000    1,346,701
 Total                                    5,148,927


 Denmark - 3.2%
 Govt of Denmark
      (Danish Krone)
         05-15-03  8.00      7,700,000    1,274,540
         03-15-06  8.00      7,500,000    1,286,105
         11-10-24  7.00     15,000,000    2,541,417
 Total                                    5,102,062

 France - 0.3%
 Govt of France
      (European Currency Unit)
         04-25-05  7.50        400,000      503,784


 Germany - 7.9%
 Federal Republic of Germany
      (Deutsche Mark)
         11-11-04  7.50      3,430,000    2,186,135
         06-20-16  6.00      8,300,000    4,953,723
         07-04-27  6.50      8,300,000    5,236,140
 Total                                   12,375,998



 Hong Kong - 1.6%
 Dao Heng Bank
      (U.S. Dollar) Sub Nts
         01-24-07  7.75      1,000,000(d)   825,800
 Hutchison Whampo Finance
      (U.S. Dollar) Company Guaranty
         08-01-27  7.50      2,000,000(d) 1,750,960
 Total                                    2,576,760


 Indonesia - 0.6%
 Tjiwi Kimia
      (U.S. Dollar)
         08-01-04 10.00      1,300,000(d) 1,001,000


 Israel - 0.7%
 Israel Electric
      (U.S. Dollar)
         12-15-26  7.875     1,000,000(d) 1,037,530


 Italy - 4.4%
 Govt of Italy
      (Italian Lira)
         09-15-01  7.75  2,450,000,000    1,498,714
         01-01-04  8.50  5,340,000,000    3,493,375
         11-01-26  7.25  3,050,000,000    2,049,356
 Total                                    7,041,445

 Japan - 0.9%
 Sony Global
      (U.S. Dollar)
         03-04-03  6.125     1,500,000    1,499,670


 Malaysia - 1.2%
 Petronas
      (U.S. Dollar)
         08-15-15  7.75      2,000,000    1,878,440


 Mexico - 2.6%
 Banco Nacional de Comercio Exterior
      (U.S. Dollar)
         02-02-04  7.25      2,000,000(g) 1,902,500
 United Mexican States
      (Japenese Yen)
         08-17-98  5.00     30,000,000      240,879
      (U.S. Dollar)
         09-15-16 11.375       550,000      653,469
         05-15-26 11.50     1,050,000(f,g)1,284,281
 Total                                    4,081,129

 Norway - 2.2%
 Govt of Norway
      (Norwegian Krone)
         01-31-99  9.00     25,000,000    3,432,646


 Panama - 0.6%
 Banco General
      (U.S. Dollar)
         08-01-02  7.70      1,000,000(d)   992,890


 Peru - 0.6%
 Southern Peru Copper
      (U.S. Dollar)
         05-30-07  7.90      1,000,000    1,025,460


 Philippines - 0.7%
 Philippine Long Distance Telephone
    (U.S. Dollar)
         03-06-07  7.85      1,200,000(d) 1,081,980


 Russia - 1.0%
 Ministry Finance Russia
      (U.S. Dollar)
         11-27-01  9.25      1,000,000(d)   965,000
 Tatneft Finance
      (U.S. Dollar) Company Guaranty
         10-29-02  9.00        800,000(d)   694,000
 Total                                    1,659,000


 Slovenia - 1.9%
 Republic of Slovenia
      (Deutsche Mark)
         06-16-04  5.75      5,500,000    3,083,740


 South Africa - 1.2%
 Escom
      (South Africa Rand)
         09-01-01  8.00     11,200,000    1,934,977


 South Korea - 0.9%
 Korea Development Bank
      (U.S. Dollar)
         05-15-06  7.25      1,500,000    1,381,500


 Spain - 1.7%
 Govt of Spain
      (Spanish Peseta)
         04-30-99  9.40    200,000,000    1,370,966
         04-30-06  8.80    170,000,000    1,337,798
 Total                                    2,708,764


 Sweden - 3.4%
 Govt of Sweden
      (Swedish Krona)
         02-09-05  6.00     15,000,000    1,952,804
         08-15-07  8.00     16,600,000    2,457,569
 Paulson Enteprenad
      (Swedish Krona)
         12-15-00  8.29      9,000,000    1,043,064
 Total                                    5,453,437

 United Kingdom - 9.2%
 United Kingdom Treasury
      (British Pound)
         03-03-00  9.00      2,000,000    3,424,302
         06-07-02  7.00      1,000,000    1,687,457
         06-10-03  8.00      2,100,000    3,721,922
         12-07-05  8.50      1,500,000    2,815,943
       09-08-06    7.75      1,500,000    2,715,622
 Total                                   14,365,246

 United States - 36.7%
 EES Coke Battery
      (U.S. Dollar) Sr Nts
         04-15-02  7.125     1,413,750(d) 1,427,704
 Federal Natl Mtge Assn
      (U.S. Dollar)
         02-01-27  7.50        914,782      940,396
         03-01-27  7.50      1,887,628    1,940,482
         06-01-27  7.50      1,873,680    1,926,143
 Federated Dept Stores
      (U.S. Dollar)
         02-15-28  7.00      1,500,000    1,485,060
 First Union-
 Lehman Brothers Commercial Mtge Trust
      (U.S. Dollar) Series 1997-C1
         04-18-29  7.50      1,150,000    1,187,016
 Firstar Capital
      (U.S. Dollar) Company Guaranty Series B
         12-15-26  8.32      1,000,000    1,080,990
 Ford Motor Credit Global
      (U.S. Dollar)
         09-10-02  6.55      3,000,000    3,045,450
 GTE North
      (U.S. Dollar)
         02-15-10  6.375     2,000,000    1,994,120
 MGM Grand
      (U.S. Dollar)
         02-01-05  6.95      1,500,000    1,476,525
 Morgan (JP)
      (U.S. Dollar) Sr Sub Nts Series A
         02-15-12  4.00      1,000,000(e)   929,200

 Nationwide CSN Trust
      (U.S. Dollar)
         02-15-25  9.875%   $1,500,000(d)$1,801,290
 New York Life Insurance
      (U.S. Dollar)
         12-15-23  7.50      1,000,000(d) 1,043,200
 Pacific Gas & Electric
      (U.S. Dollar)
         06-25-03  6.16      1,050,000    1,055,906
 Railcar Leasing
      (U.S. Dollar)
         01-15-13  7.125     3,000,000(d) 3,158,670
 Texas Utilities Electric
      (U.S. Dollar)
         08-01-07  7.17      2,000,000    2,088,740
 TU Electric Capital
      (U.S. Dollar) Company Guaranty
         01-30-37  8.175     1,000,000(e) 1,053,450
 U.S. Treasury
      (U.S. Dollar)
         02-15-00  5.875     4,500,000    4,524,885
         11-15-01  7.50      1,650,000    1,752,762
         02-15-05  7.50      5,600,000    6,175,120
         11-15-16  7.50     11,975,000   13,991,111
      (U.S. Dollar) TIPS
         01-15-07  3.375     3,000,000(f) 2,981,488
 Zurich Capital
      (U.S. Dollar) Company Guaranty
         06-01-37  8.38      1,000,000(d) 1,101,870
 Total                                   58,161,578

 Venezuela - 1.7%
 Govt of Venezuela
      (U.S. Dollar) Series A
         03-31-07  6.75        904,762(e)   810,893
      (U.S. Dollar) Series B
         03-31-07  6.75        452,381(e)   405,446
      (U.S. Dollar) Series DM
         03-31-07  2.42      2,980,000(e) 1,419,255
 Total                                    2,635,594


 Total bonds
 (Cost: $144,827,351)                  $147,881,705


Short-term securities - 9.4%

Issuer      Annualized          Amount     Value(a)
              yield on      payable at
               date of        maturity
              purchase

 U.S. government agencies - 6.8%
 Federal Home Loan Mtge Corp Disc Nts
      03-12-98     5.43%    $4,400,000   $4,392,065
      03-20-98     5.44      2,900,000    2,891,252
      03-24-98     5.43        600,000      597,840
 Federal Natl Mtge Assn Disc Nt
      03-18-98     5.44      2,900,000    2,892,141
 Total                                   10,773,298


 Commercial paper - 2.6%
 Reed Elsevier
      03-11-98     5.50      1,100,000(c) 1,098,158
 UBS Finance (Delaware)
      03-02-98     5.68      3,100,000    3,099,022
 Total                                    7,881,157


 Total short-term securities
 (Cost: $14,970,478)                    $14,970,478


 Total investments in securities
 (Cost $159,797,829)(h)                $162,852,183


See accompanying notes to investments in securities.

 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Foreign securities values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

(c) Commercial paper sold within terms of a private placement memorandum, exempt under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(d)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 28, 1998.

(f) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(g) Security is partially or fully on loan. See Note 5 to the financial statements.

(h) At Feb. 28, 1998, the cost of securities for federal income tax purposes was approximately $159,700,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation......................................$5,255,000
Unrealized depreciation......................................(2,103,000)
Net unrealized appreciation..................................$3,152,000

      Retirement Annuity Mutual Funds
      Growth Dimensions Fund
      Feb. 28, 1998 (Unaudited)

                                                   (Percentages represent
                                                     value of investments
                                                   compared to net assets)


 Common stocks - 92.4%
Issuer                        Shares      Value(a)

 Aerospace & defense - 1.6%
 Boeing                      158,900     $8,620,325
 United Technologies         239,200     21,363,550
 Total                                   29,983,875


 Airlines - 2.1%
 AMR  239,200(b)          30,273,750
 Southwest Airlines          311,000      8,921,813
 Total                                   39,195,563


 Banks and savings & loans - 7.2%
 BankAmerica                 167,450     12,977,375
 Citicorp                    239,400     31,720,499
 Norwest                   1,315,800     53,865,562
 State Street                478,700     29,589,644
 Wachovia                    119,500      9,500,250
 Total                                  137,653,330

 Beverages & tobacco - 1.3%
 Coca-Cola                   299,100     20,544,431
 Fortune Brands              119,800      4,754,563
 Total                                   25,298,994


 Building materials & construction - 1.3%
 Tyco Intl                   478,472     24,282,454


 Chemicals - 2.1%
 Air Products & Chemicals    110,100      9,241,519
 Monsanto                    211,900     10,780,413
 USA Waste Services          478,400(b)  19,913,399
 Total                                   39,935,331

 Communications equipment & services - 3.1%
 ADC Telecommunications      254,100(b)   6,558,956
 Lucent Technologies         157,200     17,036,550
 Motorola                     61,200      3,411,900
 Northern Telecom            309,800     16,516,213
 Tellabs                     263,000(b)  15,878,625
 Total                                   59,402,244

 Computers & office equipment - 11.2%

 Automatic Data Processing  77,700        4,744,556
 BMC Software                155,613(b)  11,904,395
 Cisco Systems               657,800(b)  43,332,575
 Compaq Computer           1,196,100(f)  38,349,956
 Computer Associates Intl    243,850     11,491,431
 Hewlett-Packard             393,600     26,371,200
 Intl Business Machines      239,200     24,981,450
 Microsoft                   406,600(b)  34,459,350
 PeopleSoft                  119,500(b)   5,340,156
 Xerox                       119,500     10,598,156
 Total                                  211,573,225


 Electronics - 3.0%
 AMP                         111,200      4,913,650
 Applied Materials           119,800(b)   4,410,138
 Intel                       454,600     40,771,937
 Texas Instruments           119,400      6,910,275
 Total                                   57,006,000

 Energy - 1.8%
 Exxon                       275,200     17,578,400
 Mobil                       239,200     17,327,050
 Total                                   34,905,450


 Energy equipment & services - 0.6%
 Baker Hughes                276,900     11,335,594


 Financial services - 5.9%
 Associates First Capital Cl A119,500     9,560,000
 Fannie Mae                  191,300     12,207,331
 MBNA                        598,000     21,415,875
 Morgan Stanley, Dean Witter,
    Discover & Co            358,990     25,017,116
 Paychex                      95,700      4,940,513
 Travelers Group             717,900     40,022,924
 Total                                  113,163,759

 Food - 1.1%
 ConAgra                     557,400     16,722,000
 General Mills                60,000      4,316,250
 Total                                   21,038,250


 Foreign - 6.1%(e)
 ACE                         287,000     28,377,125
 Elan ADR                    179,300(b,f)11,127,806
 Royal Dutch Petroleum       478,500     25,988,531
 Schlumberger                274,300     20,675,363
 SmithKline Beecham ADR      496,000     30,690,000
 Total                                  116,858,825

 Health care - 9.0%
 Bristol-Myers Squibb        251,100     25,157,081
 Genentech                     3,400(b)     229,713
 Johnson & Johnson           358,600     27,074,300

 Medtronic                   367,600     19,528,750
 Merck & Co                  239,100     30,500,194
 Pfizer                      621,900     55,038,149
 Schering-Plough             143,700     10,930,181
 Total                                  168,458,368

 Health care services - 3.3%
 Cardinal Health             203,400     16,653,375
 HBO & Co                    334,900     18,126,462
 HEALTHSOUTH
    Rehabilitation           322,800(b)   8,715,600
 Service Corp Intl           239,200      9,059,700
 United Healthcare           167,400     10,159,088
 Total                                   62,714,225

 Household products - 2.3%
 Gillette                    215,400     23,236,275
 Procter & Gamble            239,300     20,325,544
 Total                                   43,561,819


 Industrial equipment & services - 2.6%
 Deere & Co                  705,500     39,596,188
 Illinois Tool Works         179,600     10,764,775
 Total                                   50,360,963


 Insurance - 2.1%
 Allstate                    107,600     10,033,700
 American Intl Group         179,475     21,570,652
 UNUM                        179,500      9,233,031
 Total                                   40,837,383

 Leisure time & entertainment - 1.7%
 Marriott Intl               358,900     27,186,675
 Mirage Resorts              219,833(b)   5,028,680
 Total                                   32,215,355


 Media - 2.8%
 CBS                         550,240     17,023,050
 Clear Channel
    Communications            99,400(b)   9,008,125
 Gannett                     323,186     20,865,696
 Univision Communications
    Cl A                     174,000(b)   6,677,250
 Total                                   53,574,121


 Metals - 0.5%
 Aluminum Co of America      128,700      9,443,363


 Multi-industry conglomerates - 6.3%

 AccuStaff                 322,700(b)     9,116,275
 Emerson Electric            442,500     28,237,031
 General Electric            909,000     70,674,750
 Minnesota Mining & Mfg      138,800     11,841,375
 Total                                  119,869,431

 Restaurants & lodging - 0.5%
 Promus Hotel                203,400(b)   9,814,050


 Retail - 6.0%
 Cendant                     490,383(b)  18,389,363
 CVS                         215,200     15,938,250
 Dayton Hudson               191,400     14,797,613
 Kroger                      143,700(b)   6,071,325
 Safeway                     957,200(b)  33,382,349
 Wal-Mart Stores             550,200     25,481,138
 Total                                  114,060,038


 Transportation - 0.4%
 CNF Transportation          179,200      7,011,200


 Utilities -- electric - 0.8%
 CMS Energy                  358,900     15,881,325


 Utilities -- gas - 0.9%
 El Paso Natural Gas         263,000     17,456,625


 Utilities -- telephone - 4.8%
 AirTouch Communications     239,000(b)  10,740,063
 Ameritech                   119,700      4,989,994
 AT&T                        167,600     10,202,650
 BellSouth                   550,400     33,574,399
 Cincinnati Bell             239,000      7,648,000
 U S WEST Communications
    Group                    255,500     13,301,969
 WorldCom                    263,300(b)  10,054,769
 Total                                   90,511,844


 Total common stocks
 (Cost: $1,394,930,752)              $1,757,403,004



 Short-term securities - 8.0%
Issuer      Annualized          Amount     Value(a)
              yield on      payable at
               date of        maturity
              purchase

 U.S. government agencies - 0.7%
 Federal Home Loan Bank Disc Nt
      03-18-98     5.41%    $3,600,000   $3,590,298
 Federal Home Loan Mtge Corp Disc Nt
      03-12-98     5.43     10,000,000    9,981,983
 Total                                   13,572,281


 Commercial paper - 6.20%
 AIG Funding
      03-02-98     5.51      6,500,000    6,498,010
 Bell Atlantic
      03-11-98     5.53     10,000,000    9,983,133
      03-17-98     5.51      2,500,000    2,493,531
 BellSouth Capital Funding
      03-16-98     5.51     10,100,000   10,075,311
 Ciesco LP
      03-17-98     5.50      2,700,000    2,693,026
 Commerzbank U.S. Finance
      03-13-98     5.50      3,000,000    2,994,063
 Consolidated Natural Gas
      03-03-98     5.54      8,100,000    8,096,267
 Delaware Funding
      03-25-98     5.52      2,900,000(c) 2,888,944
 Fleet Funding
      03-05-98     5.52      5,200,000(c) 5,196,028
 Gateway Fuel
      04-28-98     5.55      3,100,000    3,071,591
 Kredietbank North America Finance
      04-27-98     5.52      6,800,000    6,737,404
 Natl Australia Funding
    04-02-98       5.51      8,000,000    7,959,813

 Natl Rural Utilities Cooperative
      03-06-98     5.53      6,000,000    5,994,500
 Paccar Financial
      03-12-98     5.50      4,000,000    3,992,693
 Pacific Life Insurance
      03-06-98     5.51      4,000,000    3,996,340
      03-10-98     5.51      8,200,000    8,187,495
 Reed Elsevier
      03-06-98     5.53      2,200,000(c) 2,197,983
 Toyota Motor Credit
      03-26-98     5.55      9,600,000    9,561,659
 UBS Finance (Delaware)
      03-09-98     5.50      7,000,000    6,990,410
 Xerox Credit
      03-19-98     5.50      7,600,000    7,578,019
 Total                                  117,186,220


 Letters of credit - 1.1%
 Student Loan Marketing Assn-
 Nebraska Higher Education
      03-13-98     5.52      4,500,000    4,491,062
      03-31-98     5.54     17,100,000   17,018,719
 Total                                   21,509,781


 Total short-term securities
 (Cost: $152,271,362)                  $152,268,282


 Total investments in securities
 (Cost $1,547,202,115)(g)            $1,909,671,286



See accompanying notes to investments in securities.




 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Commercial paper sold within terms of a private placement memorandum, exempt under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(d) Security is partially or fully on loan. See Note 5 to the financial statements.

(e) Foreign security values are stated in U.S. dollars.

(f) At Feb. 28, 1998, securities valued at $7,374,375 were held to cover open call options written as follows:


Issuer                Shares      Exercise     Expiration               Value
                                     price           date

Compaq Computer     1,196,100       $35        April 1998            $251,562


(g) At Feb. 28, 1998, the cost of securities for federal income tax purposes was approximately $1,547,202,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.......................................$371,750,000
Unrealized depreciation.........................................(9,281,000)
Net unrealized appreciation...................................$362,469,000




      Retirement Annuity Mutual Funds
      Income Advantage Fund
      Feb. 28, 1998 (Unaudited)

                                                   (Percentages represent
                                                     value of investments
                                                   compared to net assets)


 Bonds - 84.1%

Issuer                                  Maturity              Coupon             Principal             Value(a)
                                            date                rate                amount

 Aerospace & defense - 1.0%
 K&F Inds
    Sr Sub Nts                          10-15-07                9.25%             $500,000(d)         $530,000
 L-3 Communications
    Sr Sub Nts Series B                 05-01-07               10.375            1,560,000           1,719,900
 Sequa                                  10-15-99                9.625            2,500,000           2,581,250
 Total                                                                                               4,831,150

 Automotive & related - 0.8%
 Hayes Lemmerz Intl

    Company Guaranty Series B           07-15-07                9.125            1,000,000           1,062,500
 Oxford Automotive
    Company Guaranty                    06-15-07               10.125            2,000,000           2,140,000
 Walbro
    Sr Nts                              12-15-07               10.125              750,000             765,000
 Total                                                                                               3,967,500


 Banks and savings & loans - 1.1%
 First Nationwide Holdings
    Sr Sub Nts                          10-01-03               10.625            2,930,000           3,281,600
 Wilshire Financial Services
    Nts                                 01-01-04               13.00             1,500,000           1,597,500
                                        08-15-04               13.00               450,000(d)          479,250
 Total                                                                                               5,358,350

 Chemicals - 0.7%
 Freedom Chemicals
    Sr Sub Nts                          10-15-06               10.625              900,000           1,057,500
 ISP Holdings
    Sr Nts Series B                     02-15-02                9.75             2,000,000           2,145,000
 Total                                                                                               3,202,500


 Communications equipment & services - 7.9%
 21st Century Telecom Group
    Zero Coupon Sr Disc Nts             02-15-03               12.25             1,500,000(f)          804,375
 Comcast Cellular Holdings
    Sr Nts Series B                     05-01-07                9.50             5,000,000           5,275,000
 EchoStar DBS
    Company Guaranty                    07-01-02               12.50             2,000,000           2,230,000
 Facilicom Intl
    Sr Nts                              01-15-08               10.50               500,000             511,250
 Focal Communications
    Zero Coupon Sr Disc Nts             02-15-08                5.97             1,150,000(e)          628,188
 Globalstar LP/Capital
    Sr Nts                              02-15-04               11.375            1,500,000           1,552,500
                                        06-15-04               11.25             1,250,000           1,290,625
 GST Equipment Funding
    Sr Nts                              05-01-07               13.25               750,000             888,750
 GST Telecommunications
    Sr Sub Nts                          11-15-07               12.75               750,000             896,250
 IMPSAT
    Company Guaranty                    07-15-03               12.125            1,000,000           1,063,750
 Intl Wireless Communications
    Zero Coupon Sr Disc Nts             08-15-01               13.43             1,500,000(e)          596,250
 Iridium LLC/Capital
    Company Guaranty Series A           07-15-05               13.00             2,200,000           2,403,500
    Sr Nts                              07-15-05               11.25               300,000(d)          307,500

 Jordan Telecommunications Products
    Sr Nts Series B                     08-01-07               9.875               800,000             848,000
    Zero Coupon Sr Disc Nts Series B    08-01-00               9.72              1,250,000(f)        1,059,375
 Mastec
    Sr Sub Nts                          02-01-08               7.75                500,000             506,250
 Nextel Communications
    Zero Coupon Sr Disc Nts             01-15-99               8.67              2,500,000(f)        2,425,000
                                        02-15-99              11.84                500,000(f)          478,750
 NEXTLINK Communications
    Sr Nts                              04-15-06              12.50              1,000,000           1,152,500
 NTL
    Sr Nts Series B                     02-15-07              10.00              2,000,000           2,170,000
    Zero Coupon Sr Nts Series B         02-01-01               9.30              4,000,000(f)        3,210,000
 PhoneTel Technologies
    Sr Nts                              12-15-06              12.00              2,130,000           2,241,825
 Price Communications Cellular Holdings
    Zero Coupon Sr Disc Nts             08-01-02              13.50              1,300,000(d,f)        864,500
 RCN
    Zero Coupon Sr Disc Nts             02-15-08               4.85              1,200,000(d,e)        736,500
 Unifi Communications
    Sr Nts                              03-01-04              14.00              1,000,000             650,000
 Unisite
    Zero Coupon Sub Nts                 12-15-00               0.00              1,000,000(d,f)      1,000,000
 Vialog
    Company Guaranty                    11-15-01              12.75              2,075,000(d)        2,116,500
 Total                                                                                              37,907,138


 Computers & office equipment - 1.8%
 Anacomp
    Sr Sub Nts Series B                 04-01-04              10.875             2,000,000           2,112,500
 Cooperative Computing
    Sr Sub Nts                          02-01-08               9.00              2,250,000(d)        2,221,875
 Decisionone Holdings
    Zero Coupon                         08-01-08               4.18              2,000,000(e)        1,220,000
 Unisys
    Sr Nts                              10-15-04              11.75              2,525,000           2,941,625
 Total                                                                                               8,496,000


 Consumer finance -- personal loans - 0.7%
 Crown Paper
    Sr Sub Nts                          09-01-05              11.00              3,250,000           3,428,750

 Energy - 2.9%
 Belco Oil & Gas

    Sr Sub Nts Series B                 09-15-07               8.875               600,000             611,250
 Clark R&M
    Sr Sub Nts                          11-15-07               8.875             1,500,000(d)        1,530,000
 Costilla Energy
    Sr Nts                              10-01-06              10.25              3,000,000           3,090,000
 Energy Corp of America
    Sr Sub Nts Series A                 05-15-07               9.50              1,000,000           1,007,500
 Forcenergy
    Sr Sub Nts                          11-01-06               9.50                500,000             531,250
    Sr Sub Nts Series B                 02-15-07               8.50              1,500,000           1,528,125

 HarCor Energy
    Sr Secured Nts Series B             07-15-02              14.875               500,000             600,000
 Houston Exploration
    Sr Sub Nts                          01-01-08               8.625             1,500,000(d)        1,488,750
 HS Resources
    Sr Sub Nts                          12-01-03               9.875             1,400,000           1,454,250
 Rayovac
    Sr Sub Nts Series B                 11-01-06              10.25              1,137,000           1,253,543
 Transamerican Energy                   06-15-02              11.50                600,000             606,000
 Total                                                                                              13,700,668


 Energy equipment & services - 0.7%
 Dailey Intl
    Sr Nts                              02-15-08               9.50              1,000,000           1,015,000
 DI Inds
    Sr Nts                              07-01-07               8.875               500,000             526,250
 Plains Resources
    Company Guaranty Series D           03-15-06              10.25              1,000,000           1,082,500
 Pride Intl
    Sr Nts                              05-01-07               9.375               750,000             810,000
 Total                                                                                               3,433,750



 Financial services - 0.6%
 Arcadia Financial
    Sr Nts                              03-15-07              11.50              1,380,000           1,373,100
 Gemini                                 12-23-01              13.50              1,500,000(d,i,j)    1,500,000
 Total                                                                                               2,873,100

 Food - 3.0%
 Ameriserve Food
    Company Guaranty                    07-15-07              10.13                800,000             864,000
 Aurora Foods
    Sr Sub Nts Series B                 02-15-07               9.875               400,000             429,000
    Sr Sub Nts Series D                 02-15-07               9.875             2,000,000           2,145,000
 CFP Holdings
    Sr Nts Series B                     01-15-04              11.625             1,250,000(d)        1,237,500
 Chiquita Brands Intl
    Sr Nts                              01-15-04               9.625             1,000,000           1,063,750
 Gorges/Quik to Fix Food
    Sr Sub Nts Series B                 12-01-06              11.50              2,250,000           2,385,000
 Specialty Foods
    Sr Nts Series B                     08-15-01              10.25              1,100,000           1,106,875
 Stroh Brewery
    Sr Sub Nts                          07-01-06              11.10              3,261,000           2,934,900
 Twin Laboratories
    Sr Sub Nts                          05-15-06              10.25              2,150,000           2,354,250
 Total                                                                                              14,520,275


 Foreign - 15.0%(c)
 Australis Holdings

    (U.S. Dollar) Zero Coupon Sr Disc Nts11-01-00            13.55               2,260,000(f)        1,130,000
 Australis Media
    (U.S. Dollar)                       11-01-00             14.00                 616,647             431,064
    (U.S. Dollar) Zero Coupon           05-15-00             12.26               4,536,000(f)        1,360,800
                                        05-15-03              8.65                  11,162(e)            3,320
 Autopistas Del Sol
    (U.S. Dollar) Sr Nts                08-01-09             10.25               1,500,000(d)        1,458,750
 Call-Net Enterprises
    (U.S. Dollar) Zero Coupon Sr Disc Nts08-15-02             9.27                 500,000(f)          353,125
 Canadian Forest Oil
    (U.S. Dollar) Company Guaranty      09-15-07              8.75               1,000,000           1,017,500
 CEI Citicorp Holdings
    (Argentine Peso)                    02-14-07             11.25                 500,000(d)          450,000
 Centaur Mining & Exploration
    (U.S. Dollar) Company Guaranty      12-01-07             11.00               1,000,000(d)        1,017,500
 City of Moscow
    (Russian Ruble) Zero Coupon         07-01-98             22.80               1,115,315(e)        1,037,689
    (U.S. Dollar)                       05-31-00              9.50               1,000,000(d)          963,750
 COLT Telecommunications Group
    (U.S. Dollar) Zero Coupon           12-15-01              5.72               1,000,000(f)          880,000
 Daya Guna
    (U.S. Dollar) Company Guaranty      06-01-07             10.00               1,250,000(d)        1,037,500
 Doman Inds
    (U.S. Dollar)                       03-15-04              8.75               1,000,000             982,500
    (U.S. Dollar) Sr Nts                11-15-07              9.25                 350,000(d)          346,500
 Espirito Santo Centrais
    (U.S. Dollar) Sr Nts                07-15-07             10.00                 900,000(d)          839,250
 Esprit Telecom Group
    (U.S. Dollar) Sr Nts                12-15-07             11.50               1,250,000           1,365,625
 Fresh Del Monte Produce
    (U.S. Dollar) Sr Nts Series B       05-01-03             10.00               3,100,000           3,270,499
 Govt of Russia
    (U.S. Dollar)                       07-28-00             10.375                500,000             430,000
 Greater Beijing
    (U.S. Dollar) Sr Nts                06-15-04              9.25                 350,000(d)          282,125
                                        06-15-07              9.50                 500,000(d)          399,410
 Grupo Industrial Durango
    (U.S. Dollar)                       08-01-03             12.625              1,000,000           1,140,000
 Grupo Iusacell
    (U.S. Dollar)                       07-15-04             10.00                 600,000             625,500
 Grupo Televisa
    (U.S. Dollar) Sr Nts                05-15-06             11.875              2,250,000           2,598,750
 Guangdong Enterprises
    (U.S. Dollar) Sr Nts                05-22-07              8.875                400,000(d)          326,576
 Gulf Canada Resources
    (U.S. Dollar) Sr Sub Debs           01-15-04              9.25               1,500,000           1,575,000
 Hurricane Hydrocarbons
    (U.S. Dollar) Sr Nts                11-01-04             11.75               2,250,000(d)        2,210,625
 Hutchison Whampo Finance
    (U.S. Dollar) Company Guaranty      08-01-17              7.45                 250,000(d)          224,920
 Hyundai Semiconductor
    (U.S. Dollar) Sr Nts                05-15-07              8.625              1,500,000(d)        1,179,435

 Imexsa Export Trust
    (U.S. Dollar)                       05-31-03              10.125             1,000,000(d)        1,045,000
 Ionica
    (U.S. Dollar) Sr Nts                08-15-06              13.50              1,000,000             820,000
 MDC Communications
    (U.S. Dollar) Sr Sub Nts            12-01-06              10.50              1,750,000           1,890,000
 MetroNet Communications
    (U.S. Dollar) Sr Nts                08-15-07              12.00                750,000             871,875
    (U.S. Dollar) Zero Coupon Sr Disc Nts11-01-02             10.74              1,300,000(d,f)        856,375
 Mexican Cetes
    (Mexican Peso) Zero Coupon06-04-98   9.258,520,800(e)1,007,585

 Microcell Telecommunications
    (U.S. Dollar) Zero Coupon Sr Disc Nts10-15-02             17.90              1,210,000(d,f)        510,138
    (U.S. Dollar) Zero Coupon Sr Disc Nts
      Series B                          06-01-06               5.15              1,000,000(e)          703,750
 Netia Holdings
    (U.S. Dollar) Company Guaranty      11-01-07              10.25              1,725,000(d)        1,748,719
 Newsquest Capital
    (U.S. Dollar) Sr Sub Nts Series B   05-01-06              11.00                900,000           1,012,500
 Panda Global Energy
    (U.S. Dollar) Company Guaranty      04-15-04              12.50              2,745,000(d)        2,556,281
 Philippine Long Distance Telephone
    (U.S. Dollar)                       03-06-07               7.85                750,000(d)          676,238
    (U.S. Dollar) Medium-term Nt Series E03-06-17              8.35                750,000(d)          665,505
 PLD Telekom
    (U.S. Dollar) Zero Coupon           06-01-01               3.85                100,000(f)          100,000
 Plitt Theatres
    (U.S. Dollar) Sr Sub Nts            06-15-04              10.875             2,250,000           2,463,750
 Poland Telecom Finance
    (U.S. Dollar)                       12-01-07              14.00                222,500(d)        2,380,750
 Polysindo Intl Finance
    (U.S. Dollar) Company Guaranty      06-15-06              11.375             1,495,000             822,250
                                        07-30-07               9.375               700,000             385,000
 Repap New Brunswick
    (U.S. Dollar) Sr Nts                07-15-00               9.875             1,200,000           1,227,000
                                        04-15-05              10.625             3,250,000           3,201,249
 Republic of Argentina
    (Argentine Peso)                    07-10-02               8.75              1,000,000(d)          915,000
 Rogers Cablesystems
    (U.S. Dollar) Sr Secured Nts        08-01-02               9.625             1,000,000           1,085,000
 RSL Communications
    (U.S. Dollar) Company Guaranty      11-15-06              12.25              1,750,000           1,995,000
 Satelites Mexicanos
    (U.S. Dollar) Sr Nts                11-01-04              10.125             2,000,000(d)        2,076,280
 Stone Container
    (U.S. Dollar) Sr Nts                08-01-16              12.58              2,000,000           2,175,000
 Stone Container Finance-Canada
    (U.S. Dollar) Company Guaranty      08-15-06              11.50              1,500,000(d)        1,580,625
 Telewest Communication
    (U.S. Dollar) Debs                  10-01-06               9.625             1,500,000           1,612,500
 Tjiwi Kimia
    (U.S. Dollar)                       08-01-04              10.00              3,000,000(d)        2,310,000
 Tri Polyta Finance BV
    (U.S. Dollar) Company Guaranty      12-01-03              11.375             1,000,000             580,000
 United Mexican States
    (U.S. Dollar)                       05-15-26              11.50                500,000             611,563

 Veninfotel
    (U.S. Dollar) Cv Pay-in-kind        03-01-02              10.00              1,000,000(d,h,j)    1,500,000
 Veritas Holdings
    (U.S. Dollar) Sr Nts                12-15-03               9.625             1,591,000           1,708,336
 Total                                                                                              72,030,982

 Furniture & appliances - 0.2%
 Lifestyle Furnishings

    Company Guaranty                    08-01-06              10.875             1,000,000           1,122,500

 Health care services - 2.9%
 La Petite Holdings
    Sr Nts                              08-01-01               9.625             1,100,000           1,149,500
 Magellan Health Services
    Sr Sub Nts                          02-15-08               9.00              1,500,000(d)        1,522,500
 Paracelsus Healthcare
    Sr Sub Nts                          08-15-06              10.00              3,250,000           3,404,375
 Tenet Healthcare
    Sr Nts                              01-15-05               8.00              1,500,000           1,544,295
    Sr Sub Nts                          03-01-05              10.125             3,250,000           3,575,000
 Vencor
    Sr Sub Nts                          07-15-07               8.625             2,250,000           2,497,500
 Total                                                                                              13,693,170

 Household products - 0.3%
 Revlon Worldwide
    Zero Coupon Sr Disc Nts Series B    03-15-01              10.59              2,000,000(e)        1,480,000

 Industrial equipment & services - 1.9%
 Borg-Warner Security                   03-15-07               9.625             1,900,000           1,973,625
 Clark Materials Handling
    Company Guaranty                    11-15-06              10.75              1,500,000           1,620,000
 Motors & Gears
    Sr Nts                              11-15-06              10.75                500,000             546,250
    Sr Nts Series B                     11-15-06              10.75              2,250,000           2,458,125
 Specialty Equipment
    Sr Sub Nts                          12-01-03              11.375             2,500,000           2,693,750
 Total                                                                                               9,291,750



 Insurance - 0.3%
 Americo Life
    Sr Sub Nts                          06-01-05               9.25              1,500,000           1,541,250

 Leisure time & entertainment - 5.9%
 Affinity Group Holding
    Sr Nts                              04-01-07              11.00              1,000,000           1,080,000
 AMC Entertainment
    Sr Sub Nts                          03-15-09               9.50              2,500,000           2,624,999
 CLN Holdings
    Zero Coupon Company Guaranty        05-15-01              11.05              3,750,000(e)        2,732,812
    Zero Coupon Sr Disc Nts             05-15-01              12.87                500,000(e)          340,000
 Coast Hotels & Casino
    Company Guaranty Series B           12-15-02              13.00              1,900,000           2,189,750

 Hammons (JQ) Hotels
    1st Mtge                            02-15-04               8.875             1,500,000           1,541,250
 HMH Properties                         07-15-07               8.875               700,000             744,625
 Hollywood Theaters
    Sr Sub Nts                          08-01-07              10.625               600,000(d)          654,000
 Icon Fitness
    Zero Coupon Sr Disc Nts Series B    11-15-01              14.00              2,250,000(f)        1,319,063
 IHF Holdings
    Zero Coupon Sr Disc Nts Series B    11-15-99               6.56              3,000,000(f)        2,580,000
 Lodgenet Entertainment
    Sr Nts                              12-15-06              10.25              2,000,000           2,070,000
 Riviera Holdings
    Company Guaranty                    08-15-04              10.00              1,250,000           1,287,500
 Trump Atlantic City Assn/Funding
    Company Guaranty                    05-01-06              11.25              2,550,000           2,642,437
 Trump Holdings & Funding
    Sr Secured Nts                      06-15-05              15.50              1,200,000           1,398,000
 United Artists Theatres
    Series 1995A                        07-01-15               9.30              1,688,213           1,738,860
 Venetian Casino/LV Sands
    Mtge                                11-15-04              12.25              1,525,000(d)        1,551,688
    Sr Sub Nts                          11-15-05              10.00                600,000(d,i)        567,000
 Waterford Gaming/LLC
    Sr Nts                              11-15-03              12.75              1,230,000           1,357,613
 Total                                                                                              28,419,597

 Media - 8.5%
 Ackerly Communications
    Sr Secured Nts Series B             10-01-03              10.75              1,500,000           1,601,250
 Adelphia Communications
    Sr Nts                              02-01-08               8.375             4,500,000           4,499,999
    Sr Nts Pay-in-kind Series B         02-15-04               9.50                356,875(h)          373,827
 Benedek Communications
    Zero Coupon Sr Disc Nts             05-15-01              11.89              1,250,000(f)          987,500
 Big Flower Press
    Sr Sub Nts                          07-01-07               8.875               500,000             520,000
 Big Flower Press Holdings
    Sr Sub Nts                          07-01-07               8.875               500,000(d)          520,000
    CBS                                 08-01-12               8.625               500,000             539,325
    Sr Deb                              06-01-22               8.875               750,000             820,470
 Chancellor Media
    Sr Sub Nts                          10-01-04               9.375             1,500,000           1,565,625
                                        12-15-07               8.125             1,250,000(d)        1,268,750
 EchoStar Satellite Broadcasting
    Zero Coupon Sr Disc Nts             03-15-00              12.66              2,150,000(f)        1,905,438
 Garden State Newspapers
    Sr Sub Nts Series B                 10-01-09               8.75              1,000,000           1,027,500
 Jacor Communications
    Company Guaranty                    12-15-06               9.75              2,250,000           2,475,000
 James Cable Partners LP
    Sr Nts Series B                     08-15-04              10.75              2,000,000           2,150,000

 Marcus Cable Operating
    Zero Coupon Sr Disc Nts             08-01-99               5.44              2,600,000(f)        2,463,500
 OpTel
    Sr Nts Series B                     02-15-05              13.00              2,250,000           2,469,375
 Outdoor Systems
    Company Guaranty                    06-15-07               8.875             3,800,000           4,004,250
 Paxson Communications
    Sr Sub Nts                          10-01-02              11.625             1,750,000           1,907,500
 Pegasus Communications
    Sr Nts                              10-15-05               9.625               750,000(d)          783,750
 Pegasus Media & Communications
    Series B                            07-01-05              12.50              1,500,000           1,710,000
 Price Communications Wireless
    Sr Sub Nts                          07-15-07              11.75              2,500,000           2,756,250
 Spanish Broadcasting Systems
    Zero Coupon Sr Nts                  06-15-02              12.50              1,000,000           1,145,000
 TransWestern Publishing/Capital
    Sr Sub Nts                          11-15-07               9.625               500,000(d)          528,750
 Viacom
    Sub Deb                             07-07-06               8.00              2,500,000           2,556,250
 Total                                                                                              40,579,309

 Metals - 1.7%
 Bar Technologies
    Company Guaranty                    04-01-01              13.50              1,500,000(d)        1,646,250
 EnviroSource
    Sr Nts                              06-15-03               9.75              3,000,000           3,056,250
 Maxxam Group Holdings
    Sr Nts Series B                     08-01-03              12.00              1,000,000           1,105,000
 Renco Steel Holdings
    Sr Nts                              02-01-05              10.875             2,000,000           2,040,000
 WCI Steel
    Sr Nts Series B                     12-01-04              10.00                400,000             420,000
 Total                                                                                               8,267,500


 Miscellaneous - 9.1%
 Adams Outdoor Advertising
    Sr Nts                              03-15-06              10.75              2,000,000           2,225,000
 Axiohm Transaction Solutions
    Sr Sub Nts                          10-01-07               9.75                500,000(d)          510,000
 Bistro Trust                           12-31-02               9.50              1,000,000(d)        1,001,900
 Booth Creek Ski Holdings
    Sr Nts Series B                     03-15-07              12.50              1,343,000           1,373,218
 BTI Telecommunications
    Sr Nts                              09-15-07              10.50              1,100,000           1,193,500
 Comforce Operating
    Sr Nts                              12-01-07              12.00                900,000(d)          963,000
 Concentric Network                     12-15-07              12.75                600,000             690,000
 Coty
    Sr Sub Nts                          05-01-05              10.25              1,000,000           1,067,500
 Crown Castle Intl
    Zero Coupon Sr Disc Nts             11-15-07               5.23              1,500,000(d,e)      1,001,250
 DeepTech Intl
    Sr Nts                              12-15-00              12.00              1,000,000           1,066,250
 DTI Holdings                           03-01-08              12.50              2,380,000(d)        1,297,100
 ESI Tractebel Acquisitions             12-30-11               7.99                500,000             501,875


 Grant Geophysical
    Sr Nts                              02-15-08               9.75                725,000             721,375
 Holt Group
    Sr Nts                              01-15-06               9.75                640,000             651,200
 Hyperion Telecommunications
    Sr Nts Series B                     09-01-04              12.25              1,500,000           1,706,250
 Imperial Holly
    Sr Sub Nts                          12-15-07               9.75                850,000(d)          876,563
 Isle of Capri/Capital
    1st Mtge Series B                   08-31-04              13.00              1,750,000           1,789,375
 Knology Holdings
    Zero Coupon                         10-15-02              11.87                100,000(d,f)        555,000
 Magnaquench
    Pay-in-kind                         12-30-06              12.00              1,000,000(d,h,i)    1,020,000
 MSX Intl
    Sr Sub Nts                          01-15-08              11.375             1,225,000           1,267,875
 Nationwide Credit
    Sr Nts                              01-15-08              10.25              1,000,000(d)        1,032,500
 Norcal Waste Systems
    Company Guaranty Series B           11-15-05              13.50              2,475,000           2,880,280
 Omnipoint Communications
    Sr Nts                              02-17-06               8.875             1,500,000(d,i)      1,498,500
 Outsourcing Solutions
    Sr Sub Nts Series B                 11-01-06              11.00              2,575,000           2,838,938
 Packard Bioscience
    Sr Sub Nts                          03-01-07               9.375               500,000             487,500

 Park-Ohio Inds
    Sr Sub Nts                          12-01-07               9.25              1,500,000(d)        1,571,250
 Resource America                       08-01-04              12.00              1,000,000(d)        1,027,500
 SC Intl                                09-01-07               9.25              2,250,000           2,362,500
 SFX Entertainment
    Sr Sub Nts                          02-01-08               9.125               975,000             975,000
 Sheffield Steel
    1st Mtge                            12-01-05              11.50              1,000,000(d)        1,042,500
 Stellex Inds
    Sr Sub Nts                          11-01-07               9.50              1,300,000(d)        1,335,750
 Talton Holdings
    Company Guaranty                    06-30-07              11.00                750,000(d)          826,875
 Viasystems
    Sr Sub Nts                          06-01-07               9.75                600,000             630,000
 Wells Aluminum
    Sr Nts Series B                     06-01-05              10.125             2,250,000           2,430,000
 XCL05-01-04                            13.50          1,000,000(d)              1,200,000
 Total                                                                                              43,617,324


 Multi-industry conglomerates - 1.7%
 American Banknote                      12-01-07              11.25                750,000             761,250
 Communications & Power Inds
    Sr Sub Nts Series B                 08-01-05              12.00              1,000,000           1,118,750
 Jordan Inds
    Zero Coupon Sr Sub Debs Series B    04-01-02              11.75              1,608,386(f)          979,105
 Pierce Leahy
    Sr Sub Nts                          07-15-07               9.125             2,000,000           2,145,000
 Prime Succession
    Sr Sub Nts                          08-15-04              10.75              2,675,000           2,949,187
 Total                                                                                               7,953,292



 Paper & packaging - 3.1%
 Bear Island LLC/Finance
    Sr Nts                              12-01-07              10.00              1,550,000(d)        1,584,875
 BPC Holding
    Sr Secured Nts Pay-in-kind Series B 06-15-06              12.50              1,600,000(h)        1,760,000
 Bway
    Sr Sub Nts                          04-15-07              10.25                500,000(d)          544,375
 Gaylord Container
    Sr Nts                              06-15-07               9.75                800,000             808,000
    Sr Sub Nts                          02-15-08               9.875             2,000,000(d)        1,955,000
 Graham Packaging Capital
    Zero Coupon Sr Disc Nts             01-15-09               4.79                500,000(d,e)        312,500
 Riverwood Intl
    Company Guaranty                    04-01-06              10.25              3,250,000           3,363,750
                                        08-01-07              10.625               500,000             530,000
 Silgan Holdings                        06-01-09               9.00                825,000             860,063
 Tekni-Plex
    Sr Sub Nts                          03-01-08               9.25                690,000             698,625
 Warren (SD)
    Sr Sub Nts Series B                 12-15-04              12.00              2,000,000           2,237,500
 Total                                                                                              14,654,688

 Restaurants & lodging - 0.6%
 American Restaurant Group
    Sr Nts                              02-15-03              11.50              1,000,000(d)        1,010,000
 Prime Hospitality
    Sr Sub Nts Series B                 04-01-07               9.75              1,550,000           1,681,750
 Total                                                                                               2,691,750


 Retail - 2.6%
 Dairy Mart Convenience Stores

    Sr Sub Nts                          03-15-04              10.25              2,500,000           2,481,250
 Food 4 Less
    Sr Sub Debs Pay-in-kind             06-15-07              13.625             1,388,569(h)        1,687,111
 Maxim Group
    Company Guaranty Series B           10-15-07               9.25              1,500,000           1,518,750
 Pathmark Stores
    Sr Sub Nts                          05-01-03               9.625             1,500,000           1,470,000
    Sub Nts                             06-15-02              11.625             3,500,000           3,395,000
 Pueblo Xtra Intl
    Sr Nts                              08-01-03               9.50                900,000             848,250
    Sr Nts Series C                     08-01-03               9.50              1,000,000             942,500
 Total                                                                                              12,342,861


 Textiles & apparel - 1.3%
 Anvil Knitwear
    Sr Nts Series B                     03-15-07              10.875             1,500,000           1,582,500
 Galey & Lord
    Sr Sub Nts                          03-01-08               9.125             1,000,000(d)        1,005,000

 GFSI
    Sr Sub Nts Series B                 03-01-07              9.625              1,000,000(d)        1,045,000
 GFSI Holdings
    Zero Coupon Sr Disc Nts Series B    09-15-09             11.375                700,000             749,000
 Hosiery Corp of America
    Sr Sub Nts                          08-01-02             13.75               1,000,000           1,100,000
 Pillowtex
    Sr Sub Nts                          12-15-07              9.00                 500,000(d)          523,750
 Total                                                                                               6,005,250

 Transportation - 0.7%
 Global Ocean Carriers
    Sr Nts                              07-15-07             10.25               2,500,000           2,287,500
 Trico Marine Services
    Company Guaranty Series 14          08-01-05              8.50               1,000,000(d)        1,012,500
 Total                                                                                               3,300,000


 Utilities -- electric - 0.5%
 AES
    Sr Sub Nts                          11-01-07              8.50               1,280,000           1,321,600
 Niagara Mohawk Power
    1st Mtge                            07-01-05              6.625              1,000,000             985,950
 Total                                                                                               2,307,550


 Utilities -- gas - 0.4%
 Bellwether Exploration

    Sr Nts                              04-01-07             10.875              1,000,000           1,080,000
 Empire Gas
    Zero Coupon Sr Nts                  07-15-04              7.00               1,000,000(i)          911,250
 Total                                                                                               1,991,250


 Utilities -- telephone - 6.2%
 CCPR Services
    Company Guaranty                    02-01-07             10.00               2,250,000           2,258,438
 Geotek Communications
    Cv Sr Sub Nts                       02-15-01             12.00                 500,000(d)          350,000
    Zero Coupon Sr Disc Nts Series B    07-15-00             11.82               1,250,000(f)          625,000
 Intermedia Communications
    Sr Nts                              11-01-07              8.875              1,475,000(d)        1,559,813
    Zero Coupon Sr Disc Nts Series B    07-15-02             11.25               1,625,000(f)        1,190,313
 ITC Deltacom
    Sr Nts                              06-01-07             11.00               2,350,000           2,620,249
                                        03-01-08              8.875              1,600,000(d)        1,608,000
 Metrocall
    Sr Sub Nts                          10-01-07             10.375              1,750,000           1,802,500
 Omnipoint
    Sr Nts                              08-15-06             11.625              2,750,000           3,018,124
    Sr Nts Series A                     08-15-06             11.625              1,000,000           1,097,500
 Pagemart Nationwide
    Zero Coupon Sr Disc Nts             02-01-00             12.51               2,500,000(f)        2,175,000

 Peoples Telephone
    Sr Nts                              07-15-02               12.25             1,250,000           1,331,250
 PriCellular Wireless
    Sr Disc Nts Series B                11-15-01               14.00             1,500,000           1,676,250
    Zero Coupon Sr Disc Nts             10-01-98               12.25             1,000,000(f)        1,030,000
 Primus Telecommunications Group
    Sr Nts                              08-01-04               11.75             1,175,000           1,310,125
 Pronet

    Sr Sub Nts                          06-15-05               11.875            2,000,000           2,160,000
 Qwest Communications Intl
    Zero Coupon Sr Disc Nts             02-01-08                4.10             3,000,000(d,e)      1,998,750
 WorldCom
    Sr Nts                              01-15-04                9.375            1,699,000           1,822,178
 Total                                                                                              29,633,490


 Total bonds
 (Cost: $392,145,265)                                                                            $402,642,694


 Common stocks - 0.2%
Issuer                        Shares      Value(a)

 CORE Cap                     22,223(d)    $444,459
 Global TeleSystems Group      5,900(b)     216,088
 HarCor Energy                20,000(b)      27,500
 Imperial Credit Commercial
    Mtge Investment            7,800        119,925
 Nextel Communications Cl A    2,323(b)      68,674
 OpTel                         2,250(b,d)        23

 Total common stocks
 (Cost: $908,531)                          $876,669



 Preferred stocks & other - 8.7%
Issuer                        Shares       Value(a)

 21st Century Telecom Group        400(g)  $419,000
    13.75% Pay-in-kind
 Allegiance Telecom              2,400    1,284,000
    Warrants
 American Radio Systems         10,528(g) 1,263,360
    11.375% Pay-in-kind Series B
 American Restaurant Group         500(g)   507,500
    12.00% Pay-in-kind
 Asia Pulp & Paper               4,075    3,117,374
    12.00%
 Australis Holdings              1,760           18
    Warrants
 Benedek Communications          8,000(h) 1,096,000
    15.00% Pay-in-kind
 Cablevision Systems            48,022(h) 5,534,535
    11.125% Pay-in-kind Series M
 California Federal Bank        16,000    1,814,000
    11.50%
 Communications & Power Inds    26,780(g) 2,905,630
    14.00% Pay-in-kind Series B
 CORE Cap                       22,223(d)   564,242
    10.00% Cv Series A/I
 EchoStar Communications         1,287(h) 1,422,135
    12.125% Pay-in-kind Series B
 Fairfield Mfg                   1,300(h) 1,423,500
    11.25% Pay-in-kind
 Geotek Communications          40,000       40,000
    Warrants
 Globalstar Telecommunications   1,500(d)   161,250
    Warrants
 Hyperion Telecommunications       517(g)   585,503
    12.875% Pay-in-kind Series B
 Intermedia Communications      13,720(h) 1,680,700
    13.50% Pay-in-kind Series B
 Iridium World Communications    1,700      272,000
    Warrants
 IXC Communications                531(g)   610,650
    12.50% Pay-in-kind Series B
 KMC Telecomm Holdings           1,500      836,250
    Warrants
 Liberty Group Publishing     35,000        910,000
    14.75%
 Martin Media                 15,000(d)   1,500,000
    14.00%
 MetroNet Communications         750          1,875
    Warrants
 Nebco Evans Holding          15,000(h)   1,500,000
    11.25% Pay-in-kind
 Nextel Communications         1,000(g)   1,030,000
    11.125% Pay-in-kind

 NTL                           532(d,g)     627,760
    13.00% Pay-in-kind Series B
 Paxson Communications        22,730(h)   2,329,825
    12.50% Pay-in-kind
 Pegasus Communications        7,450(h)     864,200
    12.75% Pay-in-kind
    12.75% Pay-in-kind Series A   79(g)      88,875
 Price Communications          4,472         44,720
    Warrants
 Primus Telecommunications     1,175         32,900
    Warrants
 RSL Communications            1,250        112,500
    Warrants
 SFX Broadcasting              2,657(g)     314,855
    12.625% Pay-in-kind Series E
 SGW Holding                  10,602(d,g)   181,400
    12.50% Pay-in-kind Series B
    12.75% Cv Series A         9,677(d)      99,996
    Warrants                     250(d)      78,900
 Sinclair Capital             20,000      2,190,000
    11.625%
 Time Warner                   1,025      1,164,656
    10.25% Series M
 Unifi Communications          1,000         15,000
    Warrants
 Unisite                         500(d,k)        --
    Warrants
 Unisite CI C                    540(d)     250,090
 Vialog                        2,075        124,500
    Warrants
 Warren (SD)                  49,500      2,450,250
    14.00% Series B


 Total preferred stocks & other
 (Cost: $39,783,434)                    $41,449,949



 Short-term securities - 6.2%
Issuer                                  Maturity            Annualized              Amount            Value(a)
                                            date              yield on          payable at
                                                               date of            maturity
                                                              purchase
 U.S. government agencies - 3.7%
 Federal Home Loan Bank Disc Nt         03-18-98                   5.41%        $2,100,000          $2,094,341

 Federal Home Loan Mtge Corp Disc Nts   03-12-98                   5.42          1,900,000           1,896,577
                                        03-20-98                   5.44          6,400,000           6,380,693
                                        03-24-98                   5.43          6,200,000           6,177,680
 Federal Natl Mtge Assn Disc Nt         03-18-98                   5.43          1,200,000           1,196,754
 Total                                                                                              17,746,045

 Commercial paper - 2.5%
 Cargill                                03-05-98                   5.52          1,700,000           1,698,699
 Delaware Funding                       03-17-98                   5.52          2,000,000(l)        1,994,805
 Fleet Funding                          04-17-98                   5.57          1,600,000(l)        1,588,203
 Paccar Financial                       03-23-98                   5.51          1,100,000           1,096,143
 UBS Finance (Delaware)                 03-02-98                   5.68          4,100,000           4,098,706
 Xerox Credit                           04-09-98                   5.52          1,500,000           1,490,850
 Total                                                                                              11,967,406


 Total short-term securities
 (Cost: $29,713,451)                                                                               $29,713,451
Total investments in
securities
 (Cost: $462,550,681)(m)                                                                          $474,682,763


See accompanying notes to investments in securities.


 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

(d)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(f) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(g) Pay-in-kind securities are securities in which the issuer has the option to make interest payments in cash or in additional securities. The securities issued as interest usually have the same terms, including maturity date, as the pay-in-kind securities.

(h) Pay-in-kind securities are securities in which the issuer makes interest payments in additional securities. These securities usually have the same terms as the original holdings.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 28, 1998.

(j) Identifies issues considered to be illiquid as to their marketability
(see Note 1 to the financial statements). Information concerning such security holdings at Feb. 28, 1998, is as follows:


Security                                   Acquisition          Purchase
                                                  date              cost

Gemini*
   13.50% 2001                                12-23-96        $1,500,000
Veninfotel*
   10.00% Cv Pay-in-Kind 2002                 03-05-97         1,000,000


*Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.


(k) Negligible market value.

(l) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(m) At Feb. 28, 1998, the cost of securities for federal income tax purposes was approximately $461,988,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation......................................$20,120,000
Unrealized depreciation.......................................(7,425,000)
Net unrealized appreciation..................................$12,695,000

AMERICAN EXPRESS Financial Advisors


Retirement Annuity Mutual Funds
IDS Tower 10
Minneapolis, MN 55440-0010